UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance California Municipal Opportunities Fund

Class A EACAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.77%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from Fund performance during the period

↓ Security selections in AA-rated bonds also detracted from Fund performance relative to the Index

↓ Security selections in the hospital sector hurt performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns during the period

↑ Security selections in the local general obligation bonds sector, also helped performance

↑ Security selections in bonds with 4% coupon rates contributed to performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,730	$10,040	$10,037
11/15	$9,805	$10,080	$10,076
12/15	$9,889	$10,150	$10,152
1/16	$10,020	$10,272	$10,263
2/16	$10,036	$10,288	$10,280
3/16	$10,099	$10,320	$10,314
4/16	$10,191	$10,396	$10,392
5/16	$10,252	$10,424	$10,422
6/16	$10,477	$10,590	$10,587
7/16	$10,451	$10,597	$10,592
8/16	$10,481	$10,611	$10,610
9/16	$10,432	$10,558	$10,545
10/16	$10,316	$10,447	$10,422
11/16	$9,879	$10,058	$10,020
12/16	$9,958	$10,176	$10,138
1/17	$9,998	$10,243	$10,217
2/17	$10,061	$10,314	$10,277
3/17	$10,093	$10,336	$10,297
4/17	$10,164	$10,411	$10,369
5/17	$10,304	$10,577	$10,542
6/17	$10,276	$10,539	$10,507
7/17	$10,337	$10,624	$10,599
8/17	$10,418	$10,705	$10,665
9/17	$10,369	$10,650	$10,615
10/17	$10,350	$10,676	$10,649
11/17	$10,311	$10,619	$10,592
12/17	$10,413	$10,730	$10,708
1/18	$10,284	$10,604	$10,580
2/18	$10,257	$10,572	$10,546
3/18	$10,309	$10,611	$10,593
4/18	$10,271	$10,573	$10,550
5/18	$10,436	$10,694	$10,693
6/18	$10,458	$10,703	$10,696
7/18	$10,470	$10,729	$10,721
8/18	$10,503	$10,757	$10,755
9/18	$10,423	$10,687	$10,672
10/18	$10,323	$10,622	$10,599
11/18	$10,418	$10,739	$10,709
12/18	$10,523	$10,868	$10,827
1/19	$10,577	$10,950	$10,898
2/19	$10,621	$11,008	$10,952
3/19	$10,830	$11,182	$11,132
4/19	$10,874	$11,224	$11,180
5/19	$11,041	$11,379	$11,344
6/19	$11,084	$11,421	$11,383
7/19	$11,168	$11,513	$11,478
8/19	$11,396	$11,695	$11,664
9/19	$11,312	$11,601	$11,577
10/19	$11,310	$11,622	$11,598
11/19	$11,320	$11,651	$11,624
12/19	$11,357	$11,687	$11,658
1/20	$11,545	$11,897	$11,866
2/20	$11,703	$12,050	$12,020
3/20	$11,226	$11,613	$11,600
4/20	$11,088	$11,467	$11,476
5/20	$11,459	$11,832	$11,865
6/20	$11,574	$11,929	$11,933
7/20	$11,804	$12,130	$12,138
8/20	$11,723	$12,073	$12,058
9/20	$11,716	$12,076	$12,054
10/20	$11,698	$12,040	$12,021
11/20	$11,906	$12,221	$12,207
12/20	$11,962	$12,296	$12,257
1/21	$12,006	$12,374	$12,316
2/21	$11,803	$12,177	$12,092
3/21	$11,834	$12,253	$12,176
4/21	$11,932	$12,355	$12,272
5/21	$11,964	$12,392	$12,306
6/21	$11,997	$12,426	$12,338
7/21	$12,096	$12,529	$12,441
8/21	$12,043	$12,483	$12,399
9/21	$11,958	$12,393	$12,307
10/21	$11,936	$12,357	$12,273
11/21	$12,025	$12,462	$12,382
12/21	$12,023	$12,482	$12,407
1/22	$11,728	$12,141	$12,039
2/22	$11,664	$12,097	$12,002
3/22	$11,293	$11,705	$11,603
4/22	$10,989	$11,381	$11,266
5/22	$11,104	$11,550	$11,457
6/22	$10,970	$11,361	$11,279
7/22	$11,187	$11,661	$11,597
8/22	$11,021	$11,406	$11,349
9/22	$10,720	$10,968	$10,929
10/22	$10,634	$10,877	$10,858
11/22	$11,084	$11,385	$11,357
12/22	$11,089	$11,418	$11,394
1/23	$11,408	$11,746	$11,701
2/23	$11,191	$11,480	$11,435
3/23	$11,389	$11,735	$11,684
4/23	$11,385	$11,708	$11,655
5/23	$11,314	$11,607	$11,558
6/23	$11,400	$11,723	$11,672
7/23	$11,430	$11,770	$11,719
8/23	$11,346	$11,600	$11,584
9/23	$11,081	$11,260	$11,251
10/23	$10,919	$11,164	$11,154
11/23	$11,561	$11,873	$11,836
12/23	$11,801	$12,149	$12,103
1/24	$11,799	$12,087	$12,053
2/24	$11,810	$12,102	$12,067
3/24	$11,819	$12,102	$12,052
4/24	$11,712	$11,952	$11,898
5/24	$11,722	$11,917	$11,862
6/24	$11,860	$12,100	$12,028
7/24	$11,963	$12,210	$12,135
8/24	$12,067	$12,306	$12,237
9/24	$12,207	$12,428	$12,361
10/24	$12,051	$12,247	$12,193
11/24	$12,250	$12,458	$12,386
12/24	$12,117	$12,277	$12,226
1/25	$12,114	$12,338	$12,243
2/25	$12,255	$12,461	$12,379
3/25	$12,036	$12,250	$12,168
4/25	$11,914	$12,151	$12,041
5/25	$11,841	$12,159	$12,064
6/25	$11,916	$12,234	$12,152
7/25	$11,833	$12,210	$12,139
8/25	$11,941	$12,316	$12,260
9/25	$12,273	$12,601	$12,534

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	0.50%	0.92%	2.40%
Class A with 3.25% Maximum Sales Charge	(2.80)%	0.25%	2.07%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg California Municipal Bond Index	1.40%	0.78%	2.28%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$995,973,929
# of Portfolio Holdings	380
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$3,972,803

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.5%
Industrial Development Revenue	3.1%
Hospital	3.3%
Water and Sewer	4.7%
Other Revenue	5.1%
Education	10.6%
Transportation	12.6%
General Obligations	50.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
BB	5.0%
BBB	2.0%
A	12.4%
AA	62.0%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EACAX-TSR-AR

Eaton Vance California Municipal Opportunities Fund

Class C ECCAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from Fund performance during the period

↓ Security selections in AA-rated bonds also detracted from Fund performance relative to the Index

↓ Security selections in the hospital sector hurt performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns during the period

↑ Security selections in the local general obligation bonds sector, also helped performance

↑ Security selections in bonds with 4% coupon rates contributed to performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,053	$10,040	$10,037
11/15	$10,117	$10,080	$10,076
12/15	$10,202	$10,150	$10,152
1/16	$10,329	$10,272	$10,263
2/16	$10,339	$10,288	$10,280
3/16	$10,401	$10,320	$10,314
4/16	$10,483	$10,396	$10,392
5/16	$10,543	$10,424	$10,422
6/16	$10,762	$10,590	$10,587
7/16	$10,725	$10,597	$10,592
8/16	$10,750	$10,611	$10,610
9/16	$10,699	$10,558	$10,545
10/16	$10,571	$10,447	$10,422
11/16	$10,122	$10,058	$10,020
12/16	$10,202	$10,176	$10,138
1/17	$10,228	$10,243	$10,217
2/17	$10,289	$10,314	$10,277
3/17	$10,316	$10,336	$10,297
4/17	$10,375	$10,411	$10,369
5/17	$10,510	$10,577	$10,542
6/17	$10,482	$10,539	$10,507
7/17	$10,531	$10,624	$10,599
8/17	$10,611	$10,705	$10,665
9/17	$10,549	$10,650	$10,615
10/17	$10,531	$10,676	$10,649
11/17	$10,490	$10,619	$10,592
12/17	$10,582	$10,730	$10,708
1/18	$10,444	$10,604	$10,580
2/18	$10,406	$10,572	$10,546
3/18	$10,455	$10,611	$10,593
4/18	$10,416	$10,573	$10,550
5/18	$10,577	$10,694	$10,693
6/18	$10,582	$10,703	$10,696
7/18	$10,587	$10,729	$10,721
8/18	$10,624	$10,757	$10,755
9/18	$10,540	$10,687	$10,672
10/18	$10,422	$10,622	$10,599
11/18	$10,518	$10,739	$10,709
12/18	$10,613	$10,868	$10,827
1/19	$10,663	$10,950	$10,898
2/19	$10,703	$11,008	$10,952
3/19	$10,900	$11,182	$11,132
4/19	$10,938	$11,224	$11,180
5/19	$11,100	$11,379	$11,344
6/19	$11,138	$11,421	$11,383
7/19	$11,220	$11,513	$11,478
8/19	$11,437	$11,695	$11,664
9/19	$11,348	$11,601	$11,577
10/19	$11,337	$11,622	$11,598
11/19	$11,339	$11,651	$11,624
12/19	$11,370	$11,687	$11,658
1/20	$11,554	$11,897	$11,866
2/20	$11,704	$12,050	$12,020
3/20	$11,214	$11,613	$11,600
4/20	$11,079	$11,467	$11,476
5/20	$11,438	$11,832	$11,865
6/20	$11,542	$11,929	$11,933
7/20	$11,769	$12,130	$12,138
8/20	$11,673	$12,073	$12,058
9/20	$11,669	$12,076	$12,054
10/20	$11,641	$12,040	$12,021
11/20	$11,845	$12,221	$12,207
12/20	$11,884	$12,296	$12,257
1/21	$11,923	$12,374	$12,316
2/21	$11,709	$12,177	$12,092
3/21	$11,734	$12,253	$12,176
4/21	$11,819	$12,355	$12,272
5/21	$11,857	$12,392	$12,306
6/21	$11,873	$12,426	$12,338
7/21	$11,959	$12,529	$12,441
8/21	$11,905	$12,483	$12,399
9/21	$11,805	$12,393	$12,307
10/21	$11,785	$12,357	$12,273
11/21	$11,872	$12,462	$12,382
12/21	$11,849	$12,482	$12,407
1/22	$11,561	$12,141	$12,039
2/22	$11,486	$12,097	$12,002
3/22	$11,117	$11,705	$11,603
4/22	$10,809	$11,381	$11,266
5/22	$10,911	$11,550	$11,457
6/22	$10,772	$11,361	$11,279
7/22	$10,983	$11,661	$11,597
8/22	$10,809	$11,406	$11,349
9/22	$10,516	$10,968	$10,929
10/22	$10,416	$10,877	$10,858
11/22	$10,861	$11,385	$11,357
12/22	$10,858	$11,418	$11,394
1/23	$11,151	$11,746	$11,701
2/23	$10,936	$11,480	$11,435
3/23	$11,125	$11,735	$11,684
4/23	$11,111	$11,708	$11,655
5/23	$11,038	$11,607	$11,558
6/23	$11,108	$11,723	$11,672
7/23	$11,142	$11,770	$11,719
8/23	$11,044	$11,600	$11,584
9/23	$10,792	$11,260	$11,251
10/23	$10,624	$11,164	$11,154
11/23	$11,241	$11,873	$11,836
12/23	$11,460	$12,149	$12,103
1/24	$11,460	$12,087	$12,053
2/24	$11,461	$12,102	$12,067
3/24	$11,461	$12,102	$12,052
4/24	$11,352	$11,952	$11,898
5/24	$11,352	$11,917	$11,862
6/24	$11,475	$12,100	$12,028
7/24	$11,561	$12,210	$12,135
8/24	$11,660	$12,306	$12,237
9/24	$11,784	$12,428	$12,361
10/24	$11,636	$12,247	$12,193
11/24	$11,821	$12,458	$12,386
12/24	$11,684	$12,277	$12,226
1/25	$11,671	$12,338	$12,243
2/25	$11,796	$12,461	$12,379
3/25	$11,583	$12,250	$12,168
4/25	$11,459	$12,151	$12,041
5/25	$11,385	$12,159	$12,064
6/25	$11,441	$12,234	$12,152
7/25	$11,357	$12,210	$12,139
8/25	$11,459	$12,316	$12,260
9/25	$11,947	$12,601	$12,534

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(0.18)%	0.16%	1.79%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(1.15)%	0.16%	1.79%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg California Municipal Bond Index	1.40%	0.78%	2.28%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$995,973,929
# of Portfolio Holdings	380
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$3,972,803

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.5%
Industrial Development Revenue	3.1%
Hospital	3.3%
Water and Sewer	4.7%
Other Revenue	5.1%
Education	10.6%
Transportation	12.6%
General Obligations	50.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
BB	5.0%
BBB	2.0%
A	12.4%
AA	62.0%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ECCAX-TSR-AR

Eaton Vance California Municipal Opportunities Fund

Class I EICAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from Fund performance during the period

↓ Security selections in AA-rated bonds also detracted from Fund performance relative to the Index

↓ Security selections in the hospital sector hurt performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns during the period

↑ Security selections in the local general obligation bonds sector, also helped performance

↑ Security selections in bonds with 4% coupon rates contributed to performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,022,734	$1,015,049	$1,015,167
3/16	$1,045,117	$1,032,035	$1,031,422
6/16	$1,084,785	$1,059,019	$1,058,720
9/16	$1,080,893	$1,055,799	$1,054,474
12/16	$1,032,424	$1,017,567	$1,013,792
3/17	$1,046,038	$1,033,627	$1,029,687
6/17	$1,066,718	$1,053,857	$1,050,685
9/17	$1,077,086	$1,065,026	$1,061,475
12/17	$1,082,257	$1,073,008	$1,070,819
3/18	$1,072,164	$1,061,109	$1,059,331
6/18	$1,087,298	$1,070,343	$1,069,598
9/18	$1,085,402	$1,068,731	$1,067,226
12/18	$1,096,485	$1,086,765	$1,082,712
3/19	$1,128,094	$1,118,244	$1,113,178
6/19	$1,156,335	$1,142,123	$1,138,311
9/19	$1,180,792	$1,160,114	$1,157,749
12/19	$1,186,229	$1,168,656	$1,165,761
3/20	$1,172,099	$1,161,286	$1,160,036
6/20	$1,209,191	$1,192,928	$1,193,311
9/20	$1,225,901	$1,207,584	$1,205,417
12/20	$1,252,332	$1,229,570	$1,225,749
3/21	$1,239,796	$1,225,255	$1,217,550
6/21	$1,257,633	$1,242,621	$1,233,815
9/21	$1,253,151	$1,239,320	$1,230,732
12/21	$1,260,754	$1,248,226	$1,240,656
3/22	$1,185,000	$1,170,494	$1,160,286
6/22	$1,151,788	$1,136,108	$1,127,893
9/22	$1,127,430	$1,096,793	$1,092,927
12/22	$1,166,968	$1,141,805	$1,139,354
3/23	$1,198,091	$1,173,516	$1,168,441
6/23	$1,199,981	$1,172,316	$1,167,203
9/23	$1,168,346	$1,126,011	$1,125,118
12/23	$1,243,762	$1,214,897	$1,210,263
3/24	$1,246,389	$1,210,206	$1,205,190
6/24	$1,252,753	$1,209,978	$1,202,800
9/24	$1,288,947	$1,242,799	$1,236,121
12/24	$1,281,480	$1,227,696	$1,222,638
3/25	$1,273,745	$1,224,965	$1,216,797
6/25	$1,260,511	$1,223,446	$1,215,153
9/25	$1,298,584	$1,260,108	$1,253,389

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	0.75%	1.16%	2.64%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg California Municipal Bond Index	1.40%	0.78%	2.28%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$995,973,929
# of Portfolio Holdings	380
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$3,972,803

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.5%
Industrial Development Revenue	3.1%
Hospital	3.3%
Water and Sewer	4.7%
Other Revenue	5.1%
Education	10.6%
Transportation	12.6%
General Obligations	50.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
BB	5.0%
BBB	2.0%
A	12.4%
AA	62.0%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EICAX-TSR-AR

Eaton Vance Massachusetts Municipal Income Fund

Class A ETMAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.82%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from returns relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity contributed to returns relative to the Index

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An underweight allocation to and security selections in the special tax sector contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,717	$10,040	$10,028
11/15	$9,789	$10,080	$10,067
12/15	$9,884	$10,150	$10,137
1/16	$9,971	$10,272	$10,258
2/16	$9,923	$10,288	$10,272
3/16	$9,984	$10,320	$10,300
4/16	$10,077	$10,396	$10,373
5/16	$10,103	$10,424	$10,394
6/16	$10,263	$10,590	$10,567
7/16	$10,214	$10,597	$10,574
8/16	$10,240	$10,611	$10,574
9/16	$10,178	$10,558	$10,514
10/16	$10,082	$10,447	$10,407
11/16	$9,676	$10,058	$9,984
12/16	$9,815	$10,176	$10,117
1/17	$9,831	$10,243	$10,180
2/17	$9,881	$10,314	$10,251
3/17	$9,920	$10,336	$10,274
4/17	$9,980	$10,411	$10,346
5/17	$10,129	$10,577	$10,517
6/17	$10,088	$10,539	$10,471
7/17	$10,147	$10,624	$10,550
8/17	$10,219	$10,705	$10,632
9/17	$10,176	$10,650	$10,556
10/17	$10,181	$10,676	$10,580
11/17	$10,129	$10,619	$10,525
12/17	$10,263	$10,730	$10,633
1/18	$10,105	$10,604	$10,493
2/18	$10,063	$10,572	$10,458
3/18	$10,125	$10,611	$10,506
4/18	$10,092	$10,573	$10,459
5/18	$10,187	$10,694	$10,575
6/18	$10,189	$10,703	$10,582
7/18	$10,202	$10,729	$10,603
8/18	$10,204	$10,757	$10,633
9/18	$10,159	$10,687	$10,554
10/18	$10,090	$10,622	$10,489
11/18	$10,187	$10,739	$10,619
12/18	$10,296	$10,868	$10,752
1/19	$10,357	$10,950	$10,825
2/19	$10,419	$11,008	$10,884
3/19	$10,563	$11,182	$11,049
4/19	$10,613	$11,224	$11,092
5/19	$10,734	$11,379	$11,233
6/19	$10,771	$11,421	$11,274
7/19	$10,843	$11,513	$11,363
8/19	$11,024	$11,695	$11,540
9/19	$10,918	$11,601	$11,452
10/19	$10,916	$11,622	$11,480
11/19	$10,915	$11,651	$11,502
12/19	$10,939	$11,687	$11,532
1/20	$11,147	$11,897	$11,738
2/20	$11,307	$12,050	$11,870
3/20	$10,926	$11,613	$11,560
4/20	$10,753	$11,467	$11,451
5/20	$11,073	$11,832	$11,828
6/20	$11,146	$11,929	$11,831
7/20	$11,317	$12,130	$12,025
8/20	$11,264	$12,073	$11,957
9/20	$11,260	$12,076	$11,965
10/20	$11,231	$12,040	$11,930
11/20	$11,365	$12,221	$12,091
12/20	$11,424	$12,296	$12,142
1/21	$11,454	$12,374	$12,197
2/21	$11,270	$12,177	$11,983
3/21	$11,311	$12,253	$12,063
4/21	$11,391	$12,355	$12,161
5/21	$11,421	$12,392	$12,180
6/21	$11,451	$12,426	$12,204
7/21	$11,531	$12,529	$12,303
8/21	$11,496	$12,483	$12,262
9/21	$11,399	$12,393	$12,161
10/21	$11,378	$12,357	$12,128
11/21	$11,459	$12,462	$12,235
12/21	$11,452	$12,482	$12,256
1/22	$11,161	$12,141	$11,908
2/22	$11,102	$12,097	$11,870
3/22	$10,747	$11,705	$11,494
4/22	$10,381	$11,381	$11,170
5/22	$10,465	$11,550	$11,343
6/22	$10,292	$11,361	$11,170
7/22	$10,597	$11,661	$11,450
8/22	$10,322	$11,406	$11,219
9/22	$9,929	$10,968	$10,792
10/22	$9,875	$10,877	$10,713
11/22	$10,356	$11,385	$11,205
12/22	$10,341	$11,418	$11,226
1/23	$10,641	$11,746	$11,532
2/23	$10,392	$11,480	$11,275
3/23	$10,601	$11,735	$11,532
4/23	$10,601	$11,708	$11,494
5/23	$10,508	$11,607	$11,390
6/23	$10,588	$11,723	$11,473
7/23	$10,588	$11,770	$11,512
8/23	$10,495	$11,600	$11,349
9/23	$10,203	$11,260	$11,029
10/23	$10,030	$11,164	$10,948
11/23	$10,688	$11,873	$11,590
12/23	$10,932	$12,149	$11,856
1/24	$10,919	$12,087	$11,804
2/24	$10,908	$12,102	$11,814
3/24	$10,896	$12,102	$11,812
4/24	$10,777	$11,952	$11,656
5/24	$10,711	$11,917	$11,609
6/24	$10,906	$12,100	$11,777
7/24	$11,005	$12,210	$11,899
8/24	$11,063	$12,306	$12,007
9/24	$11,191	$12,428	$12,126
10/24	$11,000	$12,247	$11,931
11/24	$11,197	$12,458	$12,151
12/24	$10,992	$12,277	$11,976
1/25	$10,981	$12,338	$12,007
2/25	$11,083	$12,461	$12,125
3/25	$10,861	$12,250	$11,908
4/25	$10,766	$12,151	$11,823
5/25	$10,713	$12,159	$11,826
6/25	$10,801	$12,234	$11,904
7/25	$10,733	$12,210	$11,883
8/25	$10,834	$12,316	$11,983
9/25	$11,116	$12,601	$12,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.70)%	(0.26)%	1.39%
Class A with 3.25% Maximum Sales Charge	(3.91)%	(0.91)%	1.06%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Massachusetts Municipal Bond Index	1.06%	0.48%	2.05%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$132,108,538
# of Portfolio Holdings	73
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$511,339

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.3%
Housing	4.6%
Transportation	7.9%
Special Tax Revenue	11.6%
General Obligations	14.8%
Hospital	18.4%
Education	29.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.0%
B	0.9%
BB	4.7%
BBB	8.4%
A	12.9%
AA	52.0%
AAA	17.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ETMAX-TSR-AR

Eaton Vance Massachusetts Municipal Income Fund

Class C ECMMX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.57%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from returns relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity contributed to returns relative to the Index

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An underweight allocation to and security selections in the special tax sector contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,026	$10,040	$10,028
11/15	$10,094	$10,080	$10,067
12/15	$10,196	$10,150	$10,137
1/16	$10,279	$10,272	$10,258
2/16	$10,224	$10,288	$10,272
3/16	$10,280	$10,320	$10,300
4/16	$10,370	$10,396	$10,373
5/16	$10,391	$10,424	$10,394
6/16	$10,548	$10,590	$10,567
7/16	$10,491	$10,597	$10,574
8/16	$10,511	$10,611	$10,574
9/16	$10,441	$10,558	$10,514
10/16	$10,336	$10,447	$10,407
11/16	$9,914	$10,058	$9,984
12/16	$10,050	$10,176	$10,117
1/17	$10,049	$10,243	$10,180
2/17	$10,094	$10,314	$10,251
3/17	$10,139	$10,336	$10,274
4/17	$10,182	$10,411	$10,346
5/17	$10,328	$10,577	$10,517
6/17	$10,279	$10,539	$10,471
7/17	$10,345	$10,624	$10,550
8/17	$10,400	$10,705	$10,632
9/17	$10,350	$10,650	$10,556
10/17	$10,348	$10,676	$10,580
11/17	$10,301	$10,619	$10,525
12/17	$10,418	$10,730	$10,633
1/18	$10,264	$10,604	$10,493
2/18	$10,216	$10,572	$10,458
3/18	$10,272	$10,611	$10,506
4/18	$10,232	$10,573	$10,459
5/18	$10,322	$10,694	$10,575
6/18	$10,305	$10,703	$10,582
7/18	$10,324	$10,729	$10,603
8/18	$10,320	$10,757	$10,633
9/18	$10,268	$10,687	$10,554
10/18	$10,180	$10,622	$10,489
11/18	$10,272	$10,739	$10,619
12/18	$10,386	$10,868	$10,752
1/19	$10,429	$10,950	$10,825
2/19	$10,497	$11,008	$10,884
3/19	$10,625	$11,182	$11,049
4/19	$10,668	$11,224	$11,092
5/19	$10,795	$11,379	$11,233
6/19	$10,813	$11,421	$11,274
7/19	$10,891	$11,513	$11,363
8/19	$11,053	$11,695	$11,540
9/19	$10,940	$11,601	$11,452
10/19	$10,931	$11,622	$11,480
11/19	$10,936	$11,651	$11,502
12/19	$10,953	$11,687	$11,532
1/20	$11,153	$11,897	$11,738
2/20	$11,295	$12,050	$11,870
3/20	$10,908	$11,613	$11,560
4/20	$10,729	$11,467	$11,451
5/20	$11,042	$11,832	$11,828
6/20	$11,108	$11,929	$11,831
7/20	$11,272	$12,130	$12,025
8/20	$11,213	$12,073	$11,957
9/20	$11,203	$12,076	$11,965
10/20	$11,168	$12,040	$11,930
11/20	$11,295	$12,221	$12,091
12/20	$11,348	$12,296	$12,142
1/21	$11,370	$12,374	$12,197
2/21	$11,182	$12,177	$11,983
3/21	$11,203	$12,253	$12,063
4/21	$11,275	$12,355	$12,161
5/21	$11,297	$12,392	$12,180
6/21	$11,320	$12,426	$12,204
7/21	$11,404	$12,529	$12,303
8/21	$11,363	$12,483	$12,262
9/21	$11,247	$12,393	$12,161
10/21	$11,232	$12,357	$12,128
11/21	$11,305	$12,462	$12,235
12/21	$11,291	$12,482	$12,256
1/22	$10,997	$12,141	$11,908
2/22	$10,920	$12,097	$11,870
3/22	$10,564	$11,705	$11,494
4/22	$10,196	$11,381	$11,170
5/22	$10,285	$11,550	$11,343
6/22	$10,109	$11,361	$11,170
7/22	$10,390	$11,661	$11,450
8/22	$10,126	$11,406	$11,219
9/22	$9,734	$10,968	$10,792
10/22	$9,662	$10,877	$10,713
11/22	$10,127	$11,385	$11,205
12/22	$10,119	$11,418	$11,226
1/23	$10,406	$11,746	$11,532
2/23	$10,156	$11,480	$11,275
3/23	$10,355	$11,735	$11,532
4/23	$10,348	$11,708	$11,494
5/23	$10,251	$11,607	$11,390
6/23	$10,309	$11,723	$11,473
7/23	$10,316	$11,770	$11,512
8/23	$10,219	$11,600	$11,349
9/23	$9,928	$11,260	$11,029
10/23	$9,753	$11,164	$10,948
11/23	$10,387	$11,873	$11,590
12/23	$10,617	$12,149	$11,856
1/24	$10,585	$12,087	$11,804
2/24	$10,581	$12,102	$11,814
3/24	$10,563	$12,102	$11,812
4/24	$10,441	$11,952	$11,656
5/24	$10,370	$11,917	$11,609
6/24	$10,552	$12,100	$11,777
7/24	$10,642	$12,210	$11,899
8/24	$10,691	$12,306	$12,007
9/24	$10,808	$12,428	$12,126
10/24	$10,604	$12,247	$11,931
11/24	$10,801	$12,458	$12,151
12/24	$10,595	$12,277	$11,976
1/25	$10,579	$12,338	$12,007
2/25	$10,670	$12,461	$12,125
3/25	$10,436	$12,250	$11,908
4/25	$10,352	$12,151	$11,823
5/25	$10,295	$12,159	$11,826
6/25	$10,359	$12,234	$11,904
7/25	$10,301	$12,210	$11,883
8/25	$10,392	$12,316	$11,983
9/25	$10,812	$12,601	$12,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.44)%	(1.00)%	0.78%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.40)%	(1.00)%	0.78%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Massachusetts Municipal Bond Index	1.06%	0.48%	2.05%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$132,108,538
# of Portfolio Holdings	73
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$511,339

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.3%
Housing	4.6%
Transportation	7.9%
Special Tax Revenue	11.6%
General Obligations	14.8%
Hospital	18.4%
Education	29.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.0%
B	0.9%
BB	4.7%
BBB	8.4%
A	12.9%
AA	52.0%
AAA	17.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ECMMX-TSR-AR

Eaton Vance Massachusetts Municipal Income Fund

Class I EIMAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.62%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from returns relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity contributed to returns relative to the Index

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An underweight allocation to and security selections in the special tax sector contributed to returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,022,078	$1,015,049	$1,013,672
3/16	$1,032,895	$1,032,035	$1,029,950
6/16	$1,062,345	$1,059,019	$1,056,702
9/16	$1,054,020	$1,055,799	$1,051,378
12/16	$1,016,924	$1,017,567	$1,011,694
3/17	$1,028,332	$1,033,627	$1,027,417
6/17	$1,046,240	$1,053,857	$1,047,082
9/17	$1,054,771	$1,065,026	$1,055,609
12/17	$1,064,270	$1,073,008	$1,063,291
3/18	$1,051,743	$1,061,109	$1,050,614
6/18	$1,058,878	$1,070,343	$1,058,185
9/18	$1,056,306	$1,068,731	$1,055,378
12/18	$1,071,066	$1,086,765	$1,075,173
3/19	$1,099,469	$1,118,244	$1,104,939
6/19	$1,120,384	$1,142,123	$1,127,421
9/19	$1,137,545	$1,160,114	$1,145,171
12/19	$1,140,271	$1,168,656	$1,153,235
3/20	$1,138,154	$1,161,286	$1,155,998
6/20	$1,162,926	$1,192,928	$1,183,067
9/20	$1,175,225	$1,207,584	$1,196,451
12/20	$1,192,655	$1,229,570	$1,214,205
3/21	$1,181,519	$1,225,255	$1,206,336
6/21	$1,196,730	$1,242,621	$1,220,408
9/21	$1,191,860	$1,239,320	$1,216,127
12/21	$1,199,359	$1,248,226	$1,225,588
3/22	$1,124,862	$1,170,494	$1,149,382
6/22	$1,079,043	$1,136,108	$1,117,035
9/22	$1,041,631	$1,096,793	$1,079,165
12/22	$1,083,974	$1,141,805	$1,122,630
3/23	$1,111,799	$1,173,516	$1,153,189
6/23	$1,110,959	$1,172,316	$1,147,323
9/23	$1,071,054	$1,126,011	$1,102,918
12/23	$1,148,154	$1,214,897	$1,185,619
3/24	$1,145,005	$1,210,206	$1,181,169
6/24	$1,146,581	$1,209,978	$1,177,670
9/24	$1,177,112	$1,242,799	$1,212,551
12/24	$1,156,770	$1,227,696	$1,197,641
3/25	$1,143,535	$1,224,965	$1,190,755
6/25	$1,137,829	$1,223,446	$1,190,441
9/25	$1,171,166	$1,260,108	$1,225,420

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.51)%	(0.07)%	1.59%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Massachusetts Municipal Bond Index	1.06%	0.48%	2.05%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$132,108,538
# of Portfolio Holdings	73
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$511,339

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.3%
Housing	4.6%
Transportation	7.9%
Special Tax Revenue	11.6%
General Obligations	14.8%
Hospital	18.4%
Education	29.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.0%
B	0.9%
BB	4.7%
BBB	8.4%
A	12.9%
AA	52.0%
AAA	17.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EIMAX-TSR-AR

Eaton Vance National Municipal Income Fund

Class A EANAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.69%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from Fund performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates hurt fund performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 12 to 17 years remaining to maturity contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
9/15	$10,000	$10,000
10/15	$9,726	$10,040
11/15	$9,798	$10,080
12/15	$9,920	$10,150
1/16	$10,021	$10,272
2/16	$9,964	$10,288
3/16	$10,056	$10,320
4/16	$10,179	$10,396
5/16	$10,231	$10,424
6/16	$10,436	$10,590
7/16	$10,387	$10,597
8/16	$10,448	$10,611
9/16	$10,418	$10,558
10/16	$10,326	$10,447
11/16	$9,976	$10,058
12/16	$10,090	$10,176
1/17	$10,122	$10,243
2/17	$10,165	$10,314
3/17	$10,197	$10,336
4/17	$10,270	$10,411
5/17	$10,417	$10,577
6/17	$10,385	$10,539
7/17	$10,470	$10,624
8/17	$10,554	$10,705
9/17	$10,554	$10,650
10/17	$10,521	$10,676
11/17	$10,488	$10,619
12/17	$10,561	$10,730
1/18	$10,474	$10,604
2/18	$10,463	$10,572
3/18	$10,494	$10,611
4/18	$10,471	$10,573
5/18	$10,613	$10,694
6/18	$10,637	$10,703
7/18	$10,682	$10,729
8/18	$10,691	$10,757
9/18	$10,635	$10,687
10/18	$10,577	$10,622
11/18	$10,663	$10,739
12/18	$10,749	$10,868
1/19	$10,802	$10,950
2/19	$10,889	$11,008
3/19	$11,066	$11,182
4/19	$11,119	$11,224
5/19	$11,294	$11,379
6/19	$11,335	$11,421
7/19	$11,431	$11,513
8/19	$11,653	$11,695
9/19	$11,546	$11,601
10/19	$11,539	$11,622
11/19	$11,556	$11,651
12/19	$11,596	$11,687
1/20	$11,841	$11,897
2/20	$12,052	$12,050
3/20	$11,514	$11,613
4/20	$11,298	$11,467
5/20	$11,683	$11,832
6/20	$11,850	$11,929
7/20	$12,063	$12,130
8/20	$11,998	$12,073
9/20	$11,989	$12,076
10/20	$11,945	$12,040
11/20	$12,171	$12,221
12/20	$12,267	$12,296
1/21	$12,362	$12,374
2/21	$12,138	$12,177
3/21	$12,219	$12,253
4/21	$12,336	$12,355
5/21	$12,404	$12,392
6/21	$12,439	$12,426
7/21	$12,532	$12,529
8/21	$12,457	$12,483
9/21	$12,347	$12,393
10/21	$12,320	$12,357
11/21	$12,437	$12,462
12/21	$12,447	$12,482
1/22	$12,107	$12,141
2/22	$12,022	$12,097
3/22	$11,645	$11,705
4/22	$11,320	$11,381
5/22	$11,468	$11,550
6/22	$11,229	$11,361
7/22	$11,501	$11,661
8/22	$11,224	$11,406
9/22	$10,789	$10,968
10/22	$10,661	$10,877
11/22	$11,275	$11,385
12/22	$11,210	$11,418
1/23	$11,617	$11,746
2/23	$11,329	$11,480
3/23	$11,550	$11,735
4/23	$11,585	$11,708
5/23	$11,507	$11,607
6/23	$11,630	$11,723
7/23	$11,665	$11,770
8/23	$11,511	$11,600
9/23	$11,153	$11,260
10/23	$10,935	$11,164
11/23	$11,740	$11,873
12/23	$12,073	$12,149
1/24	$12,085	$12,087
2/24	$12,084	$12,102
3/24	$12,082	$12,102
4/24	$11,938	$11,952
5/24	$11,976	$11,917
6/24	$12,159	$12,100
7/24	$12,250	$12,210
8/24	$12,314	$12,306
9/24	$12,472	$12,428
10/24	$12,284	$12,247
11/24	$12,522	$12,458
12/24	$12,308	$12,277
1/25	$12,305	$12,338
2/25	$12,438	$12,461
3/25	$12,180	$12,250
4/25	$12,097	$12,151
5/25	$11,986	$12,159
6/25	$12,052	$12,234
7/25	$11,940	$12,210
8/25	$12,047	$12,316
9/25	$12,428	$12,601

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.34)%	0.72%	2.53%
Class A with 3.25% Maximum Sales Charge	(3.62)%	0.07%	2.20%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,133,108,206
# of Portfolio Holdings	567
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$13,825,970

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Lease Rev./Cert. of Participation	3.1%
Electric Utilities	3.9%
Other Revenue	3.9%
Housing	4.1%
Education	5.4%
Hospital	7.4%
Water and Sewer	10.7%
Special Tax Revenue	11.8%
Transportation	18.3%
General Obligations	25.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.6%
BBB	3.7%
A	15.0%
AA	55.2%
AAA	20.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EANAX-TSR-AR

Eaton Vance National Municipal Income Fund

Class C ECHMX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.44%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from Fund performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates hurt fund performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 12 to 17 years remaining to maturity contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
9/15	$10,000	$10,000
10/15	$10,047	$10,040
11/15	$10,114	$10,080
12/15	$10,234	$10,150
1/16	$10,332	$10,272
2/16	$10,266	$10,288
3/16	$10,355	$10,320
4/16	$10,475	$10,396
5/16	$10,522	$10,424
6/16	$10,726	$10,590
7/16	$10,669	$10,597
8/16	$10,725	$10,611
9/16	$10,688	$10,558
10/16	$10,587	$10,447
11/16	$10,222	$10,058
12/16	$10,332	$10,176
1/17	$10,358	$10,243
2/17	$10,396	$10,314
3/17	$10,422	$10,336
4/17	$10,490	$10,411
5/17	$10,634	$10,577
6/17	$10,595	$10,539
7/17	$10,674	$10,624
8/17	$10,754	$10,705
9/17	$10,747	$10,650
10/17	$10,706	$10,676
11/17	$10,666	$10,619
12/17	$10,734	$10,730
1/18	$10,638	$10,604
2/18	$10,621	$10,572
3/18	$10,646	$10,611
4/18	$10,616	$10,573
5/18	$10,753	$10,694
6/18	$10,771	$10,703
7/18	$10,809	$10,729
8/18	$10,811	$10,757
9/18	$10,748	$10,687
10/18	$10,683	$10,622
11/18	$10,763	$10,739
12/18	$10,843	$10,868
1/19	$10,889	$10,950
2/19	$10,972	$11,008
3/19	$11,143	$11,182
4/19	$11,189	$11,224
5/19	$11,358	$11,379
6/19	$11,392	$11,421
7/19	$11,481	$11,513
8/19	$11,697	$11,695
9/19	$11,583	$11,601
10/19	$11,569	$11,622
11/19	$11,580	$11,651
12/19	$11,612	$11,687
1/20	$11,850	$11,897
2/20	$12,055	$12,050
3/20	$11,508	$11,613
4/20	$11,286	$11,467
5/20	$11,664	$11,832
6/20	$11,823	$11,929
7/20	$12,028	$12,130
8/20	$11,955	$12,073
9/20	$11,939	$12,076
10/20	$11,888	$12,040
11/20	$12,106	$12,221
12/20	$12,193	$12,296
1/21	$12,280	$12,374
2/21	$12,051	$12,177
3/21	$12,123	$12,253
4/21	$12,232	$12,355
5/21	$12,291	$12,392
6/21	$12,318	$12,426
7/21	$12,402	$12,529
8/21	$12,321	$12,483
9/21	$12,204	$12,393
10/21	$12,170	$12,357
11/21	$12,266	$12,462
12/21	$12,279	$12,482
1/22	$11,936	$12,141
2/22	$11,845	$12,097
3/22	$11,467	$11,705
4/22	$11,140	$11,381
5/22	$11,278	$11,550
6/22	$11,037	$11,361
7/22	$11,297	$11,661
8/22	$11,018	$11,406
9/22	$10,584	$10,968
10/22	$10,452	$10,877
11/22	$11,047	$11,385
12/22	$10,976	$11,418
1/23	$11,367	$11,746
2/23	$11,079	$11,480
3/23	$11,289	$11,735
4/23	$11,316	$11,708
5/23	$11,232	$11,607
6/23	$11,346	$11,723
7/23	$11,372	$11,770
8/23	$11,214	$11,600
9/23	$10,859	$11,260
10/23	$10,640	$11,164
11/23	$11,417	$11,873
12/23	$11,733	$12,149
1/24	$11,737	$12,087
2/24	$11,729	$12,102
3/24	$11,720	$12,102
4/24	$11,574	$11,952
5/24	$11,603	$11,917
6/24	$11,773	$12,100
7/24	$11,853	$12,210
8/24	$11,908	$12,306
9/24	$12,053	$12,428
10/24	$11,864	$12,247
11/24	$12,086	$12,458
12/24	$11,872	$12,277
1/25	$11,862	$12,338
2/25	$11,983	$12,461
3/25	$11,727	$12,250
4/25	$11,640	$12,151
5/25	$11,525	$12,159
6/25	$11,582	$12,234
7/25	$11,467	$12,210
8/25	$11,550	$12,316
9/25	$12,102	$12,601

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.09)%	(0.03)%	1.92%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.05)%	(0.03)%	1.92%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,133,108,206
# of Portfolio Holdings	567
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$13,825,970

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Lease Rev./Cert. of Participation	3.1%
Electric Utilities	3.9%
Other Revenue	3.9%
Housing	4.1%
Education	5.4%
Hospital	7.4%
Water and Sewer	10.7%
Special Tax Revenue	11.8%
Transportation	18.3%
General Obligations	25.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.6%
BBB	3.7%
A	15.0%
AA	55.2%
AAA	20.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ECHMX-TSR-AR

Eaton Vance National Municipal Income Fund

Class I EIHMX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.44%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from Fund performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates hurt fund performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 12 to 17 years remaining to maturity contributed to returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
9/15	$1,000,000	$1,000,000
12/15	$1,025,924	$1,015,049
3/16	$1,040,705	$1,032,035
6/16	$1,080,657	$1,059,019
9/16	$1,079,456	$1,055,799
12/16	$1,046,132	$1,017,567
3/17	$1,057,857	$1,033,627
6/17	$1,078,094	$1,053,857
9/17	$1,096,347	$1,065,026
12/17	$1,097,740	$1,073,008
3/18	$1,091,475	$1,061,109
6/18	$1,106,998	$1,070,343
9/18	$1,107,432	$1,068,731
12/18	$1,120,025	$1,086,765
3/19	$1,153,787	$1,118,244
6/19	$1,182,476	$1,142,123
9/19	$1,205,168	$1,160,114
12/19	$1,211,133	$1,168,656
3/20	$1,203,297	$1,161,286
6/20	$1,239,202	$1,192,928
9/20	$1,254,534	$1,207,584
12/20	$1,284,399	$1,229,570
3/21	$1,280,204	$1,225,255
6/21	$1,304,032	$1,242,621
9/21	$1,295,208	$1,239,320
12/21	$1,306,478	$1,248,226
3/22	$1,223,147	$1,170,494
6/22	$1,180,140	$1,136,108
9/22	$1,134,591	$1,096,793
12/22	$1,179,653	$1,141,805
3/23	$1,216,189	$1,173,516
6/23	$1,225,365	$1,172,316
9/23	$1,175,841	$1,126,011
12/23	$1,273,629	$1,214,897
3/24	$1,275,393	$1,210,206
6/24	$1,284,292	$1,209,978
9/24	$1,318,131	$1,242,799
12/24	$1,301,594	$1,227,696
3/25	$1,288,889	$1,224,965
6/25	$1,276,124	$1,223,446
9/25	$1,316,874	$1,260,108

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.10)%	0.97%	2.79%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,133,108,206
# of Portfolio Holdings	567
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$13,825,970

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Lease Rev./Cert. of Participation	3.1%
Electric Utilities	3.9%
Other Revenue	3.9%
Housing	4.1%
Education	5.4%
Hospital	7.4%
Water and Sewer	10.7%
Special Tax Revenue	11.8%
Transportation	18.3%
General Obligations	25.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.6%
BBB	3.7%
A	15.0%
AA	55.2%
AAA	20.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EIHMX-TSR-AR

Eaton Vance New York Municipal Income Fund

Class A ETNYX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.87%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from fund performance relative to the Index during the period

↓ An overweight position in bonds with 22 years or more remaining to maturity also detracted from returns

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from Index-relative returns during the period

↑ Security selections in bonds with 8 to 10 years remaining to maturity contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds also helped returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,722	$10,040	$10,037
11/15	$9,771	$10,080	$10,074
12/15	$9,876	$10,150	$10,136
1/16	$10,000	$10,272	$10,264
2/16	$9,977	$10,288	$10,279
3/16	$10,043	$10,320	$10,305
4/16	$10,127	$10,396	$10,387
5/16	$10,172	$10,424	$10,412
6/16	$10,375	$10,590	$10,564
7/16	$10,342	$10,597	$10,577
8/16	$10,367	$10,611	$10,589
9/16	$10,302	$10,558	$10,535
10/16	$10,198	$10,447	$10,422
11/16	$9,787	$10,058	$10,054
12/16	$9,912	$10,176	$10,175
1/17	$9,938	$10,243	$10,237
2/17	$9,998	$10,314	$10,301
3/17	$10,023	$10,336	$10,326
4/17	$10,089	$10,411	$10,400
5/17	$10,256	$10,577	$10,567
6/17	$10,221	$10,539	$10,530
7/17	$10,287	$10,624	$10,613
8/17	$10,352	$10,705	$10,683
9/17	$10,337	$10,650	$10,622
10/17	$10,352	$10,676	$10,648
11/17	$10,294	$10,619	$10,587
12/17	$10,411	$10,730	$10,693
1/18	$10,291	$10,604	$10,567
2/18	$10,243	$10,572	$10,534
3/18	$10,278	$10,611	$10,565
4/18	$10,240	$10,573	$10,521
5/18	$10,337	$10,694	$10,639
6/18	$10,341	$10,703	$10,645
7/18	$10,366	$10,729	$10,665
8/18	$10,370	$10,757	$10,686
9/18	$10,311	$10,687	$10,621
10/18	$10,241	$10,622	$10,554
11/18	$10,340	$10,739	$10,678
12/18	$10,449	$10,868	$10,804
1/19	$10,516	$10,950	$10,884
2/19	$10,595	$11,008	$10,943
3/19	$10,768	$11,182	$11,113
4/19	$10,834	$11,224	$11,151
5/19	$10,986	$11,379	$11,305
6/19	$11,019	$11,421	$11,340
7/19	$11,116	$11,513	$11,430
8/19	$11,320	$11,695	$11,594
9/19	$11,212	$11,601	$11,499
10/19	$11,188	$11,622	$11,513
11/19	$11,199	$11,651	$11,542
12/19	$11,242	$11,687	$11,573
1/20	$11,481	$11,897	$11,776
2/20	$11,699	$12,050	$11,919
3/20	$11,251	$11,613	$11,479
4/20	$10,978	$11,467	$11,282
5/20	$11,372	$11,832	$11,646
6/20	$11,481	$11,929	$11,749
7/20	$11,687	$12,130	$11,921
8/20	$11,597	$12,073	$11,832
9/20	$11,560	$12,076	$11,811
10/20	$11,532	$12,040	$11,772
11/20	$11,771	$12,221	$12,000
12/20	$11,865	$12,296	$12,101
1/21	$11,971	$12,374	$12,185
2/21	$11,726	$12,177	$11,978
3/21	$11,808	$12,253	$12,054
4/21	$11,936	$12,355	$12,184
5/21	$11,996	$12,392	$12,241
6/21	$12,045	$12,426	$12,281
7/21	$12,140	$12,529	$12,378
8/21	$12,063	$12,483	$12,314
9/21	$11,941	$12,393	$12,215
10/21	$11,911	$12,357	$12,186
11/21	$12,019	$12,462	$12,302
12/21	$12,039	$12,482	$12,327
1/22	$11,672	$12,141	$11,979
2/22	$11,585	$12,097	$11,933
3/22	$11,171	$11,705	$11,522
4/22	$10,816	$11,381	$11,186
5/22	$10,986	$11,550	$11,411
6/22	$10,761	$11,361	$11,167
7/22	$11,075	$11,661	$11,474
8/22	$10,791	$11,406	$11,189
9/22	$10,378	$10,968	$10,754
10/22	$10,271	$10,877	$10,654
11/22	$10,840	$11,385	$11,200
12/22	$10,807	$11,418	$11,226
1/23	$11,190	$11,746	$11,593
2/23	$10,907	$11,480	$11,314
3/23	$11,149	$11,735	$11,587
4/23	$11,164	$11,708	$11,569
5/23	$11,084	$11,607	$11,466
6/23	$11,196	$11,723	$11,606
7/23	$11,225	$11,770	$11,636
8/23	$11,048	$11,600	$11,450
9/23	$10,665	$11,260	$11,089
10/23	$10,453	$11,164	$10,995
11/23	$11,350	$11,873	$11,757
12/23	$11,688	$12,149	$12,047
1/24	$11,671	$12,087	$11,977
2/24	$11,642	$12,102	$11,977
3/24	$11,625	$12,102	$11,958
4/24	$11,497	$11,952	$11,814
5/24	$11,505	$11,917	$11,781
6/24	$11,713	$12,100	$11,985
7/24	$11,798	$12,210	$12,089
8/24	$11,869	$12,306	$12,174
9/24	$12,006	$12,428	$12,295
10/24	$11,801	$12,247	$12,098
11/24	$12,038	$12,458	$12,339
12/24	$11,833	$12,277	$12,148
1/25	$11,830	$12,338	$12,204
2/25	$11,955	$12,461	$12,315
3/25	$11,671	$12,250	$12,075
4/25	$11,592	$12,151	$11,999
5/25	$11,461	$12,159	$11,977
6/25	$11,523	$12,234	$12,048
7/25	$11,443	$12,210	$12,000
8/25	$11,531	$12,316	$12,089
9/25	$11,931	$12,601	$12,407

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.61)%	0.64%	2.12%
Class A with 3.25% Maximum Sales Charge	(3.83)%	(0.02)%	1.78%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg New York Municipal Bond Index	0.91%	0.99%	2.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$341,926,057
# of Portfolio Holdings	153
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$1,391,018

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	16.7%
Industrial Development Revenue	4.6%
Housing	6.4%
Water and Sewer	7.5%
General Obligations	9.4%
Education	11.3%
Transportation	21.7%
Special Tax Revenue	22.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	7.2%
B	1.3%
BB	1.0%
BBB	11.8%
A	7.5%
AA	56.7%
AAA	14.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ETNYX-TSR-AR

Eaton Vance New York Municipal Income Fund

Class C ECNYX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.63%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from fund performance relative to the Index during the period

↓ An overweight position in bonds with 22 years or more remaining to maturity also detracted from returns

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from Index-relative returns during the period

↑ Security selections in bonds with 8 to 10 years remaining to maturity contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds also helped returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,043	$10,040	$10,037
11/15	$10,086	$10,080	$10,074
12/15	$10,198	$10,150	$10,136
1/16	$10,310	$10,272	$10,264
2/16	$10,281	$10,288	$10,279
3/16	$10,341	$10,320	$10,305
4/16	$10,432	$10,396	$10,387
5/16	$10,472	$10,424	$10,412
6/16	$10,664	$10,590	$10,564
7/16	$10,623	$10,597	$10,577
8/16	$10,652	$10,611	$10,589
9/16	$10,569	$10,558	$10,535
10/16	$10,455	$10,447	$10,422
11/16	$10,038	$10,058	$10,054
12/16	$10,160	$10,176	$10,175
1/17	$10,170	$10,243	$10,237
2/17	$10,225	$10,314	$10,301
3/17	$10,255	$10,336	$10,326
4/17	$10,316	$10,411	$10,400
5/17	$10,469	$10,577	$10,567
6/17	$10,437	$10,539	$10,530
7/17	$10,487	$10,624	$10,613
8/17	$10,548	$10,705	$10,683
9/17	$10,536	$10,650	$10,622
10/17	$10,534	$10,676	$10,648
11/17	$10,469	$10,619	$10,587
12/17	$10,581	$10,730	$10,693
1/18	$10,452	$10,604	$10,567
2/18	$10,398	$10,572	$10,534
3/18	$10,426	$10,611	$10,565
4/18	$10,381	$10,573	$10,521
5/18	$10,484	$10,694	$10,639
6/18	$10,481	$10,703	$10,645
7/18	$10,489	$10,729	$10,665
8/18	$10,497	$10,757	$10,686
9/18	$10,420	$10,687	$10,621
10/18	$10,343	$10,622	$10,554
11/18	$10,436	$10,739	$10,678
12/18	$10,540	$10,868	$10,804
1/19	$10,612	$10,950	$10,884
2/19	$10,674	$11,008	$10,943
3/19	$10,853	$11,182	$11,113
4/19	$10,902	$11,224	$11,151
5/19	$11,058	$11,379	$11,305
6/19	$11,075	$11,421	$11,340
7/19	$11,164	$11,513	$11,430
8/19	$11,362	$11,695	$11,594
9/19	$11,257	$11,601	$11,499
10/19	$11,216	$11,622	$11,513
11/19	$11,231	$11,651	$11,542
12/19	$11,256	$11,687	$11,573
1/20	$11,488	$11,897	$11,776
2/20	$11,699	$12,050	$11,919
3/20	$11,255	$11,613	$11,479
4/20	$10,965	$11,467	$11,282
5/20	$11,351	$11,832	$11,646
6/20	$11,464	$11,929	$11,749
7/20	$11,652	$12,130	$11,921
8/20	$11,566	$12,073	$11,832
9/20	$11,511	$12,076	$11,811
10/20	$11,476	$12,040	$11,772
11/20	$11,717	$12,221	$12,000
12/20	$11,792	$12,296	$12,101
1/21	$11,890	$12,374	$12,185
2/21	$11,651	$12,177	$11,978
3/21	$11,714	$12,253	$12,054
4/21	$11,834	$12,355	$12,184
5/21	$11,897	$12,392	$12,241
6/21	$11,938	$12,426	$12,281
7/21	$12,013	$12,529	$12,378
8/21	$11,929	$12,483	$12,314
9/21	$11,801	$12,393	$12,215
10/21	$11,764	$12,357	$12,186
11/21	$11,875	$12,462	$12,302
12/21	$11,887	$12,482	$12,327
1/22	$11,506	$12,141	$11,979
2/22	$11,426	$12,097	$11,933
3/22	$10,999	$11,705	$11,522
4/22	$10,654	$11,381	$11,186
5/22	$10,815	$11,550	$11,411
6/22	$10,587	$11,361	$11,167
7/22	$10,877	$11,661	$11,474
8/22	$10,591	$11,406	$11,189
9/22	$10,191	$10,968	$10,754
10/22	$10,068	$10,877	$10,654
11/22	$10,631	$11,385	$11,200
12/22	$10,591	$11,418	$11,226
1/23	$10,959	$11,746	$11,593
2/23	$10,677	$11,480	$11,314
3/23	$10,895	$11,735	$11,587
4/23	$10,903	$11,708	$11,569
5/23	$10,818	$11,607	$11,466
6/23	$10,932	$11,723	$11,606
7/23	$10,953	$11,770	$11,636
8/23	$10,762	$11,600	$11,450
9/23	$10,383	$11,260	$11,089
10/23	$10,181	$11,164	$10,995
11/23	$11,036	$11,873	$11,757
12/23	$11,358	$12,149	$12,047
1/24	$11,334	$12,087	$11,977
2/24	$11,299	$12,102	$11,977
3/24	$11,275	$12,102	$11,958
4/24	$11,156	$11,952	$11,814
5/24	$11,157	$11,917	$11,781
6/24	$11,339	$12,100	$11,985
7/24	$11,426	$12,210	$12,089
8/24	$11,488	$12,306	$12,174
9/24	$11,613	$12,428	$12,295
10/24	$11,408	$12,247	$12,098
11/24	$11,630	$12,458	$12,339
12/24	$11,412	$12,277	$12,148
1/25	$11,414	$12,338	$12,204
2/25	$11,529	$12,461	$12,315
3/25	$11,235	$12,250	$12,075
4/25	$11,152	$12,151	$11,999
5/25	$11,032	$12,159	$11,977
6/25	$11,084	$12,234	$12,048
7/25	$10,988	$12,210	$12,000
8/25	$11,066	$12,316	$12,089
9/25	$11,617	$12,601	$12,407

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.45)%	(0.11)%	1.51%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.41)%	(0.11)%	1.51%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg New York Municipal Bond Index	0.91%	0.99%	2.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$341,926,057
# of Portfolio Holdings	153
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$1,391,018

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	16.7%
Industrial Development Revenue	4.6%
Housing	6.4%
Water and Sewer	7.5%
General Obligations	9.4%
Education	11.3%
Transportation	21.7%
Special Tax Revenue	22.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	7.2%
B	1.3%
BB	1.0%
BBB	11.8%
A	7.5%
AA	56.7%
AAA	14.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ECNYX-TSR-AR

Eaton Vance New York Municipal Income Fund

Class I EINYX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.67%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from fund performance relative to the Index during the period

↓ An overweight position in bonds with 22 years or more remaining to maturity also detracted from returns

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from Index-relative returns during the period

↑ Security selections in bonds with 8 to 10 years remaining to maturity contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds also helped returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,021,239	$1,015,049	$1,013,598
3/16	$1,039,026	$1,032,035	$1,030,450
6/16	$1,072,960	$1,059,019	$1,056,407
9/16	$1,066,973	$1,055,799	$1,053,487
12/16	$1,027,082	$1,017,567	$1,017,501
3/17	$1,039,090	$1,033,627	$1,032,576
6/17	$1,060,082	$1,053,857	$1,053,021
9/17	$1,072,665	$1,065,026	$1,062,195
12/17	$1,080,914	$1,073,008	$1,069,282
3/18	$1,067,609	$1,061,109	$1,056,450
6/18	$1,074,699	$1,070,343	$1,064,534
9/18	$1,072,061	$1,068,731	$1,062,079
12/18	$1,087,017	$1,086,765	$1,080,417
3/19	$1,120,720	$1,118,244	$1,111,316
6/19	$1,147,478	$1,142,123	$1,134,026
9/19	$1,168,066	$1,160,114	$1,149,912
12/19	$1,171,845	$1,168,656	$1,157,311
3/20	$1,173,366	$1,161,286	$1,147,936
6/20	$1,197,849	$1,192,928	$1,174,862
9/20	$1,206,654	$1,207,584	$1,181,075
12/20	$1,239,109	$1,229,570	$1,210,112
3/21	$1,233,819	$1,225,255	$1,205,400
6/21	$1,259,226	$1,242,621	$1,228,081
9/21	$1,247,749	$1,239,320	$1,221,469
12/21	$1,259,814	$1,248,226	$1,232,716
3/22	$1,168,378	$1,170,494	$1,152,163
6/22	$1,127,202	$1,136,108	$1,116,698
9/22	$1,087,625	$1,096,793	$1,075,437
12/22	$1,133,130	$1,141,805	$1,122,570
3/23	$1,169,605	$1,173,516	$1,158,676
6/23	$1,175,148	$1,172,316	$1,160,572
9/23	$1,120,001	$1,126,011	$1,108,924
12/23	$1,228,036	$1,214,897	$1,204,697
3/24	$1,221,948	$1,210,206	$1,195,843
6/24	$1,231,815	$1,209,978	$1,198,542
9/24	$1,263,253	$1,242,799	$1,229,549
12/24	$1,245,663	$1,227,696	$1,214,791
3/25	$1,229,266	$1,224,965	$1,207,513
6/25	$1,214,258	$1,223,446	$1,204,773
9/25	$1,256,742	$1,260,108	$1,240,685

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.52)%	0.82%	2.31%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg New York Municipal Bond Index	0.91%	0.99%	2.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$341,926,057
# of Portfolio Holdings	153
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$1,391,018

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	16.7%
Industrial Development Revenue	4.6%
Housing	6.4%
Water and Sewer	7.5%
General Obligations	9.4%
Education	11.3%
Transportation	21.7%
Special Tax Revenue	22.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	7.2%
B	1.3%
BB	1.0%
BBB	11.8%
A	7.5%
AA	56.7%
AAA	14.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EINYX-TSR-AR

Eaton Vance Ohio Municipal Income Fund

Class A ETOHX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index

↓ Security selections in AAA-rated bonds also detracted from Index-relative returns during the period

↓ Fund management’s use of leveraged investments detracted from performance versus the Index during the period

↑ An underweight position and security selections in the transportation sector contributed to returns during the period

↑ Security selection in bonds with 4% coupon rates alco contributed to performance

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,716	$10,040	$10,035
11/15	$9,800	$10,080	$10,087
12/15	$9,883	$10,150	$10,167
1/16	$9,998	$10,272	$10,285
2/16	$9,974	$10,288	$10,301
3/16	$10,037	$10,320	$10,344
4/16	$10,110	$10,396	$10,422
5/16	$10,139	$10,424	$10,443
6/16	$10,311	$10,590	$10,618
7/16	$10,274	$10,597	$10,608
8/16	$10,336	$10,611	$10,616
9/16	$10,287	$10,558	$10,565
10/16	$10,183	$10,447	$10,462
11/16	$9,801	$10,058	$10,076
12/16	$9,929	$10,176	$10,198
1/17	$9,946	$10,243	$10,266
2/17	$9,986	$10,314	$10,340
3/17	$10,015	$10,336	$10,360
4/17	$10,100	$10,411	$10,424
5/17	$10,265	$10,577	$10,593
6/17	$10,215	$10,539	$10,568
7/17	$10,279	$10,624	$10,646
8/17	$10,331	$10,705	$10,717
9/17	$10,327	$10,650	$10,658
10/17	$10,299	$10,676	$10,672
11/17	$10,248	$10,619	$10,619
12/17	$10,379	$10,730	$10,729
1/18	$10,220	$10,604	$10,604
2/18	$10,178	$10,572	$10,576
3/18	$10,216	$10,611	$10,612
4/18	$10,196	$10,573	$10,567
5/18	$10,316	$10,694	$10,684
6/18	$10,307	$10,703	$10,690
7/18	$10,345	$10,729	$10,717
8/18	$10,360	$10,757	$10,746
9/18	$10,280	$10,687	$10,675
10/18	$10,189	$10,622	$10,616
11/18	$10,335	$10,739	$10,731
12/18	$10,470	$10,868	$10,869
1/19	$10,568	$10,950	$10,964
2/19	$10,644	$11,008	$11,013
3/19	$10,815	$11,182	$11,174
4/19	$10,855	$11,224	$11,211
5/19	$11,002	$11,379	$11,356
6/19	$11,041	$11,421	$11,404
7/19	$11,128	$11,513	$11,486
8/19	$11,300	$11,695	$11,664
9/19	$11,218	$11,601	$11,568
10/19	$11,220	$11,622	$11,593
11/19	$11,234	$11,651	$11,621
12/19	$11,261	$11,687	$11,652
1/20	$11,458	$11,897	$11,850
2/20	$11,595	$12,050	$12,009
3/20	$11,251	$11,613	$11,639
4/20	$11,108	$11,467	$11,521
5/20	$11,509	$11,832	$11,901
6/20	$11,549	$11,929	$11,971
7/20	$11,725	$12,130	$12,179
8/20	$11,677	$12,073	$12,119
9/20	$11,679	$12,076	$12,142
10/20	$11,655	$12,040	$12,101
11/20	$11,820	$12,221	$12,249
12/20	$11,871	$12,296	$12,307
1/21	$11,921	$12,374	$12,366
2/21	$11,708	$12,177	$12,174
3/21	$11,797	$12,253	$12,237
4/21	$11,886	$12,355	$12,337
5/21	$11,924	$12,392	$12,376
6/21	$11,962	$12,426	$12,401
7/21	$12,038	$12,529	$12,509
8/21	$11,998	$12,483	$12,462
9/21	$11,907	$12,393	$12,365
10/21	$11,880	$12,357	$12,321
11/21	$11,970	$12,462	$12,423
12/21	$11,982	$12,482	$12,448
1/22	$11,670	$12,141	$12,119
2/22	$11,631	$12,097	$12,075
3/22	$11,305	$11,705	$11,687
4/22	$11,018	$11,381	$11,372
5/22	$11,148	$11,550	$11,512
6/22	$10,951	$11,361	$11,331
7/22	$11,212	$11,661	$11,643
8/22	$10,974	$11,406	$11,367
9/22	$10,590	$10,968	$10,931
10/22	$10,524	$10,877	$10,824
11/22	$10,987	$11,385	$11,320
12/22	$10,986	$11,418	$11,366
1/23	$11,292	$11,746	$11,683
2/23	$11,039	$11,480	$11,426
3/23	$11,239	$11,735	$11,659
4/23	$11,240	$11,708	$11,612
5/23	$11,105	$11,607	$11,493
6/23	$11,213	$11,723	$11,628
7/23	$11,241	$11,770	$11,677
8/23	$11,092	$11,600	$11,495
9/23	$10,782	$11,260	$11,164
10/23	$10,620	$11,164	$11,073
11/23	$11,318	$11,873	$11,768
12/23	$11,579	$12,149	$12,035
1/24	$11,567	$12,087	$11,955
2/24	$11,570	$12,102	$11,979
3/24	$11,544	$12,102	$11,988
4/24	$11,423	$11,952	$11,820
5/24	$11,386	$11,917	$11,781
6/24	$11,571	$12,100	$11,977
7/24	$11,645	$12,210	$12,086
8/24	$11,734	$12,306	$12,185
9/24	$11,865	$12,428	$12,304
10/24	$11,687	$12,247	$12,128
11/24	$11,861	$12,458	$12,332
12/24	$11,710	$12,277	$12,149
1/25	$11,741	$12,338	$12,227
2/25	$11,860	$12,461	$12,344
3/25	$11,650	$12,250	$12,133
4/25	$11,583	$12,151	$12,047
5/25	$11,545	$12,159	$12,076
6/25	$11,608	$12,234	$12,157
7/25	$11,541	$12,210	$12,121
8/25	$11,633	$12,316	$12,224
9/25	$11,918	$12,601	$12,490

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	0.40%	0.40%	2.10%
Class A with 3.25% Maximum Sales Charge	(2.82)%	(0.26)%	1.77%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Ohio Municipal Bond Index	1.51%	0.57%	2.25%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$193,162,346
# of Portfolio Holdings	126
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$718,473

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.5%
Housing	3.1%
Other Revenue	4.4%
Bond Bank	4.7%
Transportation	4.8%
Water and Sewer	5.6%
Electric Utilities	8.5%
Education	14.8%
Hospital	16.0%
General Obligations	30.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.2%
BBB	4.8%
A	16.2%
AA	65.3%
AAA	8.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ETOHX-TSR-AR

Eaton Vance Ohio Municipal Income Fund

Class C ECOHX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.64%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index

↓ Security selections in AAA-rated bonds also detracted from Index-relative returns during the period

↓ Fund management’s use of leveraged investments detracted from performance versus the Index during the period

↑ An underweight position and security selections in the transportation sector contributed to returns during the period

↑ Security selection in bonds with 4% coupon rates alco contributed to performance

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,025	$10,040	$10,035
11/15	$10,105	$10,080	$10,087
12/15	$10,196	$10,150	$10,167
1/16	$10,308	$10,272	$10,285
2/16	$10,266	$10,288	$10,301
3/16	$10,335	$10,320	$10,344
4/16	$10,404	$10,396	$10,422
5/16	$10,417	$10,424	$10,443
6/16	$10,598	$10,590	$10,618
7/16	$10,542	$10,597	$10,608
8/16	$10,598	$10,611	$10,616
9/16	$10,553	$10,558	$10,565
10/16	$10,440	$10,447	$10,462
11/16	$10,042	$10,058	$10,076
12/16	$10,167	$10,176	$10,198
1/17	$10,166	$10,243	$10,266
2/17	$10,201	$10,314	$10,340
3/17	$10,236	$10,336	$10,360
4/17	$10,317	$10,411	$10,424
5/17	$10,467	$10,577	$10,593
6/17	$10,421	$10,539	$10,568
7/17	$10,468	$10,624	$10,646
8/17	$10,515	$10,705	$10,717
9/17	$10,503	$10,650	$10,658
10/17	$10,468	$10,676	$10,672
11/17	$10,422	$10,619	$10,619
12/17	$10,548	$10,730	$10,729
1/18	$10,368	$10,604	$10,604
2/18	$10,320	$10,572	$10,576
3/18	$10,363	$10,611	$10,612
4/18	$10,337	$10,573	$10,567
5/18	$10,440	$10,694	$10,684
6/18	$10,424	$10,703	$10,690
7/18	$10,457	$10,729	$10,717
8/18	$10,464	$10,757	$10,746
9/18	$10,390	$10,687	$10,675
10/18	$10,291	$10,622	$10,616
11/18	$10,432	$10,739	$10,731
12/18	$10,561	$10,868	$10,869
1/19	$10,642	$10,950	$10,964
2/19	$10,724	$11,008	$11,013
3/19	$10,889	$11,182	$11,174
4/19	$10,910	$11,224	$11,211
5/19	$11,052	$11,379	$11,356
6/19	$11,096	$11,421	$11,404
7/19	$11,177	$11,513	$11,486
8/19	$11,330	$11,695	$11,664
9/19	$11,240	$11,601	$11,568
10/19	$11,235	$11,622	$11,593
11/19	$11,243	$11,651	$11,621
12/19	$11,274	$11,687	$11,652
1/20	$11,465	$11,897	$11,850
2/20	$11,595	$12,050	$12,009
3/20	$11,232	$11,613	$11,639
4/20	$11,082	$11,467	$11,521
5/20	$11,475	$11,832	$11,901
6/20	$11,520	$11,929	$11,971
7/20	$11,688	$12,130	$12,179
8/20	$11,633	$12,073	$12,119
9/20	$11,628	$12,076	$12,142
10/20	$11,597	$12,040	$12,101
11/20	$11,741	$12,221	$12,249
12/20	$11,784	$12,296	$12,307
1/21	$11,827	$12,374	$12,366
2/21	$11,620	$12,177	$12,174
3/21	$11,689	$12,253	$12,237
4/21	$11,782	$12,355	$12,337
5/21	$11,800	$12,392	$12,376
6/21	$11,830	$12,426	$12,401
7/21	$11,911	$12,529	$12,509
8/21	$11,864	$12,483	$12,462
9/21	$11,767	$12,393	$12,365
10/21	$11,733	$12,357	$12,321
11/21	$11,814	$12,462	$12,423
12/21	$11,818	$12,482	$12,448
1/22	$11,503	$12,141	$12,119
2/22	$11,445	$12,097	$12,075
3/22	$11,129	$11,705	$11,687
4/22	$10,840	$11,381	$11,372
5/22	$10,961	$11,550	$11,512
6/22	$10,761	$11,361	$11,331
7/22	$11,011	$11,661	$11,643
8/22	$10,757	$11,406	$11,367
9/22	$10,374	$10,968	$10,931
10/22	$10,302	$10,877	$10,824
11/22	$10,762	$11,385	$11,320
12/22	$10,755	$11,418	$11,366
1/23	$11,047	$11,746	$11,683
2/23	$10,781	$11,480	$11,426
3/23	$10,982	$11,735	$11,659
4/23	$10,963	$11,708	$11,612
5/23	$10,837	$11,607	$11,493
6/23	$10,936	$11,723	$11,628
7/23	$10,956	$11,770	$11,677
8/23	$10,805	$11,600	$11,495
9/23	$10,496	$11,260	$11,164
10/23	$10,332	$11,164	$11,073
11/23	$10,990	$11,873	$11,768
12/23	$11,237	$12,149	$12,035
1/24	$11,219	$12,087	$11,955
2/24	$11,215	$12,102	$11,979
3/24	$11,182	$12,102	$11,988
4/24	$11,072	$11,952	$11,820
5/24	$11,028	$11,917	$11,781
6/24	$11,187	$12,100	$11,977
7/24	$11,266	$12,210	$12,086
8/24	$11,345	$12,306	$12,185
9/24	$11,451	$12,428	$12,304
10/24	$11,285	$12,247	$12,128
11/24	$11,445	$12,458	$12,332
12/24	$11,293	$12,277	$12,149
1/25	$11,302	$12,338	$12,227
2/25	$11,410	$12,461	$12,344
3/25	$11,200	$12,250	$12,133
4/25	$11,143	$12,151	$12,047
5/25	$11,099	$12,159	$12,076
6/25	$11,139	$12,234	$12,157
7/25	$11,067	$12,210	$12,121
8/25	$11,162	$12,316	$12,224
9/25	$11,597	$12,601	$12,490

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(0.23)%	(0.35)%	1.49%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(1.20)%	(0.35)%	1.49%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Ohio Municipal Bond Index	1.51%	0.57%	2.25%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$193,162,346
# of Portfolio Holdings	126
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$718,473

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.5%
Housing	3.1%
Other Revenue	4.4%
Bond Bank	4.7%
Transportation	4.8%
Water and Sewer	5.6%
Electric Utilities	8.5%
Education	14.8%
Hospital	16.0%
General Obligations	30.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.2%
BBB	4.8%
A	16.2%
AA	65.3%
AAA	8.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ECOHX-TSR-AR

Eaton Vance Ohio Municipal Income Fund

Class I EIOHX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.69%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index

↓ Security selections in AAA-rated bonds also detracted from Index-relative returns during the period

↓ Fund management’s use of leveraged investments detracted from performance versus the Index during the period

↑ An underweight position and security selections in the transportation sector contributed to returns during the period

↑ Security selection in bonds with 4% coupon rates alco contributed to performance

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,021,977	$1,015,049	$1,016,689
3/16	$1,038,382	$1,032,035	$1,034,352
6/16	$1,067,253	$1,059,019	$1,061,814
9/16	$1,065,342	$1,055,799	$1,056,520
12/16	$1,028,853	$1,017,567	$1,019,802
3/17	$1,038,256	$1,033,627	$1,035,961
6/17	$1,059,541	$1,053,857	$1,056,788
9/17	$1,070,462	$1,065,026	$1,065,769
12/17	$1,077,578	$1,073,008	$1,072,850
3/18	$1,061,244	$1,061,109	$1,061,198
6/18	$1,070,016	$1,070,343	$1,069,046
9/18	$1,068,994	$1,068,731	$1,067,460
12/18	$1,089,216	$1,086,765	$1,086,932
3/19	$1,125,657	$1,118,244	$1,117,405
6/19	$1,149,758	$1,142,123	$1,140,373
9/19	$1,167,465	$1,160,114	$1,156,845
12/19	$1,173,785	$1,168,656	$1,165,192
3/20	$1,172,111	$1,161,286	$1,163,880
6/20	$1,204,984	$1,192,928	$1,197,149
9/20	$1,219,204	$1,207,584	$1,214,242
12/20	$1,238,518	$1,229,570	$1,230,718
3/21	$1,231,389	$1,225,255	$1,223,717
6/21	$1,249,254	$1,242,621	$1,240,123
9/21	$1,245,509	$1,239,320	$1,236,519
12/21	$1,253,959	$1,248,226	$1,244,785
3/22	$1,183,760	$1,170,494	$1,168,689
6/22	$1,147,303	$1,136,108	$1,133,104
9/22	$1,108,774	$1,096,793	$1,093,059
12/22	$1,152,203	$1,141,805	$1,136,556
3/23	$1,179,304	$1,173,516	$1,165,898
6/23	$1,177,146	$1,172,316	$1,162,813
9/23	$1,132,518	$1,126,011	$1,116,411
12/23	$1,215,322	$1,214,897	$1,203,533
3/24	$1,212,247	$1,210,206	$1,198,791
6/24	$1,215,644	$1,209,978	$1,197,726
9/24	$1,247,206	$1,242,799	$1,230,368
12/24	$1,232,965	$1,227,696	$1,214,919
3/25	$1,225,791	$1,224,965	$1,213,334
6/25	$1,221,979	$1,223,446	$1,215,743
9/25	$1,256,244	$1,260,108	$1,248,962

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	0.72%	0.60%	2.31%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Ohio Municipal Bond Index	1.51%	0.57%	2.25%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$193,162,346
# of Portfolio Holdings	126
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$718,473

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.5%
Housing	3.1%
Other Revenue	4.4%
Bond Bank	4.7%
Transportation	4.8%
Water and Sewer	5.6%
Electric Utilities	8.5%
Education	14.8%
Hospital	16.0%
General Obligations	30.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.2%
BBB	4.8%
A	16.2%
AA	65.3%
AAA	8.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EIOHX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance National Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended September 30, 2024 and September 30, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance California Municipal Opportunities Fund

Fiscal Years Ended	9/30/24	9/30/25
Audit Fees	$79,600	$80,042
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$79,600	$80,042

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/24	9/30/25
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/24	9/30/25
Audit Fees	$91,000	$91,157
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$91,000	$91,157

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/24	9/30/25
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/24	9/30/25
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended
	7/31/24	8/31/24	9/30/24	7/31/25	8/31/25	9/30/25
Audit Fees	$309,400	$311,800	$345,800	$309,570	$312,050	$346,399
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$309,400	$311,800	$345,800	$309,570	$312,050	$346,399

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended
	7/31/24	8/31/24	9/30/24	7/31/25	8/31/25	9/30/25
Registrant(1)	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipal Income Funds
Annual Financial Statements and
Additional Information
September 30, 2025

California Opportunities    •    Massachusetts    •    New York    •    Ohio

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
Municipal Income Funds
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments

Closed-End Funds — 0.2%
Security	Shares	Value
BlackRock California Municipal Income Trust	181,788	$ 1,990,579
Total Closed-End Funds (identified cost $1,942,227)		$ 1,990,579
Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,249,311
Total Corporate Bonds (identified cost $2,080,000)		$ 2,249,311

Tax-Exempt Municipal Obligations — 86.4%
Security	Principal Amount (000's omitted)	Value
Education — 9.3%
California Educational Facilities Authority, (University of Southern California)), 5.00%, 10/1/55	$9,500	$ 9,985,983
California Enterprise Development Authority, (Campbell Hall Episcopal), 4.00%, 8/1/40	4,900	4,877,190
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	1,120	1,005,384
California Enterprise Development Authority, (Curtis School Foundation):
4.00%, 6/1/49	3,000	2,751,794
4.00%, 6/1/53	2,000	1,802,047
California Enterprise Development Authority, (Sage Hill School):
4.00%, 12/1/50	13,760	12,785,632
4.00%, 12/1/54	6,000	5,510,736
5.00%, 12/1/43	1,235	1,303,550
California Enterprise Development Authority, (The Rocklin Academy):
5.00%, 6/1/54(1)	500	465,485
5.00%, 6/1/64(1)	2,920	2,651,008
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 3.79%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,750	5,717,597
California Municipal Finance Authority (St. Ignatius College Preparatory), 5.00%, 9/1/49	6,360	6,639,373
California Municipal Finance Authority, (California Baptist University), 5.00%, 11/1/35(1)	2,165	2,282,321
Security	Principal Amount (000's omitted)	Value
Education (continued)
California School Finance Authority, (Alliance for College Ready Public Schools):
4.00%, 7/1/34(1)	$1,000	$ 1,009,811
5.00%, 7/1/39(1)	270	283,882
5.00%, 7/1/49(1)	2,990	3,021,743
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	595,936
5.00%, 8/1/38(1)	2,500	2,539,685
California State University:
5.00%, 11/1/47	8,630	8,647,345
5.00%, 11/1/47	120	119,994
5.25%, 11/1/50	10,000	10,881,834
University of California, 3.25%, 5/15/48(3)	7,775	7,775,000
		$ 92,653,330
Electric Utilities — 0.3%
Trinity Public Utilities District, CA, Green Bonds, 3.00%, 4/1/31	$1,190	$ 1,089,250
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,544,153
		$ 2,633,403
General Obligations — 40.6%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,780	$ 5,561,000
Antelope Valley Union High School District, CA, (Election of 2024), 5.00%, 8/1/42	335	367,200
Belmont-Redwood Shores School District, CA, (Election of 2024), 5.00%, 8/1/44	250	273,354
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	2,940,037
Beverly Hills Unified School District, CA, (Election of 2008):
0.00%, 8/1/30	1,000	897,808
0.00%, 8/1/32	2,465	2,078,785
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	9,960	8,820,718
Burbank Unified School District, CA, (Election of 2024):
4.25%, 8/1/47	660	654,570
5.00%, 8/1/41	155	171,993
5.00%, 8/1/42	275	302,143
5.00%, 8/1/43	700	763,219
California:
4.55%, 12/1/37	1,000	1,056,919
5.00%, 8/1/35(4)	835	980,086
5.00%, 8/1/42(4)	2,425	2,666,386

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California: (continued)
5.00%, 11/1/42	$10,000	$ 10,733,817
5.00%, 8/1/43(4)	2,000	2,185,713
5.00%, 8/1/44(4)	2,000	2,164,644
Calistoga Joint Unified School District, CA, (Election of 2022), 5.25%, 8/1/50	625	676,370
Cerritos Community College District, CA, 4.00%, 8/1/43	1,275	1,266,019
Chaffey Joint Union High School District, CA, (Election of 2012), 5.00%, 8/1/44	10,520	10,522,886
Culver City Unified School District, CA, (Election of 2024), 4.00%, 8/1/44	6,640	6,393,243
Cupertino Union School District, CA, (Election of 2024):
5.75%, 8/1/44	745	856,022
5.75%, 8/1/45	150	171,629
5.75%, 8/1/50	10,410	11,788,502
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/43	1,295	1,277,783
El Monte Union High School District, CA, (Election of 2018):
5.25%, 6/1/43	400	436,535
5.25%, 6/1/44	300	325,810
5.25%, 6/1/45	300	324,693
5.25%, 6/1/48	1,250	1,339,537
5.25%, 6/1/50	1,500	1,601,935
Encinitas Union School District, CA, (Election of 2024):
5.00%, 8/1/44	150	162,097
5.00%, 8/1/45	400	430,744
5.00%, 8/1/50	2,500	2,649,410
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	295	272,443
Folsom Cordova Unified School District Facilities Improvement No 5, CA, (Election of 2014), 4.00%, 10/1/40	1,020	1,006,546
Folsom Cordova Unified School District, CA, (Election of 2024), 4.25%, 10/1/51	805	794,941
Fontana Unified School District, CA, (Election of 2024):
5.00%, 8/1/41	1,305	1,456,067
5.00%, 8/1/42	1,125	1,242,850
5.25%, 8/1/50	12,940	14,025,257
Foothill-De Anza Community College District, CA, (Election of 2020), 5.00%, 8/1/45	2,210	2,400,420
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	1,750	1,721,342
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	650	655,644
4.00%, 8/1/42	2,000	2,001,178
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hacienda La Puente Unified School District, CA, (Election of 2016): (continued)
4.00%, 8/1/43	$1,195	$ 1,183,587
Hermosa Beach City School District, CA, (Election of 2024):
0.00%, 8/1/38	275	159,494
0.00%, 8/1/39	400	218,040
0.00%, 8/1/42	550	246,652
0.00%, 8/1/43	465	195,066
0.00%, 8/1/45	400	147,910
0.00%, 8/1/46	275	95,749
5.00%, 8/1/46	1,100	1,159,899
Jefferson Union High School District, CA, (Election of 2020):
4.125%, 8/1/46	525	516,899
5.00%, 8/1/41	750	835,504
5.00%, 8/1/42	1,000	1,103,022
5.00%, 8/1/43	1,300	1,424,087
5.00%, 8/1/44	1,500	1,631,153
Jurupa Unified School District, CA, 4.00%, 8/1/41	2,800	2,757,345
Kentfield School District, CA:
5.00%, 8/1/39	1,000	1,131,184
5.00%, 8/1/40	200	223,443
5.00%, 8/1/42	1,075	1,174,541
5.00%, 8/1/44	1,630	1,756,588
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	1,500	1,704,330
5.25%, 8/1/41	1,000	1,093,309
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,315,942
5.50%, 8/1/43	1,780	1,967,320
5.75%, 8/1/50	3,940	4,341,233
6.00%, 8/1/44	700	812,899
6.00%, 8/1/45	115	133,092
6.00%, 8/1/50	1,970	2,243,011
Lakeside Union School District San Diego County, CA, (Election of 2008), 0.00%, 8/1/37	2,000	1,306,352
Lemon Grove School District, CA, (Election of 2022), 5.00%, 8/1/49(4)	1,000	1,056,530
Lemon Grove School District, CA, (Election of 2024), 5.00%, 8/1/50(4)	1,000	1,055,647
Lompoc Unified School District, CA, (Election of 2024):
5.25%, 8/1/46	1,000	1,093,351
5.25%, 8/1/50	2,610	2,824,523
5.25%, 8/1/54	4,290	4,623,375

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Long Beach Community College District, CA:
5.00%, 8/1/42	$1,000	$ 1,108,233
5.00%, 8/1/43	2,000	2,197,787
5.00%, 8/1/46	1,650	1,777,836
5.00%, 8/1/52	5,000	5,326,662
Long Beach Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	110	110,132
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/39	4,000	4,500,290
Los Angeles Unified School District, CA, (Election of 2008), 4.00%, 7/1/40	17,800	17,799,931
Madera Unified School District, CA, (Election of 2018), 5.00%, 8/1/43	860	932,379
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/43	2,060	2,300,293
Menlo Park City School District, CA, (Election of 2024):
4.00%, 7/1/53	2,475	2,304,755
5.00%, 7/1/50	1,170	1,242,481
Milpitas Unified School District, CA, (Election of 2018):
4.00%, 8/1/39	3,430	3,542,451
4.00%, 8/1/40	3,725	3,813,302
4.00%, 8/1/42	1,360	1,368,339
Modesto High School District, CA, (Election of 2022):
5.00%, 8/1/45	500	540,116
5.25%, 8/1/50	3,750	4,048,817
Monterey Peninsula Unified School District, CA, 4.00%, 8/1/45	11,700	11,273,268
Monterey Peninsula Unified School District, CA, (Election of 2010), 4.00%, 8/1/45	645	618,140
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/41	2,440	2,700,268
5.25%, 8/1/42	1,750	1,917,043
Mountain View Whisman School District, CA, (Election of 2020):
3.00%, 9/1/38	325	300,610
3.00%, 9/1/45	8,070	6,450,177
4.00%, 9/1/38	60	61,758
4.00%, 9/1/40	1,125	1,145,576
4.00%, 9/1/41	220	222,327
Mt. San Antonio Community College District, CA, (Election of 2024):
5.00%, 8/1/40	215	242,031
5.00%, 8/1/41	400	446,655
5.00%, 8/1/43	1,260	1,380,269
5.00%, 8/1/44	1,000	1,088,287
5.00%, 8/1/46	1,000	1,079,162
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mt. San Antonio Community College District, CA, (Election of 2024): (continued)
5.00%, 8/1/50	$2,750	$ 2,932,577
5.25%, 8/1/55	3,215	3,480,889
Napa Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,750	1,885,071
Newark Unified School District, CA, (Election of 2024):
5.00%, 8/1/38	140	161,037
5.00%, 8/1/39	280	317,995
5.00%, 8/1/42	500	548,490
5.00%, 8/1/45	525	565,793
5.25%, 8/1/50	4,855	5,245,924
North Monterey County Unified School District, CA, 4.00%, 5/1/43	200	196,141
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	10,000	9,700,408
Palo Alto Unified School District, CA:
(Election of 2008), 0.00%, 8/1/33	7,890	6,363,155
(Election of 2018), 3.25%, 8/1/42	730	644,992
Pasadena, CA, (Central Library), 5.00%, 9/1/51	5,040	5,406,157
Piner-Olivet Union Elementary School District, CA, (Election of 2024), 4.00%, 8/1/50	60	56,485
Placentia-Yorba Linda Unified School District, CA, 3.00%, 8/1/39	1,800	1,606,421
Pleasanton Unified School District, CA, (Election of 2016):
5.00%, 8/1/38	260	301,687
5.00%, 8/1/39	790	908,622
5.00%, 8/1/40	1,065	1,212,216
5.00%, 8/1/41	1,180	1,329,099
5.00%, 8/1/42	2,485	2,771,337
Pleasanton Unified School District, CA, (Election of 2022), 4.25%, 8/1/46	850	852,884
Pomona Unified School District, (Election of 2024), 5.00%, 8/1/55	4,750	4,973,004
Puerto Rico:
0.00%, 7/1/33	638	456,151
5.625%, 7/1/29	3,045	3,258,741
Rio Hondo Community College District, CA, (Election of 2024):
5.00%, 8/1/40	500	561,976
5.00%, 8/1/41	560	621,884
5.00%, 8/1/42	1,000	1,098,702
5.00%, 8/1/43	1,000	1,090,313
5.00%, 8/1/45	1,250	1,348,180
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/43	650	643,792

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Bernardino Community College District, CA, (Election of 2008):
5.00%, 8/1/42	$2,000	$ 2,214,724
5.00%, 8/1/43	4,185	4,591,661
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	4,630	4,450,486
San Carlos School District, CA, 4.00%, 10/1/43	1,575	1,575,530
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55	4,615	4,889,321
San Diego Unified School District, CA, (Election of 2012):
5.00%, 7/1/43	1,650	1,863,684
5.00%, 7/1/44	25	28,030
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/43	5,250	5,755,632
Green Bonds, 5.00%, 8/1/44	7,000	7,618,007
Green Bonds, 5.00%, 8/1/45	4,500	4,876,273
San Jose Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	8,500	9,220,014
San Jose-Evergreen Community College District, CA, (Election of 2016), 4.00%, 9/1/42	70	70,384
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/49	1,395	1,301,606
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	600	566,925
San Marino Unified School District, CA, (Election of 2024):
5.00%, 8/1/41	890	976,154
5.00%, 8/1/42	915	995,352
5.00%, 8/1/43	500	540,454
5.00%, 8/1/44	535	575,142
5.00%, 8/1/45	280	299,935
5.00%, 8/1/46	895	955,445
San Mateo Foster City School District, CA, (Election of 2020), 5.00%, 8/1/44	115	123,709
San Rafael City Elementary School District, CA, (Election of 2022):
4.00%, 8/1/42	1,115	1,111,197
4.25%, 8/1/47	2,320	2,307,413
Santa Clarita Community College District, CA, 5.25%, 8/1/45	1,835	1,963,588
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/40	7,420	8,019,096
Santa Monica-Malibu Unified School District, CA, (Election of 2024), 5.00%, 8/1/44	2,150	2,297,833
Scotts Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,100	1,184,902
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Southwestern Community College District, CA, (Election of 2024):
5.25%, 8/1/43	$1,500	$ 1,663,283
5.25%, 8/1/44	1,330	1,466,351
5.25%, 8/1/46	1,000	1,094,199
5.25%, 8/1/51	3,000	3,246,278
Sunnyvale School District, CA, (Election of 2024):
5.00%, 9/1/43	1,290	1,415,135
5.00%, 9/1/44	1,955	2,132,200
5.00%, 9/1/45	975	1,057,944
Tamalpais Union High School District, CA, (Election of 2024), 4.125%, 8/1/49	2,730	2,695,733
Torrance Unified School District, CA, (Election of 2008), 4.00%, 8/1/39	2,615	2,620,485
Ventura Unified School District, CA, (Election of 2022):
4.25%, 8/1/51	1,725	1,679,866
5.25%, 8/1/55	12,030	12,862,350
Walnut Creek Elementary School District Contra Costa County, CA, (Election of 2022), 5.00%, 9/1/50	1,000	1,056,716
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/41	1,940	1,950,082
4.00%, 8/1/43	2,400	2,359,146
4.00%, 8/1/44	2,640	2,568,522
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	1,500	1,581,428
		$404,151,085
Hospital — 2.4%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	$4,280	$ 4,456,536
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,010,760
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	3,000	3,015,971
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.00%, 7/1/43	1,255	1,280,201
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/26	500	504,977
Series 2017A, 5.00%, 11/1/25	800	800,303
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	430,710
California Statewide Communities Development Authority, (Loma Linda University Medical Center):
5.25%, 12/1/44	2,800	2,799,938
5.50%, 12/1/54	6,050	6,049,642

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	$2,000	$ 2,064,617
		$ 24,413,655
Housing — 1.4%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,503,346
California Housing Finance Agency, (Shoreview Apartments), (FHLMC), 4.10%, 7/1/40	4,900	4,789,458
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	2,330	2,353,392
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,155	1,066,502
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,595	1,465,071
Los Angeles Housing Authority, CA, (Claredon Apartments), 4.15%, 12/1/44	2,500	2,359,658
		$ 13,537,427
Industrial Development Revenue — 3.1%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$14,165	$ 14,187,121
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	2,000	2,093,117
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	10,130	10,196,312
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 3.375% to 9/1/28 (Put Date), 9/1/50	1,250	1,242,934
(AMT), 4.10% to 12/1/25 (Put Date), 12/1/44	3,000	3,001,400
		$ 30,720,884
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,100	$ 2,116,277
		$ 2,116,277
Insured - General Obligations — 6.0%
Bassett Unified School District, CA, (Election of 2020), (BAM), 5.25%, 8/1/50	$1,580	$ 1,708,033
Biggs Unified High School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	1,000	1,058,371
Byron Union School District, CA, (Election of 2024), (BAM), 4.00%, 8/1/47	1,155	1,108,358
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Carmichael Recreation and Park District, CA:
(BAM), 5.00%, 8/1/41	$290	$ 317,260
(BAM), 5.00%, 8/1/42	85	92,143
(BAM), 5.00%, 8/1/55	135	140,952
Central Unified School District, CA, (AG), 3.00%, 8/1/38	920	818,195
Cottonwood Union School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/50	545	576,224
(AG), 5.00%, 8/1/54	800	841,652
Durham Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	845	882,621
Eastern Sierra Unified School District, CA:
(BAM), 0.00%, 8/1/34	380	282,451
(BAM), 0.00%, 8/1/35	250	175,709
(BAM), 0.00%, 8/1/36	320	211,428
(BAM), 0.00%, 8/1/37	350	217,255
(BAM), 0.00%, 8/1/38	375	218,923
(BAM), 0.00%, 8/1/39	340	186,644
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	1,500	1,692,148
Folsom Cordova Unified School District, CA, (AG), 4.00%, 10/1/39	240	240,246
Fulton-El Camino Recreation and Park District, CA, (Election of 2024), (BAM), 5.25%, 8/1/55	2,000	2,122,647
Glendale Unified School District, CA, (Election of 2011), (BAM), 3.00%, 9/1/39	8,140	7,354,745
Gonzales Unified School District, CA, (Election of 2020), (BAM), 5.25%, 8/1/50	1,500	1,594,715
Holtville Unified School District, CA, (Election of 2018), (AG), 6.00%, 8/1/52	350	386,581
Lake Tahoe Unified School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/41	180	199,924
(BAM), 5.00%, 8/1/42	195	214,297
(BAM), 5.00%, 8/1/43	150	163,496
(BAM), 5.00%, 8/1/44	165	178,758
(BAM), 5.00%, 8/1/45	200	215,595
(BAM), 5.00%, 8/1/50	3,610	3,833,604
(BAM), 5.00%, 8/1/54	405	427,111
Long Beach Unified School District, CA, (Election of 1999), (AG), 0.00%, 8/1/27	2,815	2,686,088
Mount Pleasant Elementary School District, CA:
(AG), 4.00%, 8/1/47	2,515	2,451,770
(AG), 5.00%, 8/1/41	1,210	1,358,791
(AG), 5.00%, 8/1/42	845	938,716
Mountain View School District Los Angeles County, CA, (Election of 2020), (BAM), 5.00%, 8/1/54	2,000	2,119,772

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Napa Valley Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/39	$305	$ 341,040
(BAM), 5.00%, 8/1/40	265	293,296
(BAM), 5.00%, 8/1/41	250	274,254
(BAM), 5.00%, 8/1/42	250	271,582
(BAM), 5.00%, 8/1/44	280	300,665
(BAM), 5.00%, 8/1/50	1,820	1,919,639
Ravenswood City School District, CA, (Election of 2022):
(AG), 0.00%, 8/1/39(4)	300	168,969
(AG), 0.00%, 8/1/40(4)	650	344,573
(AG), 0.00%, 8/1/41(4)	1,000	497,531
(AG), 0.00%, 8/1/42(4)	1,000	466,168
(AG), 0.00%, 8/1/43(4)	850	372,927
(AG), 0.00%, 8/1/44(4)	945	390,502
(AG), 0.00%, 8/1/45(4)	1,150	448,570
(AG), 4.50%, 8/1/52(4)	1,250	1,239,897
(AG), 5.00%, 8/1/36(4)	200	232,033
(AG), 5.00%, 8/1/37(4)	325	372,533
Riverbank Unified School District, CA, (Election of 2018), (AG), 5.50%, 8/1/52	1,000	1,086,350
Sanger Unified School District, CA, (Election of 2024), (BAM), 5.25%, 8/1/51	2,160	2,330,432
Simi Valley Unified School District, CA, (Election of 2004), (AG), 0.00%, 8/1/28	4,900	4,584,317
Stockton Unified School District, CA, (Election of 2022), (BAM), 5.00%, 8/1/40	780	875,992
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	2,700	2,535,608
Ukiah Unified School District, CA, (Election of 2020), (AG), 5.50%, 8/1/49	2,350	2,551,696
Washington Township Health Care District, CA, (Election of 2020), (AG), 4.125%, 8/1/42	1,000	1,005,699
		$ 59,919,496
Insured - Hospital — 0.6%
California Health Facilities Financing Authority, (Adventist Health System), (AG), 4.00%, 3/1/39	$5,530	$ 5,511,132
Cambria Community Healthcare District, CA:
(BAM), 5.00%, 8/1/45	380	405,249
(BAM), 5.00%, 8/1/50	185	194,641
		$ 6,111,022
Insured - Special Tax Revenue — 1.1%
Lake Elsinore Facilities Financing Authority Successor Agency, CA, (AG), 5.00%, 9/1/38	$1,070	$ 1,207,553
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	$1,000	$ 1,010,853
(BAM), 4.00%, 9/1/42	1,000	984,452
San Clemente, CA:
(BAM), 5.00%, 9/1/43	3,160	3,438,503
(BAM), 5.00%, 9/1/45	1,775	1,908,563
San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure), (AG), 5.00%, 8/1/48	2,000	2,098,496
		$ 10,648,420
Insured - Transportation — 0.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, CA, (AG), (AMT), 4.125%, 7/1/41	$1,245	$ 1,188,367
		$ 1,188,367
Insured - Water and Sewer — 0.3%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$3,370	$ 3,262,230
		$ 3,262,230
Other Revenue — 4.9%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$8,030	$ 8,550,553
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	12,635	13,387,575
Green Bonds, 5.00% to 11/1/32 (Put Date), 2/1/55	10,000	10,896,811
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	7,000	7,550,753
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,325	4,738,224
California Public Finance Authority, (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	3,000	3,008,288
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	442,578
		$ 48,574,782
Senior Living/Life Care — 1.8%
California Health Facilities Financing Authority, (Episcopal Communities and Services):
3.85%, 11/15/27	$1,500	$ 1,500,509
5.25%, 11/15/48	1,645	1,671,609
California Municipal Finance Authority, (HumanGood - California Obligated Group):
4.00%, 10/1/38	3,790	3,667,080
5.00%, 10/1/43	2,980	3,030,047
5.25%, 10/1/44	1,505	1,555,772
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(1)	1,075	969,654

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Statewide Communities Development Authority, (Sequoia Living):
5.00%, 7/1/42	$2,010	$ 2,156,111
5.00%, 7/1/43	2,110	2,241,083
5.00%, 7/1/55	675	696,335
		$ 17,488,200
Special Tax Revenue — 0.4%
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/35	$1,150	$ 1,185,612
5.00%, 9/1/38	1,000	1,027,313
Series 2018, 5.00%, 9/1/32	625	644,549
Series 2018, 5.00%, 9/1/34	765	788,773
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/33	125	127,955
		$ 3,774,202
Transportation — 10.8%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
3.19%, (SIFMA + 0.30%), 4/1/56(2)	$5,000	$ 4,900,999
3.34%, (SIFMA + 0.45%), 4/1/56(2)	800	795,981
(LOC: Barclays Bank PLC), 3.30%, 4/1/55(3)	5,500	5,500,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, CA:
(AMT), 5.25%, 7/1/40	2,250	2,423,272
(AMT), 5.25%, 7/1/44	4,250	4,443,952
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,604,378
(AMT), 5.00%, 12/31/47	7,705	7,704,765
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/38	3,215	3,274,630
(AMT), 5.00%, 5/15/44	3,700	3,735,242
(AMT), 5.25%, 5/15/48	9,395	9,498,790
(AMT), 5.50%, 5/15/47	10,000	10,454,210
Green Bonds, 5.00%, 5/15/42	5,000	5,463,662
Green Bonds, 5.00%, 5/15/43	5,000	5,426,866
Sacramento County, CA, Airport System Revenue, (AMT), 5.25%, 7/1/50	8,530	8,906,948
San Diego County Regional Airport Authority, CA:
(AMT), 5.00%, 7/1/31	600	666,866
(AMT), 5.00%, 7/1/33	1,500	1,685,983
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
5.00%, 7/1/47	115	116,513
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Diego County Regional Airport Authority, CA, (San Diego International Airport): (continued)
(AMT), 5.00%, 7/1/39	$3,000	$ 3,206,674
(AMT), 5.00%, 7/1/42	6,850	7,136,277
(AMT), 5.00%, 7/1/43	7,240	7,500,269
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	2,485	2,490,110
(AMT), 5.75%, 5/1/48	9,500	10,145,796
		$108,082,183
Water and Sewer — 3.1%
Anaheim Housing and Public Improvements Authority, CA, (Water System), (LOC: Bank of America, N.A.), 3.15%, 10/1/54(3)	$7,535	$ 7,535,000
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/45	275	299,982
Metropolitan Water District of Southern California, (SPA: Bank of America, N.A.), 2.20%, 7/1/47(5)	5,000	5,000,000
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	14,000	13,933,738
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	3,680	3,818,847
		$ 30,587,567
Total Tax-Exempt Municipal Obligations (identified cost $849,393,493)		$859,862,530

Taxable Municipal Obligations — 10.3%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,105	$ 1,897,313
University of California, 4.15%, 7/1/41(5)	10,255	10,255,000
		$ 12,152,313
General Obligations — 3.1%
California:
2.40%, 10/1/25	$4,640	$ 4,640,000
7.50%, 4/1/34(6)	8,000	9,394,283
Chaffey Community College District, CA:
4.756%, 6/1/31	3,045	3,162,816
4.812%, 6/1/32	2,870	2,986,508

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fresno Unified School District, CA, 4.45%, 10/1/25	$2,000	$ 2,000,000
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,643,069
Los Angeles, CA, 3.00%, 9/1/26	2,820	2,798,082
Palmdale School District, CA, 1.67%, 8/1/29	500	459,069
San Diego Community College District, CA, 2.013%, 8/1/30	2,600	2,390,177
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	1,020,474
		$ 30,494,478
Hospital — 0.2%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$2,140	$ 2,202,025
		$ 2,202,025
Housing — 1.4%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$10,000	$ 10,089,519
California Municipal Finance Authority, (Witmer Manor Community Partners LP), (FNMA), 6.00%, 11/1/43	1,000	1,015,215
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	775	559,147
3.20%, 6/15/56	3,685	2,190,528
		$ 13,854,409
Insured - General Obligations — 0.0%†
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 409,737
		$ 409,737
Insured - Lease Revenue/Certificates of Participation — 0.2%
Fresno County, CA, (BAM), (NPFG), 0.00%, 8/15/31	$2,745	$ 2,143,087
		$ 2,143,087
Insured - Special Tax Revenue — 0.2%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 931,710
(BAM), 2.307%, 9/1/31	1,500	1,322,483
		$ 2,254,193
Insured - Transportation — 1.5%
Alameda Corridor Transportation Authority, CA:
(AG), (AMBAC), 0.00%, 10/1/26	$6,700	$ 6,429,798
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Alameda Corridor Transportation Authority, CA: (continued)
(AMBAC), 0.00%, 10/1/27	$740	$ 674,408
(AMBAC), 0.00%, 10/1/28	1,010	876,532
San Joaquin Hills Transportation Corridor Agency, CA, (AG), 2.303%, 1/15/28	7,145	6,929,218
		$ 14,909,956
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board:
4.859%, 4/1/28	$3,000	$ 3,052,310
4.879%, 4/1/29	1,500	1,533,490
4.917%, 4/1/27	2,000	2,024,933
		$ 6,610,733
Special Tax Revenue — 0.5%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
4.654%, 7/1/28	$1,640	$ 1,677,047
4.726%, 7/1/27	1,975	2,008,811
4.792%, 7/1/26	1,250	1,260,224
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	250	249,350
		$ 5,195,432
Water and Sewer — 1.3%
Metropolitan Water District of Southern California, (SPA: PNC Bank, N.A.), 4.12%, 7/1/46(5)	$11,105	$ 11,105,000
Santa Clara Valley Water District, CA, 4.57%, 6/1/33	1,390	1,416,918
		$ 12,521,918
Total Taxable Municipal Obligations (identified cost $103,475,803)		$102,748,281

Short-Term Investments — 2.2%
U.S. Treasury Obligations — 2.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 10/9/25	$6,000	$ 5,994,591
0.00%, 10/14/25	6,000	5,991,259
0.00%, 10/16/25	6,000	5,989,878

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 10/21/25	$4,000	$ 3,991,024
Total U.S. Treasury Obligations (identified cost $21,966,301)		$ 21,966,752
Total Short-Term Investments (identified cost $21,966,301)		$ 21,966,752
Total Investments — 99.3% (identified cost $978,857,824)		$988,817,453
Other Assets, Less Liabilities — 0.7%		$ 7,156,476
Net Assets — 100.0%		$995,973,929
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $18,408,727 or 1.8% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 10.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 5.1% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
September 30, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 101.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.8%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,701,058
		$ 3,701,058
Education — 25.1%
Massachusetts Development Finance Agency, (Amherst College), 5.00% to 11/1/35 (Put Date), 11/1/55	$1,000	$ 1,163,705
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	1,300	1,266,618
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/53	2,500	2,593,027
Massachusetts Development Finance Agency, (Boston University), (LOC: TD Bank, N.A.), 3.25%, 10/1/42(1)	3,100	3,100,000
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,550,950
5.00%, 5/1/35	1,660	1,660,796
Massachusetts Development Finance Agency, (Harvard University):
5.00%, 2/15/33	1,000	1,164,153
5.00% to 5/13/32 (Put Date), 5/15/55	1,760	2,007,439
Massachusetts Development Finance Agency, (Middlesex School):
4.25%, 7/1/54	1,600	1,472,677
5.00%, 7/1/34	2,000	2,308,529
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	2,350	1,754,054
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/35	750	760,722
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,583,424
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	950	961,294
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	5,965,938
University of Massachusetts Building Authority:
5.00%, 11/1/50	1,735	1,797,238
5.25%, 11/1/42	2,000	2,047,203
		$ 33,157,767
Electric Utilities — 0.7%
Massachusetts Municipal Wholesale Electric Co., 4.00%, 7/1/51	$1,000	$ 905,665
		$ 905,665
Security	Principal Amount (000's omitted)	Value
General Obligations — 15.0%
Boston, MA, 5.00%, 2/1/43	$845	$ 907,442
East Longmeadow, MA, 3.00%, 11/1/42	2,000	1,641,680
Framingham, MA, 3.00%, 12/1/40	1,860	1,604,061
Greater Fall River Vocational School District, MA, 5.00%, 6/1/49	1,500	1,559,947
Massachusetts, 5.25%, 10/1/47	2,000	2,114,032
New Bedford, MA, 4.00%, 9/1/47	2,650	2,488,262
Newton, MA, 4.00%, 2/1/49	1,100	1,044,082
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	3,075	2,865,040
Norwood, MA, 4.00%, 9/15/47	2,450	2,330,075
Puerto Rico, 5.625%, 7/1/27	1,800	1,863,638
Tyngsborough, MA, 3.00%, 10/15/42	1,760	1,443,518
		$ 19,861,777
Hospital — 18.7%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,011,482
5.00%, 7/1/34	2,500	2,825,692
Massachusetts Development Finance Agency, (Boston Children's Hospital):
5.25%, 3/1/54	2,500	2,631,326
(LOC: TD Bank, N.A.), 3.70%, 3/1/48(1)	3,900	3,900,000
(LOC: TD Bank, N.A.), 3.70%, 3/1/48(1)	300	300,000
Massachusetts Development Finance Agency, (Boston Medical Center):
Green Bonds, 4.00%, 7/1/47	1,875	1,619,436
Green Bonds, 5.00%, 7/1/44	2,930	2,846,694
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/47	2,000	2,005,391
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,295	1,294,979
Massachusetts Development Finance Agency, (Umass Memorial Health Care, Inc.), 5.25%, 7/1/50	1,750	1,769,911
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center):
(LOC: TD Bank, N.A.), 3.70%, 7/1/39(1)	1,400	1,400,000
(LOC: TD Bank, N.A.), 3.70%, 7/1/44(1)	3,165	3,165,000
		$ 24,769,911
Housing — 4.7%
Massachusetts Development Finance Agency, (Merrimack College Student Housing):
4.25%, 7/1/34(2)	$500	$ 505,661
5.00%, 7/1/44(2)	2,000	1,952,631

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Massachusetts Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	$2,000	$ 2,022,723
Sustainability Bonds, 2.65%, 6/1/26	1,000	997,213
Sustainability Bonds, 3.00%, 12/1/50	1,000	759,703
		$ 6,237,931
Industrial Development Revenue — 1.0%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	$670	$ 604,455
(AMT), 4.875%, 11/1/42(2)	740	684,048
		$ 1,288,503
Insured - Education — 4.8%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)	$5,460	$ 6,294,070
		$ 6,294,070
Insured - Special Tax Revenue — 4.2%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$ 5,555,291
		$ 5,555,291
Lease Revenue/Certificates of Participation — 1.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,370	$ 1,394,019
		$ 1,394,019
Other Revenue — 1.5%
Massachusetts Development Finance Agency, (Broad Institute), 4.00%, 4/1/41	$2,025	$ 1,973,451
		$ 1,973,451
Senior Living/Life Care — 1.7%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	$205	$ 211,469
5.00%, 11/15/38(2)	135	138,712
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	2,000	1,892,357
		$ 2,242,538
Special Tax Revenue — 7.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 201,248
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	$1,795	$ 1,803,330
5.00%, 7/1/45	2,360	2,389,174
5.25%, 7/1/31	1,240	1,434,325
Massachusetts School Building Authority:
Social Bonds, 5.00%, 2/15/36	1,000	1,169,905
Social Bonds, 5.25%, 2/15/50	1,000	1,071,052
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,933,186
		$ 10,002,220
Student Loan — 2.4%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$1,400	$ 1,378,005
(AMT), 4.25%, 7/1/32	1,800	1,831,215
		$ 3,209,220
Transportation — 8.1%
Massachusetts Port Authority, (AMT), 5.00%, 7/1/51	$4,090	$ 4,126,173
Massachusetts Port Authority, (Bosfuel Project):
(AMT), 5.00%, 7/1/35	1,350	1,414,771
(AMT), 5.00%, 7/1/49	2,500	2,514,351
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	2,500	2,592,795
		$ 10,648,090
Water and Sewer — 2.3%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$2,000	$ 2,002,275
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/43	1,000	1,067,184
		$ 3,069,459
Total Tax-Exempt Municipal Obligations (identified cost $132,852,357)		$134,310,970

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$85	$ 86,271
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	45	45,640
Total Taxable Municipal Obligations (identified cost $130,000)		$ 131,911
Total Investments — 101.8% (identified cost $132,982,357)		$134,442,881
Other Assets, Less Liabilities — (1.8)%		$ (2,334,343)
Net Assets — 100.0%		$132,108,538
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $6,190,581 or 4.7% of the Fund's net assets.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 8.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.1% to 4.7% of total investments.
Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
September 30, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 101.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.1%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$3,750	$ 3,881,908
Green Bonds, 5.25%, 9/15/52	3,000	3,140,026
		$ 7,021,934
Education — 9.3%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 4.75%, 6/1/54	$1,350	$ 1,246,117
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	215	211,451
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	2,000	2,148,262
Build NYC Resource Corp., NY, (Success Academy Charter School):
4.00%, 9/1/42	1,175	1,099,581
5.00%, 9/1/38	1,480	1,560,645
5.00%, 9/1/39	1,125	1,177,933
Dutchess County Local Development Corp., NY, (Culinary Institute of America):
4.00%, 7/1/37	250	248,909
5.00%, 7/1/40	420	442,203
5.00%, 7/1/41	425	443,242
5.00%, 7/1/42	600	620,182
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(1)	1,640	1,579,287
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	1,990	1,809,117
5.00%, 7/1/53	2,265	2,324,794
Nassau County Industrial Development Agency, NY, (Cold Spring Harbor Laboratory), (SPA: TD Bank, N.A.), 3.90%, 1/1/42(2)	2,500	2,500,000
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,757,806
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/47	250	277,078
New York Dormitory Authority, (New York University):
4.00%, 7/1/46	3,000	2,853,815
5.00%, 7/1/41	1,700	1,838,654
New York Dormitory Authority, (Pace University), 5.25%, 5/1/41	425	441,895
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	1,750	1,598,705
Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (University of New York), Green Bonds, 5.00%, 7/1/43	$550	$ 584,169
Onondaga Civic Development Corp., NY, (Syracuse University):
5.00%, 12/1/40	990	1,098,100
5.00%, 12/1/41	1,000	1,096,133
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	2,725	2,837,134
		$ 31,795,212
Electric Utilities — 0.9%
Utility Debt Securitization Authority, NY, Green Bonds, 5.00%, 9/15/52	$3,050	$ 3,170,992
		$ 3,170,992
General Obligations — 8.0%
Nassau County, NY, 4.00%, 4/1/50	$1,225	$ 1,139,968
New York:
5.00%, 3/15/38	2,250	2,527,298
5.00%, 3/15/39	2,375	2,646,998
5.00%, 3/15/40	2,125	2,352,099
New York, NY:
4.00%, 9/1/46	1,995	1,841,065
4.00%, 4/1/50	1,775	1,607,491
5.00%, 8/1/33	1,225	1,405,705
5.00%, 9/1/48	2,000	2,076,538
5.25%, 5/1/42	1,665	1,776,642
5.50%, 8/1/50	2,000	2,182,817
(SPA: State Street Bank & Trust Co.), 3.85%, 12/1/47(2)	4,500	4,500,000
Puerto Rico:
5.625%, 7/1/29	1,634	1,748,181
5.75%, 7/1/31	1,000	1,108,817
Valley Stream, NY:
2.25%, 5/15/27	215	209,746
2.375%, 5/15/28	255	245,617
		$ 27,368,982
Hospital — 2.3%
Dutchess County Local Development Corp., NY, (Health Quest System, Inc.), 4.00%, 7/1/41	$4,965	$ 4,664,486
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	505	378,836
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/42	500	523,218

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Montefiore Obligated Group): (continued)
5.25%, 11/1/43	$500	$ 519,914
5.50%, 11/1/44	500	528,168
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	1,500	1,308,310
		$ 7,922,932
Housing — 6.5%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.60%, 11/1/46	$1,000	$ 706,193
Sustainable Development Bonds, 2.85%, 11/1/39	3,930	3,215,035
Sustainable Development Bonds, 4.30%, 11/1/45	1,485	1,456,150
Sustainable Development Bonds, 4.85%, 11/1/45	1,300	1,302,009
Sustainable Development Bonds, 5.00%, 11/1/54	1,000	1,018,880
New York Housing Finance Agency:
Sustainability Bonds, 2.60%, 11/1/46	1,500	1,070,291
Sustainability Bonds, (SPA: Barclays Bank PLC), 3.85%, 11/1/64(2)	3,000	3,000,000
New York Mortgage Agency:
3.65%, 4/1/32	115	115,457
Social Bonds, 4.55%, 10/1/49	6,000	5,966,456
Social Bonds, 4.875%, 10/1/48	2,000	2,042,882
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/42	2,500	2,472,607
		$ 22,365,960
Industrial Development Revenue — 4.7%
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), (AMT), 4.00%, 5/15/32	$1,085	$ 1,109,161
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	930	880,971
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,032,129
(AMT), 5.00%, 10/1/40	4,165	4,210,344
(AMT), 6.00%, 4/1/35	1,335	1,468,243
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 3.00%, 8/1/31	2,795	2,627,913
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	3,642,897
		$ 15,971,658
Security	Principal Amount (000's omitted)	Value
Insured - Education — 2.4%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,623,267
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AG), 5.00%, 10/1/34	395	458,151
		$ 8,081,418
Insured - Electric Utilities — 1.6%
Long Island Power Authority, NY, (BAM), 5.00%, 9/1/42	$1,920	$ 2,076,499
New York Power Authority, Green Transmission Revenue:
Green Bonds, (AG), 5.00%, 11/15/48	1,000	1,041,519
Green Bonds, (AG), 5.25%, 11/15/39	1,000	1,126,599
Green Bonds, (AG), 5.25%, 11/15/40	1,000	1,122,226
		$ 5,366,843
Insured - Escrowed/Prerefunded — 3.0%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 10,127,478
		$ 10,127,478
Insured - General Obligations — 1.6%
Nassau County, NY:
(AG), 4.00%, 4/1/44	$2,000	$ 1,911,044
(AG), 4.00%, 4/1/47	1,585	1,486,477
Oswego, NY:
(BAM), 4.00%, 4/15/43	1,355	1,344,072
(BAM), 4.00%, 4/15/45	895	872,120
		$ 5,613,713
Insured - Hospital — 0.5%
New York Dormitory Authority, (Montefiore Obligated Group), (BAM), 4.00%, 9/1/50	$1,500	$ 1,330,747
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	245	256,448
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.75%, 11/1/48	250	267,746
		$ 1,854,941
Insured - Other Revenue — 0.8%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AG), 0.00%, 3/1/31	$1,690	$ 1,421,224
(AG), 4.00%, 3/1/32	1,130	1,164,899
		$ 2,586,123

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 2.7%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$3,250	$ 2,950,669
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AG), (AMT), 5.00%, 6/30/49	1,960	1,964,835
Green Bonds, (AG), (AMT), 6.00%, 6/30/43	1,900	2,107,606
New York Transportation Development Corp., (John F. Kennedy International Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	2,135	2,176,649
		$ 9,199,759
Lease Revenue/Certificates of Participation — 2.9%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$3,000	$ 3,134,965
Nassau County Industrial Development Agency, NY, (Cold Spring Harbor Laboratory), (SPA: TD Bank, N.A.), 3.70%, 1/1/34(2)	6,950	6,950,000
		$ 10,084,965
Other Revenue — 1.0%
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	$3,170	$ 3,389,592
		$ 3,389,592
Senior Living/Life Care — 1.9%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$ 4,501,666
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), Series 2020B, 5.00%, 12/1/40	2,000	2,003,241
		$ 6,504,907
Special Tax Revenue — 22.3%
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	$965	$ 882,870
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/48	3,400	3,177,244
5.00%, 11/1/33	325	374,272
5.25%, 5/1/52	3,500	3,718,903
5.50%, 11/1/45(3)	10,000	10,758,100
(SPA: TD Bank, N.A.), 3.90%, 5/1/47(2)	1,000	1,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	1,375	1,288,166
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue: (continued)
4.00%, 3/15/47	$1,395	$ 1,308,552
4.00%, 3/15/48	1,930	1,799,287
4.00%, 3/15/54	1,350	1,232,640
5.00%, 3/15/43	2,750	2,946,987
5.00%, 3/15/49	2,855	2,925,331
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	2,000	1,898,737
5.00%, 3/15/45	4,000	4,075,319
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/55	2,000	1,799,907
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	4,000	4,144,474
New York Thruway Authority, 5.00%, 3/15/47	1,500	1,574,587
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,229,693
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
4.00%, 5/15/46	1,260	1,166,860
5.25%, 5/15/52(3)	3,000	3,136,590
Series 2021A, 5.00%, 5/15/51	2,500	2,555,580
Series 2021C, 5.00%, 5/15/51	6,000	6,151,375
Green Bonds, 5.25%, 5/15/47	2,500	2,634,415
Triborough Bridge and Tunnel Authority, NY, Real Estate Transfer Tax Revenue, 5.25%, 12/1/54	2,500	2,636,525
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	1,925	1,770,700
5.00%, 5/15/48	5,000	5,177,658
		$ 76,364,772
Transportation — 19.6%
Metropolitan Transportation Authority, NY:
5.00%, 11/15/35	$2,000	$ 2,282,993
(LOC: Barclays Bank PLC), 3.85%, 11/15/50(2)	5,000	5,000,000
(LOC: Truist Bank), 3.70%, 11/1/32(2)	2,000	2,000,000
Green Bonds, 4.00%, 11/15/45	2,000	1,792,635
Green Bonds, 4.75%, 11/15/45	900	896,002
Green Bonds, 5.00%, 11/15/46	1,305	1,307,249
New York State Thruway Authority:
4.00%, 1/1/45	3,000	2,800,985
5.00%, 1/1/49	1,250	1,302,399
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,125	2,170,634

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	$1,925	$ 2,006,976
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,549,717
(AMT), 5.00%, 7/1/41	2,150	2,149,890
(AMT), 5.00%, 7/1/46	7,100	7,038,900
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/42	1,960	1,744,606
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,211,522
Port Authority of New York and New Jersey:
4.00%, 11/1/49	1,170	1,072,760
5.00%, 10/15/33	2,400	2,787,350
5.00%, 1/15/42	2,500	2,725,099
6.125%, 6/1/94	2,500	2,504,285
(AMT), 5.00%, 8/1/37	2,550	2,717,357
(AMT), 5.00%, 1/15/47	2,000	2,049,159
(AMT), 5.50%, 8/1/52	2,000	2,104,361
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	3,955	3,060,257
5.00%, 11/15/48	3,175	3,305,023
5.00%, 11/15/51	7,545	7,718,607
(LOC: Barclays Bank PLC), 3.85%, 1/1/32(2)	1,575	1,575,000
		$ 66,873,766
Water and Sewer — 7.7%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$5,260	$ 4,847,309
5.00%, 6/15/43	2,500	2,656,091
5.00%, 6/15/47	2,000	2,073,755
5.00%, 6/15/50	5,000	5,108,777
5.00%, 6/15/51	2,000	2,089,815
5.25%, 6/15/52	3,025	3,170,913
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 6/15/44(2)	2,100	2,100,000
Suffolk County Water Authority, NY, 3.25%, 6/1/42	5,000	4,343,803
		$ 26,390,463
Total Tax-Exempt Municipal Obligations (identified cost $344,046,374)		$348,056,410

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$635	$ 621,319
		$ 621,319
Special Tax Revenue — 0.6%
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	$2,000	$ 2,070,747
		$ 2,070,747
Total Taxable Municipal Obligations (identified cost $2,595,697)		$ 2,692,066
Total Investments — 102.6% (identified cost $346,642,071)		$350,748,476
Other Assets, Less Liabilities — (2.6)%		$ (8,822,419)
Net Assets — 100.0%		$341,926,057
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $8,385,353 or 2.5% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 12.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 4.7% of total investments.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
September 30, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 102.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.9%
Ohio Water Development Authority:
5.00%, 12/1/38	$1,000	$ 1,057,248
Green Bonds, 5.00%, 12/1/38	1,000	1,101,009
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,154,270
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.90%, 12/1/54(1)	3,600	3,600,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,305	1,453,457
		$ 9,365,984
Education — 15.2%
Dayton-Montgomery County Port Authority, OH, (Dayton Regional STEM Schools, Inc.):
5.00%, 12/1/32	$820	$ 881,461
5.00%, 12/1/44	1,250	1,256,699
Kent University, OH, 5.00%, 5/1/36	670	758,654
Miami University, OH, 4.00%, 9/1/45	2,000	1,878,618
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,009,525
Ohio Higher Educational Facility Commission, (Denison University):
5.00%, 11/1/48	2,250	2,313,713
5.25%, 11/1/46	1,355	1,365,972
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,236,444
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,034,051
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 2/1/38	1,200	1,287,579
5.00%, 2/1/42	500	532,951
Ohio State University:
5.00%, 12/1/29	1,060	1,171,010
5.25%, 12/1/46	2,000	2,150,719
Green Bonds, 4.00%, 12/1/43	1,455	1,397,688
Ohio University, 5.25%, 12/1/54	3,000	3,139,050
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/34	435	443,193
4.00%, 4/1/35	350	353,902
University of Cincinnati, OH:
5.00%, 6/1/47	2,000	2,014,339
5.25%, 6/1/54	4,000	4,190,903
		$ 29,416,471
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 2.1%
American Municipal Power, Inc., OH, (Combined Hydroelectric), 5.00%, 2/15/48	$1,300	$ 1,342,067
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	999,932
American Municipal Power, Inc., OH, (Meldahl Hydroelectric), Green Bonds, 4.00%, 2/15/34	1,705	1,708,058
		$ 4,050,057
Escrowed/Prerefunded — 0.0%†
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	$20	$ 20,670
		$ 20,670
General Obligations — 16.9%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$705	$ 706,582
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,101,292
Cleveland, OH, 5.00%, 12/1/51	2,000	2,065,196
Columbus, OH, 5.00%, 4/1/39	2,700	2,923,566
Cuyahoga Community College District, OH, 3.50%, 12/1/39	1,400	1,304,015
Dublin School District, OH, 4.00%, 12/1/48	770	738,650
Hilliard School District, OH:
5.00%, 12/1/36	250	286,495
5.00%, 12/1/37	425	481,999
Mayfield Heights, OH, 4.00%, 12/1/48	1,250	1,166,268
Milford Exempted Village School District, OH:
5.00%, 12/1/34	400	451,007
5.00%, 12/1/35	295	329,855
North Canton City School District, OH, 5.00%, 10/1/49	560	576,102
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,569,845
North Ridgeville City School District, OH:
4.375%, 12/1/50	2,750	2,673,647
5.00%, 12/1/47	1,300	1,325,073
Norwalk City School District, OH:
5.00%, 11/1/37	225	247,023
5.00%, 11/1/39	395	427,902
5.00%, 11/1/47	1,440	1,503,584
Puerto Rico, 5.625%, 7/1/27	1,000	1,035,354
Shaker Heights City School District, OH, 5.00%, 12/15/49	3,000	3,114,511
Summit County, OH, 5.00%, 12/1/43	1,000	1,056,777
Sylvania City School District, OH, 5.00%, 11/1/35	750	856,959
Troy City School District, OH, 5.00%, 12/1/54	1,000	1,041,909

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Upper Arlington City School District, OH, 5.75%, 12/1/40	$500	$ 502,499
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,186,924
		$ 32,673,034
Hospital — 14.8%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,167,058
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group), 4.00%, 11/15/37	390	395,273
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	967,194
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	5,150	4,618,829
Butler County, OH, (UC Health), 5.00%, 11/15/28	590	605,312
Franklin County, OH, (Nationwide Children's Hospital), (SPA: JPMorgan Chase Bank, N.A.), 3.70%, 11/1/42(1)	2,600	2,600,000
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,200,352
Franklin County, OH, (Trinity Health Credit Group):
3.00%, 12/1/46	1,000	1,000,025
4.00%, 12/1/44	2,445	2,267,155
5.00%, 12/1/46	3,000	3,013,410
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,117,360
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,025,024
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	461,101
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), (SPA: Barclays Bank PLC), 3.80%, 1/1/43(1)	600	600,000
Ohio, (Childrens Hospital Medical Center), 5.25%, 8/15/48	1,500	1,599,432
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,068,441
4.00%, 1/1/43	1,940	1,870,697
4.00%, 1/1/46	1,890	1,722,321
Prerefunded to 1/1/28, 4.00%, 1/1/43	225	232,533
Prerefunded to 1/1/29, 4.00%, 1/1/46	110	115,236
		$ 28,646,753
Housing — 3.2%
Dayton-Montgomery County Port Authority, OH, (Northcrest Gardens Apartments), Sustainability Bonds, (FNMA), 4.50%, 1/1/41	$995	$ 1,013,018
Ohio Housing Finance Agency:
3.00%, 9/1/39	375	330,836
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Ohio Housing Finance Agency: (continued)
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 9/1/44	$2,940	$ 2,930,838
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	900	913,274
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	850	902,058
		$ 6,090,024
Industrial Development Revenue — 2.9%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,631,494
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.75%, 1/1/29	1,000	1,003,268
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,691,380
Ohio, (Republic Services, Inc.), 3.20% to 12/1/25 (Put Date), 11/1/35	1,250	1,249,468
		$ 5,575,610
Insured - Electric Utilities — 6.7%
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$2,540	$ 2,379,015
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,964,819
(NPFG), 0.00%, 2/15/27	2,500	2,396,036
(NPFG), 0.00%, 2/15/28	4,750	4,414,628
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	769,363
		$ 12,923,861
Insured - General Obligations — 14.7%
Cincinnati City School District, OH, (AG), 5.25%, 12/1/29(2)	$7,500	$ 8,334,225
Green Local School District, OH, (AG), 4.625%, 11/1/47	1,020	1,023,001
Kettering City School District, OH, (AG), 5.25%, 12/1/31	4,505	4,810,058
Mason City School District, OH, (AG), 5.25%, 12/1/31	3,525	3,916,275
Springboro Community City School District, OH, (AG), 5.25%, 12/1/30	5,000	5,542,521
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,776,808
		$ 28,402,888
Insured - Hospital — 1.6%
Fayette County, OH, (AG), 5.25%, 12/1/54	$1,500	$ 1,555,703

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AG), 4.00%, 11/15/45	$1,725	$ 1,607,558
		$ 3,163,261
Insured - Special Tax Revenue — 0.5%
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AG), 4.375%, 12/1/58	$970	$ 922,981
		$ 922,981
Insured - Transportation — 1.3%
Cleveland, OH, Airport System Revenue, (AG), (AMT), 5.00%, 1/1/43	$1,000	$ 1,005,904
Ohio, (Portsmouth Gateway Group, LLC), (AG), (AMT), 5.00%, 12/31/35	1,500	1,500,418
		$ 2,506,322
Insured - Water and Sewer — 1.9%
Newark, OH, Water System Revenue, (AG), 5.00%, 12/1/39	$3,680	$ 3,717,562
		$ 3,717,562
Other Revenue — 4.5%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$2,625	$ 2,572,101
5.00%, 6/1/55	1,245	1,064,185
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/34	300	318,831
5.00%, 1/1/35	200	211,649
5.00%, 1/1/41	725	743,748
Lancaster Port Authority, OH, Gas Supply Revenue, 5.00% to 8/1/30 (Put Date), 2/1/55	2,500	2,686,223
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,085	1,085,505
		$ 8,682,242
Senior Living/Life Care — 2.2%
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	$995	$ 874,132
5.25%, 7/1/41	1,500	1,521,433
Prerefunded to 7/1/28, 4.00%, 7/1/40	5	5,343
Hamilton County, OH, (Life Enriching Communities Project), 5.50%, 1/1/43	500	517,080
Hamilton County, OH, (Life Enriching Communities):
5.50%, 1/1/38	350	375,207
5.50%, 1/1/39	575	611,902
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Hamilton County, OH, (Life Enriching Communities): (continued)
5.50%, 1/1/40	$400	$ 422,652
		$ 4,327,749
Special Tax Revenue — 1.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 201,248
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,208,665
		$ 2,409,913
Transportation — 3.7%
Cleveland, OH, Airport System Revenue, 5.00%, 1/1/31	$2,000	$ 2,226,361
Columbus Regional Airport Authority, OH, (John Glenn Columbus International Airport), 5.25%, 1/1/50	2,500	2,634,733
Ohio Turnpike and Infrastructure Commission, 4.00%, 2/15/46	2,000	1,909,442
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/33	350	386,998
		$ 7,157,534
Water and Sewer — 3.9%
Cleveland, OH, Department of Public Utilities, Division of Water, 5.00%, 1/1/49	$1,075	$ 1,131,978
Cleveland, OH, Water Pollution Control Revenue:
5.00%, 11/15/49	750	780,731
Green Bonds, 5.00%, 11/15/41	945	945,422
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,602,919
Northeast Ohio Regional Sewer District, 5.00%, 11/15/45	1,000	1,067,544
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	1,905,782
		$ 7,434,376
Total Tax-Exempt Municipal Obligations (identified cost $197,218,868)		$197,487,292

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Taxable Municipal Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.0%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$1,815	$ 1,824,609
Total Taxable Municipal Obligations (identified cost $1,799,445)		$ 1,824,609
Total Investments — 103.2% (identified cost $199,018,313)		$199,311,901
Other Assets, Less Liabilities — (3.2)%		$ (6,149,555)
Net Assets — 100.0%		$193,162,346
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $1,892,628 or 1.0% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 25.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 17.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Assets and Liabilities

	September 30, 2025
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Assets
Investments:
Identified cost	$978,857,824	$132,982,357	$346,642,071	$199,018,313
Unrealized appreciation	9,959,629	1,460,524	4,106,405	293,588
Investments, at value	$988,817,453	$134,442,881	$350,748,476	$199,311,901
Cash	$436,628	$37,186	$85,783	$229,796
Interest and dividends receivable	9,770,304	1,603,531	4,084,654	2,515,345
Receivable for investments sold	12,299,339	16,444	200,000	—
Receivable for Fund shares sold	2,282,059	151,218	87,907	136,445
Trustees' deferred compensation plan	75,908	64,651	118,222	64,330
Total assets	$1,013,681,691	$136,315,911	$355,325,042	$202,257,817
Liabilities
Payable for floating rate notes issued	$—	$3,659,928	$10,412,999	$8,457,119
Payable for investments purchased	—	—	1,909,200	—
Payable for when-issued securities	14,576,368	—	—	—
Payable for Fund shares redeemed	1,882,098	192,212	455,487	282,322
Distributions payable	562,092	137,050	127,214	39,186
Payable to affiliates:
Investment adviser fee	329,174	38,981	111,731	59,931
Distribution and service fees	42,328	12,222	30,204	13,865
Sub-transfer agency fee	2,331	2,109	5,884	2,059
Trustees' deferred compensation plan	75,908	64,651	118,222	64,330
Interest expense and fees payable	—	10,001	102,556	69,402
Accrued expenses	237,463	90,219	125,488	107,257
Total liabilities	$17,707,762	$4,207,373	$13,398,985	$9,095,471
Net Assets	$995,973,929	$132,108,538	$341,926,057	$193,162,346
Sources of Net Assets
Paid-in capital	$1,040,282,640	$144,317,286	$375,720,945	$207,976,240
Accumulated loss	(44,308,711)	(12,208,748)	(33,794,888)	(14,813,894)
Net Assets	$995,973,929	$132,108,538	$341,926,057	$193,162,346
Class A Shares
Net Assets	$155,655,691	$66,107,848	$159,739,534	$69,271,570
Shares Outstanding	15,555,727	8,510,331	17,484,677	8,442,775
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.01	$7.77	$9.14	$8.20
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.35	$8.03	$9.45	$8.48
Class C Shares
Net Assets	$12,653,183	$1,864,371	$5,221,434	$3,415,239
Shares Outstanding	1,368,481	240,055	571,233	416,520
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.25	$7.77	$9.14	$8.20

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Assets and Liabilities — continued

	September 30, 2025
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class I Shares
Net Assets	$827,665,055	$64,136,319	$176,965,089	$120,475,537
Shares Outstanding	82,660,893	8,254,982	19,373,396	14,674,579
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.01	$7.77	$9.13	$8.21
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Operations

	Year Ended September 30, 2025
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Income
Dividend income	$6,652	$—	$—	$—
Interest income	41,045,251	6,002,251	15,720,475	8,227,753
Total investment income	$41,051,903	$6,002,251	$15,720,475	$8,227,753
Expenses
Investment adviser fee	$3,972,803	$511,339	$1,391,018	$718,473
Distribution and service fees:
Class A	387,926	141,179	330,723	138,129
Class C	131,213	14,197	55,016	34,418
Trustees’ fees and expenses	62,797	9,344	22,424	12,433
Custodian fee	241,042	41,945	86,453	52,849
Transfer and dividend disbursing agent fees	230,072	44,955	139,063	70,329
Legal and accounting services	159,348	79,270	104,274	83,004
Printing and postage	20,350	7,351	13,567	9,501
Registration fees	2,602	11,963	6,782	7,518
Interest expense and fees	226,323	120,491	476,376	286,766
Miscellaneous	176,419	44,625	65,659	61,351
Total expenses	$5,610,895	$1,026,659	$2,691,355	$1,474,771
Net investment income	$35,441,008	$4,975,592	$13,029,120	$6,752,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(14,021,335)	$(2,767,096)	$(2,776,019)	$(697,035)
Net realized loss	$(14,021,335)	$(2,767,096)	$(2,776,019)	$(697,035)
Change in unrealized appreciation (depreciation):
Investments	$(15,451,134)	$(3,817,941)	$(13,283,132)	$(4,938,541)
Net change in unrealized appreciation (depreciation)	$(15,451,134)	$(3,817,941)	$(13,283,132)	$(4,938,541)
Net realized and unrealized loss	$(29,472,469)	$(6,585,037)	$(16,059,151)	$(5,635,576)
Net increase (decrease) in net assets from operations	$5,968,539	$(1,609,445)	$(3,030,031)	$1,117,406

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30, 2025
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$35,441,008	$4,975,592	$13,029,120	$6,752,982
Net realized loss	(14,021,335)	(2,767,096)	(2,776,019)	(697,035)
Net change in unrealized appreciation (depreciation)	(15,451,134)	(3,817,941)	(13,283,132)	(4,938,541)
Net increase (decrease) in net assets from operations	$5,968,539	$(1,609,445)	$(3,030,031)	$1,117,406
Distributions to shareholders:
Class A	$(5,360,279)	$(2,434,752)	$(6,078,276)	$(2,352,157)
Class C	(353,891)	(40,606)	(169,000)	(96,082)
Class I	(29,767,878)	(2,492,085)	(6,621,665)	(4,211,418)
Total distributions to shareholders	$(35,482,048)	$(4,967,443)	$(12,868,941)	$(6,659,657)
Transactions in shares of beneficial interest:
Class A	$8,298,797	$(10,264,129)	$(10,706,658)	$(3,565,236)
Class C	(1,100,966)	371,670	(1,247,165)	(517,875)
Class I	76,008,432	(17,906,164)	6,955,061	14,129,180
Net increase (decrease) in net assets from Fund share transactions	$83,206,263	$(27,798,623)	$(4,998,762)	$10,046,069
Net increase (decrease) in net assets	$53,692,754	$(34,375,511)	$(20,897,734)	$4,503,818
Net Assets
At beginning of year	$942,281,175	$166,484,049	$362,823,791	$188,658,528
At end of year	$995,973,929	$132,108,538	$341,926,057	$193,162,346

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$30,708,601	$5,277,446	$12,612,429	$6,305,855
Net realized gain (loss)	3,100,366	(919,472)	(6,767,502)	(2,130,591)
Net change in unrealized appreciation (depreciation)	44,953,624	9,755,851	35,508,430	14,023,599
Net increase in net assets from operations	$78,762,591	$14,113,825	$41,353,357	$18,198,863
Distributions to shareholders:
Class A	$(4,300,985)	$(2,637,587)	$(6,167,283)	$(2,483,187)
Class C	(416,910)	(67,151)	(209,586)	(106,559)
Class I	(25,405,471)	(2,529,754)	(6,052,909)	(3,743,742)
Total distributions to shareholders	$(30,123,366)	$(5,234,492)	$(12,429,778)	$(6,333,488)
Transactions in shares of beneficial interest:
Class A	$28,297,420	$(2,382,961)	$(14,331,106)	$(8,729,974)
Class C	(3,475,163)	(2,222,282)	(2,911,295)	(787,649)
Class I	160,028,791	14,986,052	5,924,519	(3,715,601)
Net increase (decrease) in net assets from Fund share transactions	$184,851,048	$10,380,809	$(11,317,882)	$(13,233,224)
Net increase (decrease) in net assets	$233,490,273	$19,260,142	$17,605,697	$(1,367,849)
Net Assets
At beginning of year	$708,790,902	$147,223,907	$345,218,094	$190,026,377
At end of year	$942,281,175	$166,484,049	$362,823,791	$188,658,528

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights

	California Opportunities Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.31	$9.68	$9.66	$10.99	$10.93
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.35	$0.32	$0.17	$0.14
Net realized and unrealized gain (loss)	(0.30)	0.62	0.01(2)	(1.29)	0.09
Total income (loss) from operations	$0.04	$0.97	$0.33	$(1.12)	$0.23
Less Distributions
From net investment income	$(0.34)	$(0.34)	$(0.31)	$(0.17)	$(0.14)
From net realized gain	—	—	—	(0.04)	(0.03)
Total distributions	$(0.34)	$(0.34)	$(0.31)	$(0.21)	$(0.17)
Net asset value — End of year	$10.01	$10.31	$9.68	$9.66	$10.99
Total Return(3)	0.50%	10.16%	3.37%	(10.35)%	2.06%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$155,656	$152,008	$116,041	$117,491	$145,636
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.75%	0.75%	0.75%	0.71%	0.69%
Interest and fee expense(5)	0.02%	—	—	—	—
Total expenses	0.77%	0.75%	0.75%	0.71%	0.69%
Net expenses	0.77%	0.75%	0.75%	0.71%	0.69%
Net investment income	3.45%	3.44%	3.17%	1.59%	1.23%
Portfolio Turnover	171%	173%	171%	170%	104%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	California Opportunities Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.52	$8.95	$8.93	$10.15	$10.11
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.25	$0.22	$0.08	$0.05
Net realized and unrealized gain (loss)	(0.27)	0.56	0.02(2)	(1.18)	0.07
Total income (loss) from operations	$(0.02)	$0.81	$0.24	$(1.10)	$0.12
Less Distributions
From net investment income	$(0.25)	$(0.24)	$(0.22)	$(0.08)	$(0.05)
From net realized gain	—	—	—	(0.04)	(0.03)
Total distributions	$(0.25)	$(0.24)	$(0.22)	$(0.12)	$(0.08)
Net asset value — End of year	$9.25	$9.52	$8.95	$8.93	$10.15
Total Return(3)	(0.18)%	9.20%	2.62%	(10.92)%	1.16%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,653	$14,169	$16,663	$19,575	$30,823
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.50%	1.50%	1.50%	1.46%	1.44%
Interest and fee expense(5)	0.02%	—	—	—	—
Total expenses	1.52%	1.50%	1.50%	1.46%	1.44%
Net expenses	1.52%	1.50%	1.50%	1.46%	1.44%
Net investment income	2.69%	2.70%	2.42%	0.81%	0.48%
Portfolio Turnover	171%	173%	171%	170%	104%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	California Opportunities Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.31	$9.69	$9.67	$10.99	$10.94
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.37	$0.34	$0.19	$0.16
Net realized and unrealized gain (loss)	(0.30)	0.62	0.02(2)	(1.28)	0.08
Total income (loss) from operations	$0.07	$0.99	$0.36	$(1.09)	$0.24
Less Distributions
From net investment income	$(0.37)	$(0.37)	$(0.34)	$(0.19)	$(0.16)
From net realized gain	—	—	—	(0.04)	(0.03)
Total distributions	$(0.37)	$(0.37)	$(0.34)	$(0.23)	$(0.19)
Net asset value — End of year	$10.01	$10.31	$9.69	$9.67	$10.99
Total Return(3)	0.75%	10.32%	3.63%	(10.03)%	2.22%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$827,665	$776,104	$576,087	$443,039	$572,453
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.50%	0.50%	0.50%	0.46%	0.44%
Interest and fee expense(5)	0.02%	—	—	—	—
Total expenses	0.52%	0.50%	0.50%	0.46%	0.44%
Net expenses	0.52%	0.50%	0.50%	0.46%	0.44%
Net investment income	3.70%	3.69%	3.43%	1.83%	1.47%
Portfolio Turnover	171%	173%	171%	170%	104%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	Massachusetts Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.10	$7.63	$7.65	$8.97	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.26	$0.24	$0.18	$0.17
Net realized and unrealized gain (loss)	(0.33)	0.47	(0.02)	(1.32)	(0.06)
Total income (loss) from operations	$(0.06)	$0.73	$0.22	$(1.14)	$0.11
Less Distributions
From net investment income	$(0.27)	$(0.26)	$(0.24)	$(0.18)	$(0.17)
Total distributions	$(0.27)	$(0.26)	$(0.24)	$(0.18)	$(0.17)
Net asset value — End of year	$7.77	$8.10	$7.63	$7.65	$8.97
Total Return(2)	(0.70)%	9.68%	2.75%	(12.89)%	1.23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,108	$79,640	$77,294	$73,926	$96,499
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.74%	0.72%	0.70%	0.68%	0.65%
Interest and fee expense(4)	0.09%	0.09%	0.09%	0.02%	0.01%
Total expenses	0.82%	0.81%	0.79%	0.70%	0.66%
Net expenses	0.82%	0.81%	0.79%	0.70%	0.66%
Net investment income	3.46%	3.30%	2.99%	2.09%	1.83%
Portfolio Turnover	60%	57%	39%	46%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	Massachusetts Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.10	$7.63	$7.65	$8.96	$9.04
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.20	$0.18	$0.11	$0.10
Net realized and unrealized gain (loss)	(0.33)	0.47	(0.02)	(1.31)	(0.07)
Total income (loss) from operations	$(0.12)	$0.67	$0.16	$(1.20)	$0.03
Less Distributions
From net investment income	$(0.21)	$(0.20)	$(0.18)	$(0.11)	$(0.11)
Total distributions	$(0.21)	$(0.20)	$(0.18)	$(0.11)	$(0.11)
Net asset value — End of year	$7.77	$8.10	$7.63	$7.65	$8.96
Total Return(2)	(1.44)%	8.86%	1.99%	(13.45)%	0.39%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,864	$1,544	$3,581	$4,452	$8,464
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.48%	1.47%	1.45%	1.43%	1.40%
Interest and fee expense(4)	0.09%	0.09%	0.09%	0.02%	0.01%
Total expenses	1.57%	1.56%	1.54%	1.45%	1.41%
Net expenses	1.57%	1.56%	1.54%	1.45%	1.41%
Net investment income	2.72%	2.54%	2.24%	1.31%	1.08%
Portfolio Turnover	60%	57%	39%	46%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	Massachusetts Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.10	$7.63	$7.66	$8.97	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.28	$0.25	$0.19	$0.18
Net realized and unrealized gain (loss)	(0.33)	0.47	(0.03)	(1.31)	(0.05)
Total income (loss) from operations	$(0.05)	$0.75	$0.22	$(1.12)	$0.13
Less Distributions
From net investment income	$(0.28)	$(0.28)	$(0.25)	$(0.19)	$(0.19)
Total distributions	$(0.28)	$(0.28)	$(0.25)	$(0.19)	$(0.19)
Net asset value — End of year	$7.77	$8.10	$7.63	$7.66	$8.97
Total Return(2)	(0.51)%	9.90%	2.82%	(12.60)%	1.42%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$64,136	$85,300	$66,350	$60,667	$99,684
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.53%	0.52%	0.50%	0.48%	0.45%
Interest and fee expense(4)	0.09%	0.09%	0.09%	0.02%	0.01%
Total expenses	0.62%	0.61%	0.59%	0.50%	0.46%
Net expenses	0.62%	0.61%	0.59%	0.50%	0.46%
Net investment income	3.66%	3.50%	3.19%	2.27%	2.03%
Portfolio Turnover	60%	57%	39%	46%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	New York Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.54	$8.77	$8.79	$10.40	$10.47
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.32	$0.28	$0.19	$0.16
Net realized and unrealized gain (loss)	(0.40)	0.77	(0.03)	(1.53)	0.18
Total income (loss) from operations	$(0.06)	$1.09	$0.25	$(1.34)	$0.34
Less Distributions
From net investment income	$(0.34)	$(0.32)	$(0.27)	$(0.19)	$(0.16)
From net realized gain	—	—	—	(0.08)	(0.25)
Total distributions	$(0.34)	$(0.32)	$(0.27)	$(0.27)	$(0.41)
Net asset value — End of year	$9.14	$9.54	$8.77	$8.79	$10.40
Total Return(2)	(0.61)%	12.57%	2.77%	(13.09)%	3.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$159,740	$178,093	$177,164	$184,700	$250,441
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.73%	0.72%	0.71%	0.68%	0.65%
Interest and fee expense(4)	0.14%	0.17%	0.13%	0.00%(5)	—
Total expenses	0.87%	0.89%	0.84%	0.68%	0.65%
Net expenses	0.87%	0.89%	0.84%	0.68%	0.65%
Net investment income	3.72%	3.48%	3.00%	1.96%	1.55%
Portfolio Turnover	70%	67%	54%	59%	63%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	New York Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.55	$8.77	$8.80	$10.40	$10.47
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.25	$0.21	$0.12	$0.09
Net realized and unrealized gain (loss)	(0.41)	0.78	(0.04)	(1.52)	0.17
Total income (loss) from operations	$(0.14)	$1.03	$0.17	$(1.40)	$0.26
Less Distributions
From net investment income	$(0.27)	$(0.25)	$(0.20)	$(0.12)	$(0.08)
From net realized gain	—	—	—	(0.08)	(0.25)
Total distributions	$(0.27)	$(0.25)	$(0.20)	$(0.20)	$(0.33)
Net asset value — End of year	$9.14	$9.55	$8.77	$8.80	$10.40
Total Return(2)	(1.45)%	11.84%	1.89%	(13.65)%	2.53%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,221	$6,756	$8,975	$12,833	$22,375
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.49%	1.48%	1.46%	1.43%	1.40%
Interest and fee expense(4)	0.14%	0.17%	0.13%	0.00%(5)	—
Total expenses	1.63%	1.65%	1.59%	1.43%	1.40%
Net expenses	1.63%	1.65%	1.59%	1.43%	1.40%
Net investment income	2.97%	2.73%	2.24%	1.19%	0.81%
Portfolio Turnover	70%	67%	54%	59%	63%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	New York Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.54	$8.77	$8.79	$10.39	$10.47
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.34	$0.29	$0.21	$0.18
Net realized and unrealized gain (loss)	(0.42)	0.77	(0.02)	(1.52)	0.17
Total income (loss) from operations	$(0.06)	$1.11	$0.27	$(1.31)	$0.35
Less Distributions
From net investment income	$(0.35)	$(0.34)	$(0.29)	$(0.21)	$(0.18)
From net realized gain	—	—	—	(0.08)	(0.25)
Total distributions	$(0.35)	$(0.34)	$(0.29)	$(0.29)	$(0.43)
Net asset value — End of year	$9.13	$9.54	$8.77	$8.79	$10.39
Total Return(2)	(0.52)%	12.79%	2.98%	(12.83)%	3.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$176,965	$177,975	$159,079	$146,582	$191,239
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.53%	0.52%	0.51%	0.48%	0.45%
Interest and fee expense(4)	0.14%	0.17%	0.13%	0.00%(5)	—
Total expenses	0.67%	0.69%	0.64%	0.48%	0.45%
Net expenses	0.67%	0.69%	0.64%	0.48%	0.45%
Net investment income	3.93%	3.68%	3.20%	2.16%	1.74%
Portfolio Turnover	70%	67%	54%	59%	63%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	Ohio Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.45	$7.93	$8.02	$9.26	$9.32
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.27	$0.24	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.25)	0.52	(0.09)	(1.24)	(0.06)
Total income (loss) from operations	$0.03	$0.79	$0.15	$(1.01)	$0.18
Less Distributions
From net investment income	$(0.28)	$(0.27)	$(0.24)	$(0.23)	$(0.24)
Total distributions	$(0.28)	$(0.27)	$(0.24)	$(0.23)	$(0.24)
Net asset value — End of year	$8.20	$8.45	$7.93	$8.02	$9.26
Total Return(2)	0.40%	10.05%	1.81%	(11.06)%	1.95%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$69,272	$74,900	$78,705	$89,734	$111,629
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.74%	0.73%	0.70%	0.70%	0.68%
Interest and fee expense(4)	0.15%	0.18%	0.16%	0.05%	0.03%
Total expenses	0.89%	0.91%	0.86%	0.75%	0.71%
Net expenses	0.89%	0.91%	0.86%	0.75%	0.71%
Net investment income	3.46%	3.21%	2.95%	2.66%	2.60%
Portfolio Turnover	38%	40%	28%	17%	3%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	Ohio Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.44	$7.93	$8.01	$9.26	$9.32
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.20	$0.18	$0.17	$0.17
Net realized and unrealized gain (loss)	(0.24)	0.52	(0.08)	(1.25)	(0.06)
Total income (loss) from operations	$(0.02)	$0.72	$0.10	$(1.08)	$0.11
Less Distributions
From net investment income	$(0.22)	$(0.21)	$(0.18)	$(0.17)	$(0.17)
Total distributions	$(0.22)	$(0.21)	$(0.18)	$(0.17)	$(0.17)
Net asset value — End of year	$8.20	$8.44	$7.93	$8.01	$9.26
Total Return(2)	(0.23)%	9.10%	1.17%	(11.84)%	1.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,415	$4,050	$4,561	$6,697	$11,078
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.49%	1.48%	1.46%	1.45%	1.43%
Interest and fee expense(4)	0.15%	0.18%	0.16%	0.05%	0.03%
Total expenses	1.64%	1.66%	1.62%	1.50%	1.46%
Net expenses	1.64%	1.66%	1.62%	1.50%	1.46%
Net investment income	2.70%	2.46%	2.19%	1.90%	1.85%
Portfolio Turnover	38%	40%	28%	17%	3%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	Ohio Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.45	$7.94	$8.02	$9.27	$9.33
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.28	$0.26	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.24)	0.51	(0.08)	(1.25)	(0.06)
Total income (loss) from operations	$0.06	$0.79	$0.18	$(1.00)	$0.20
Less Distributions
From net investment income	$(0.30)	$(0.28)	$(0.26)	$(0.25)	$(0.26)
Total distributions	$(0.30)	$(0.28)	$(0.26)	$(0.25)	$(0.26)
Net asset value — End of year	$8.21	$8.45	$7.94	$8.02	$9.27
Total Return(2)	0.72%	10.13%	2.14%	(10.98)%	2.16%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$120,476	$109,709	$106,759	$93,156	$73,812
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.54%	0.53%	0.50%	0.50%	0.48%
Interest and fee expense(4)	0.15%	0.18%	0.16%	0.05%	0.03%
Total expenses	0.69%	0.71%	0.66%	0.55%	0.51%
Net expenses	0.69%	0.71%	0.66%	0.55%	0.51%
Net investment income	3.66%	3.41%	3.15%	2.87%	2.80%
Portfolio Turnover	38%	40%	28%	17%	3%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds' prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at September 30, 2025. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2025, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Massachusetts Fund	New York Fund	Ohio Fund
Floating Rate Notes Outstanding	$3,659,928	$10,412,999	$ 8,457,119
Interest Rate or Range of Interest Rates (%)	2.98	2.92 - 2.98	3.04 - 3.07
Collateral for Floating Rate Notes Outstanding	$6,294,070	$13,894,690	$12,953,054
For the year ended September 30, 2025, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Average Floating Rate Notes Outstanding	$7,495,890	$ 3,640,000	$14,143,562	$8,435,000
Average Interest Rate	3.02%	3.31%	3.37%	3.40%

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2025.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30, 2025
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Tax-exempt income	$30,742,704	$4,876,791	$12,598,833	$6,585,439
Ordinary income	$4,739,344	$90,652	$270,108	$74,218

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

	Year Ended September 30, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Tax-exempt income	$25,063,799	$5,177,628	$11,990,413	$6,202,125
Ordinary income	$5,059,567	$56,864	$439,365	$131,363
These reclassifications had no effect on the net assets or net asset value per share of the Funds.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Undistributed tax-exempt income	$ 553,695	$ 136,730	$ 55,150	$ 3,141
Deferred capital losses	(54,502,835)	(13,839,718)	(37,618,018)	(15,646,158)
Net unrealized appreciation	10,202,521	1,631,290	3,895,194	868,309
Distributions payable	(562,092)	(137,050)	(127,214)	(39,186)
Accumulated loss	$(44,308,711)	$(12,208,748)	$(33,794,888)	$(14,813,894)
At September 30, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Deferred capital losses:
Short-term	$38,757,299	$4,836,325	$14,235,296	$7,504,455
Long-term	$15,745,536	$9,003,393	$23,382,722	$8,141,703
The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Aggregate cost	$978,614,932	$129,151,663	$336,440,283	$189,986,473
Gross unrealized appreciation	$17,127,106	$3,682,231	$7,091,614	$3,900,522
Gross unrealized depreciation	(6,924,585)	(2,050,941)	(3,196,420)	(3,032,213)
Net unrealized appreciation	$10,202,521	$1,631,290	$3,895,194	$868,309

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
California Opportunities Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
Massachusetts Fund, New York Fund and Ohio Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended September 30, 2025, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Adviser Fee	$3,972,803	$511,339	$1,391,018	$718,473
Effective Annual Rate	0.41%	0.36%	0.41%	0.38%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended September 30, 2025 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
EVM's Sub-Transfer Agent Fees	$9,471	$8,484	$24,500	$8,457
EVD's Class A Sales Charges	$9,271	$3,005	$6,879	$14,896
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$9,641	$3,325	$1,810	$ —
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2025 for Class A shares amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A Distribution and Service Fees	$387,926	$141,179	$330,723	$138,129
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2025, the Funds paid or accrued to EVD the following distribution fees:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Distribution Fees	$98,410	$11,208	$43,434	$27,172
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2025 amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Service Fees	$32,803	$2,989	$11,582	$7,246
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A	$1,789	$ —	$749	$217
Class C	$2,490	$ —(1)	$130	$594
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended September 30, 2025 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Purchases	$1,723,709,019	$85,727,209	$248,760,060	$83,942,219
Sales	$1,690,142,125	$110,817,949	$266,452,914	$74,588,051

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
California Opportunities Fund
	Year Ended September 30, 2025			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	4,215,138	$ 42,328,686	5,202,953	$ 52,722,344
Issued to shareholders electing to receive payments of distributions in Fund shares	424,790	4,237,742	349,084	3,523,217
Redemptions	(3,832,130)	(38,267,631)	(2,789,525)	(27,948,141)
Net increase	807,798	$ 8,298,797	2,762,512	$ 28,297,420
Class C
Sales	267,907	$ 2,467,655	295,656	$ 2,764,543
Issued to shareholders electing to receive payments of distributions in Fund shares	37,425	345,101	43,260	402,945
Redemptions	(424,538)	(3,913,722)	(713,777)	(6,642,651)
Net decrease	(119,206)	$ (1,100,966)	(374,861)	$ (3,475,163)
Class I
Sales	43,209,136	$430,313,665	42,003,134	$423,104,978
Issued to shareholders electing to receive payments of distributions in Fund shares	2,395,705	23,907,066	2,050,589	20,718,440
Redemptions	(38,192,838)	(378,212,299)	(28,267,847)	(283,794,627)
Net increase	7,412,003	$ 76,008,432	15,785,876	$160,028,791
Massachusetts Fund
	Year Ended September 30, 2025			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	542,599	$ 4,250,133	1,475,715	$11,682,258
Issued to shareholders electing to receive payments of distributions in Fund shares	245,851	1,909,730	268,535	2,137,461
Redemptions	(2,112,928)	(16,423,992)	(2,042,173)	(16,202,680)
Net decrease	(1,324,478)	$(10,264,129)	(297,923)	$(2,382,961)

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

Massachusetts Fund (continued)
	Year Ended September 30, 2025			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	81,594	$ 622,055	33,995	$ 271,306
Issued to shareholders electing to receive payments of distributions in Fund shares	4,721	36,610	7,982	63,397
Redemptions	(36,964)	(286,995)	(320,772)	(2,556,985)
Net increase (decrease)	49,351	$ 371,670	(278,795)	$(2,222,282)
Class I
Sales	3,563,192	$27,723,295	5,054,098	$40,375,494
Issued to shareholders electing to receive payments of distributions in Fund shares	185,963	1,445,057	198,970	1,583,141
Redemptions	(6,025,906)	(47,074,516)	(3,417,540)	(26,972,583)
Net increase (decrease)	(2,276,751)	$(17,906,164)	1,835,528	$14,986,052
New York Fund
	Year Ended September 30, 2025			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,660,406	$15,205,280	1,748,056	$16,203,268
Issued to shareholders electing to receive payments of distributions in Fund shares	588,374	5,370,335	576,288	5,377,817
Redemptions	(3,428,128)	(31,282,273)	(3,867,688)	(35,912,191)
Net decrease	(1,179,348)	$(10,706,658)	(1,543,344)	$(14,331,106)
Class C
Sales	61,236	$ 554,592	89,650	$ 838,432
Issued to shareholders electing to receive payments of distributions in Fund shares	16,589	151,625	19,993	186,462
Redemptions	(214,279)	(1,953,382)	(425,152)	(3,936,189)
Net decrease	(136,454)	$(1,247,165)	(315,509)	$(2,911,295)
Class I
Sales	7,471,722	$68,009,228	5,568,039	$51,890,144
Issued to shareholders electing to receive payments of distributions in Fund shares	630,951	5,758,176	565,083	5,274,504
Redemptions	(7,384,562)	(66,812,343)	(5,625,999)	(51,240,129)
Net increase	718,111	$ 6,955,061	507,123	$ 5,924,519

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

Ohio Fund
	Year Ended September 30, 2025			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	976,374	$ 7,920,929	587,517	$ 4,834,411
Issued to shareholders electing to receive payments of distributions in Fund shares	257,661	2,107,054	268,850	2,230,957
Redemptions	(1,660,027)	(13,593,219)	(1,910,930)	(15,795,342)
Net decrease	(425,992)	$(3,565,236)	(1,054,563)	$(8,729,974)
Class C
Sales	102,126	$ 833,314	60,726	$ 506,581
Issued to shareholders electing to receive payments of distributions in Fund shares	10,862	88,785	11,952	99,080
Redemptions	(176,314)	(1,439,974)	(168,287)	(1,393,310)
Net decrease	(63,326)	$ (517,875)	(95,609)	$ (787,649)
Class I
Sales	6,391,056	$52,243,891	3,679,988	$30,350,482
Issued to shareholders electing to receive payments of distributions in Fund shares	491,715	4,020,948	428,499	3,558,723
Redemptions	(5,190,902)	(42,135,659)	(4,578,219)	(37,624,806)
Net increase (decrease)	1,691,869	$14,129,180	(469,732)	$(3,715,601)
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2025.
Effective October 21, 2025, the Funds renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

At September 30, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,990,579	$ —	$ —	$ 1,990,579
Corporate Bonds	—	2,249,311	—	2,249,311
Tax-Exempt Municipal Obligations	—	859,862,530	—	859,862,530
Taxable Municipal Obligations	—	102,748,281	—	102,748,281
Short-Term Investments	—	21,966,752	—	21,966,752
Total Investments	$1,990,579	$986,826,874	$ —	$988,817,453
Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$134,310,970	$ —	$134,310,970
Taxable Municipal Obligations	—	131,911	—	131,911
Total Investments	$ —	$134,442,881	$ —	$134,442,881
New York Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$348,056,410	$ —	$348,056,410
Taxable Municipal Obligations	—	2,692,066	—	2,692,066
Total Investments	$ —	$350,748,476	$ —	$350,748,476
Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$197,487,292	$ —	$197,487,292
Taxable Municipal Obligations	—	1,824,609	—	1,824,609
Total Investments	$ —	$199,311,901	$ —	$199,311,901

Eaton Vance
Municipal Income Funds
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”), certain of the funds constituting Eaton Vance Municipals Trust, including the portfolios of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended September 30, 2025, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
California Municipal Opportunities Fund	86.64%
Massachusetts Municipal Income Fund	98.18%
New York Municipal Income Fund	97.90%
Ohio Municipal Income Fund	98.89%

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
•  Eaton Vance California Municipal Opportunities Fund
•  Eaton Vance Massachusetts Municipal Income Fund
•  Eaton Vance New York Municipal Income Fund
•  Eaton Vance Ohio Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and, for each Fund other than Eaton Vance California Municipal Opportunities Fund, assessed such Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval — continued

In this regard, the Board noted each Fund’s performance relative to its peer group, primary performance benchmark index and secondary benchmark index for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peer Group	Primary Performance Index	Secondary Index
Eaton Vance California Municipal Opportunities Fund	Higher	Higher	Higher
Eaton Vance Massachusetts Municipal Income Fund	Lower	Lower	Lower
Eaton Vance New York Municipal Income Fund	Higher	Higher	Higher
Eaton Vance Ohio Municipal Income Fund	Consistent	Lower	Higher
With respect to Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund, the Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to Eaton Vance Massachusetts Municipal Income Fund, on the basis of the foregoing, the Board considered other relevant information provided by the Adviser in response to requests from the Contract Review Committee, including the strong income return of the Fund, and determined to continue to monitor the performance of the Fund. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. With respect to Eaton Vance California Municipal Opportunities Fund and Eaton Vance New York Municipal Income Fund, the Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding each Fund’s total expense ratio relative to comparable funds. With respect to each other Fund, the Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

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MUNI4-NCSR    9.30.25

Eaton Vance
Municipal Income Funds
Annual Financial Statements and
Additional Information
September 30, 2025

AMT-Free    •     National

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
Municipal Income Funds
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 102.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.7%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 91,972
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	21,201
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,384,541
4.00%, 4/1/44	1,500	1,418,619
University of Delaware, (SPA: TD Bank, N.A.), 3.90%, 11/1/35(1)	100	100,000
		$ 3,016,333
Electric Utilities — 3.5%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 988,832
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	2,370	2,483,046
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 2/1/50	1,000	1,068,898
South Carolina Public Service Authority:
5.00%, 12/1/41	1,000	1,066,107
5.50%, 12/1/54	545	579,927
		$ 6,186,810
Escrowed/Prerefunded — 3.4%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,242,530
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	2,500	2,706,135
		$ 5,948,665
General Obligations — 18.7%
Belmont-Redwood Shores School District, CA, (Election of 2024), 5.00%, 8/1/45	$275	$ 299,163
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	1,110	983,032
3.25%, 8/1/44	1,000	856,716
Chicago Board of Education, IL:
5.00%, 12/1/42	390	368,307
5.00%, 12/1/44	2,000	1,845,129
Chicago, IL:
5.00%, 1/1/39	1,400	1,404,562
5.00%, 1/1/43	1,000	970,403
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Falls Church, VA, 3.00%, 7/15/42	$1,445	$ 1,223,090
Foothill-De Anza Community College District, CA, (Election of 2020), 5.00%, 8/1/43	1,460	1,605,644
Houston, TX, 4.125%, 3/1/51	1,510	1,406,523
Illinois:
4.00%, 11/1/40	1,000	933,341
5.50%, 5/1/39	205	217,685
5.50%, 3/1/42	2,300	2,450,028
5.75%, 5/1/45	210	220,248
Lubbock Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/50	2,285	2,434,657
Mt. San Antonio Community College District, CA, (Election of 2024), 5.25%, 8/1/55	1,605	1,737,738
New York, NY:
4.00%, 9/1/46	1,995	1,841,065
4.00%, 4/1/50	1,775	1,607,491
5.00%, 8/1/53	1,000	1,038,138
Northshore School District No. 417, WA, 5.00%, 12/1/43(2)	1,500	1,607,176
Northside Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/50	1,500	1,567,339
5.00%, 8/15/50	1,000	1,044,709
Philadelphia, PA, 5.25%, 8/1/43	500	543,189
Rio Hondo Community College District, CA, (Election of 2024), 5.00%, 8/1/44	1,190	1,287,986
Sherman Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53	3,000	3,107,120
		$ 32,600,479
Hospital — 8.3%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$2,500	$ 2,509,279
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,002,117
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,024,717
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,370	3,422,708
5.00%, 6/1/37	110	111,291
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	500	466,863
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,110	1,081,260

1
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	$1,440	$ 1,328,548
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care), 5.00%, 8/15/42	1,500	1,580,488
		$ 14,527,271
Housing — 5.3%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,124,904
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	1,450	1,467,924
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,460	2,505,557
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.15%, 10/1/45	2,000	2,034,282
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	505,378
5.00%, 7/1/42	1,250	1,252,202
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 9,175,247
Insured - Education — 0.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,250	$ 1,362,629
		$ 1,362,629
Insured - Electric Utilities — 1.5%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,576,950
		$ 2,576,950
Insured - General Obligations — 1.2%
Rhode Island Health and Educational Building Corp., (AG), 5.25%, 5/15/46	$2,000	$ 2,121,310
		$ 2,121,310
Insured - Hospital — 1.2%
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	$2,000	$ 2,093,451
		$ 2,093,451
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 4.2%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AG), 0.00%, 9/1/31	$8,680	$ 7,339,536
		$ 7,339,536
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AG), 4.00%, 2/15/47	$1,155	$ 1,077,522
		$ 1,077,522
Insured - Special Tax Revenue — 9.1%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,872,405
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,230,330
(NPFG), 5.50%, 1/1/30	2,565	2,875,746
		$ 15,978,481
Insured - Transportation — 8.7%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,559,578
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	11,000	11,652,170
		$ 15,211,748
Lease Revenue/Certificates of Participation — 4.8%
Michigan Building Authority:
5.00%, 4/15/41	$2,000	$ 2,163,712
5.00%, 4/15/42	1,000	1,072,781
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	1,000	1,017,532
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,188,569
		$ 8,442,594
Other Revenue — 7.5%
Black Belt Energy Gas District, AL:
5.00%, 10/1/35	$1,070	$ 1,118,335
5.00% to 5/1/35 (Put Date), 12/1/55	1,350	1,456,103
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,600	1,367,627
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	798,620
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	350	370,847
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,800,753

2
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	$1,200	$ 468,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,607,678
Southeast Energy Authority, AL:
5.00% to 6/1/35 (Put Date), 1/1/56	100	105,654
5.25% to 11/1/35 (Put Date), 11/1/55	2,000	2,222,671
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	1,665	1,802,161
		$ 13,118,449
Senior Living/Life Care — 3.7%
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	$1,180	$ 955,502
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(4)	360	357,835
5.75%, 7/1/54(4)	775	764,140
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	994,818
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,672,047
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(4)	1,730	1,748,262
		$ 6,492,604
Special Tax Revenue — 8.7%
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	$5,000	$ 4,257,434
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/45	1,380	1,298,258
5.50%, 11/1/45(5)	2,000	2,151,620
5.50%, 5/1/50	1,500	1,638,340
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,131,963
5.00%, 7/1/58	2,817	2,722,893
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,065,075
		$ 15,265,583
Transportation — 5.6%
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	$2,000	$ 2,083,889
Metropolitan Transportation Authority, NY:
5.25%, 11/15/45	1,000	1,059,264
Green Bonds, 4.75%, 11/15/45	225	224,000
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,052,619
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	$2,400	$ 2,230,844
Port Authority of New York and New Jersey, 5.00%, 1/15/41	1,000	1,097,093
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,495,695
Texas Transportation Commission, 0.00%, 8/1/40	1,000	499,329
		$ 9,742,733
Water and Sewer — 3.5%
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.25%, 7/1/48	$500	$ 538,534
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue, 5.00%, 7/1/50	1,500	1,569,186
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	2,000	1,843,083
5.25%, 6/15/52(5)	1,000	1,048,240
South Jordan, UT, Water Revenue, 5.00%, 11/1/42(2)	1,000	1,078,892
		$ 6,077,935
Total Tax-Exempt Municipal Obligations (identified cost $174,248,427)		$ 178,356,330
Total Investments — 102.0% (identified cost $174,248,427)		$ 178,356,330
Other Assets, Less Liabilities — (2.0)%		$ (3,488,629)
Net Assets — 100.0%		$ 174,867,701
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(2)	When-issued security.
(3)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $2,870,237 or 1.6% of the Fund's net assets.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

3
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

At September 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	11.5%
California	11.5%
Texas	11.3%
Others, representing less than 10% individually	67.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 26.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 13.2% to 17.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
4
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
UPMC, 1.803%, 4/15/26	$7,300	$ 7,183,421
Total Corporate Bonds (identified cost $6,638,328)		$ 7,183,421

Tax-Exempt Municipal Obligations — 98.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.9%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$9,360	$ 9,689,242
Green Bonds, 5.25%, 9/15/52	10,000	10,466,752
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.90%, 12/1/54(1)	39,625	39,625,000
Oklahoma Water Resources Board, 4.00%, 10/1/54	1,320	1,190,359
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	8,300	9,244,212
Texas Water Development Board, 4.00%, 10/15/49	6,950	6,309,766
		$ 76,525,331
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 4.3%
California Educational Facilities Authority, (University of Southern California)), 5.00%, 10/1/55	$16,625	$ 17,475,470
Clemson University, SC:
4.00%, 5/1/40	6,185	6,113,746
4.00%, 5/1/41	7,815	7,615,589
Colorado State University, 5.25%, 3/1/50	1,240	1,307,838
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	38,161
Louisiana Public Facilities Authority, (Acadiana Renaissance Charter Academy), 6.15%, 6/15/55(3)	7,000	7,088,406
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 11/15/35 (Put Date), 5/15/55	6,805	7,907,549
Security	Principal Amount (000's omitted)	Value
Education (continued)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University), 5.00%, 10/1/49	$1,365	$ 1,435,833
Missouri Health and Educational Facilities Authority, (St. Louis University), (LOC: Barclays Bank PLC), 3.65%, 10/1/35(1)	5,965	5,965,000
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	3,205	2,913,679
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	9,060	9,200,783
Ohio State University, 5.25%, 12/1/46	14,315	15,393,771
Oregon State University:
4.00%, 4/1/44	4,465	4,316,020
5.00%, 4/1/45	6,580	7,061,531
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,235	4,742,593
Private Colleges and Universities Authority, GA, (Emory University):
5.25%, 9/1/42	2,770	3,051,598
5.25%, 9/1/43	2,150	2,352,389
Texas Tech University System, 4.00%, 2/15/44	11,525	10,883,933
University of Alabama:
4.00%, 7/1/43	4,250	4,020,256
4.00%, 7/1/44	6,290	5,897,788
University of Arkansas:
5.00%, 11/1/44	2,925	3,082,181
5.00%, 12/1/45	1,505	1,553,077
University of Cincinnati, OH:
5.25%, 6/1/46	2,500	2,652,303
5.25%, 6/1/47	3,500	3,713,653
University of Massachusetts Building Authority, 5.00%, 11/1/50	6,000	6,215,234
University of Oregon:
5.00%, 4/1/48	9,715	9,832,936
5.00%, 4/1/50	9,385	9,538,295
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	3,170	2,800,299
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	13,000	11,884,318
		$ 176,054,229
Electric Utilities — 3.5%
Energy Northwest, WA:
5.00%, 7/1/40	$3,000	$ 3,314,355
5.00%, 7/1/41	2,945	3,220,067
5.00%, 7/1/42	2,720	2,938,174
5.00%, 7/1/43	2,300	2,463,792

5
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$12,180	$ 12,188,246
5.00%, 3/1/46	4,630	4,837,709
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 3.70%, 10/1/42(1)	10,955	10,955,000
Indiana Municipal Power Agency, (LOC: Truist Bank), 3.88%, 1/1/42(1)	10,170	10,170,000
Long Island Power Authority, NY, Electric System Revenue:
5.00%, 9/1/37	5,000	5,665,039
5.00%, 9/1/49	5,000	5,201,351
Omaha Public Power District, NE:
4.00%, 2/1/49	3,870	3,583,739
5.00%, 2/1/47	10,000	10,321,915
5.25%, 2/1/48	10,000	10,574,139
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/47	8,675	9,078,221
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	15,725	16,624,456
Snohomish County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 12/1/40	8,205	9,087,817
5.25%, 12/1/46	1,750	1,890,609
5.25%, 12/1/47	4,905	5,285,979
South Carolina Public Service Authority:
4.00%, 12/1/52	7,595	6,613,070
5.00%, 12/1/45	2,250	2,334,720
5.25%, 12/1/49	3,500	3,658,081
5.50%, 12/1/54	6,230	6,629,260
		$ 146,635,739
Escrowed/Prerefunded — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	$8,460	$ 9,143,936
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,375,218
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	20,500	22,190,303
		$ 45,709,457
General Obligations — 24.4%
Antelope Valley Union High School District, CA, (Election of 2024), 5.00%, 8/1/50	$13,610	$ 14,468,403
Arapahoe County School District No. 5 Cherry Creek, CO, 5.25%, 12/15/41	5,000	5,574,221
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Austin Independent School District, TX, (PSF Guaranteed), 5.25%, 8/1/50	$5,000	$ 5,348,614
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	5,525	5,147,873
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	6,895	6,370,417
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	12,820	13,277,637
Belmont-Redwood Shores School District, CA, (Election of 2024), 5.00%, 8/1/50	5,200	5,527,972
Bend, OR, 5.00%, 6/1/50	4,430	4,662,385
Berkeley Unified School District, CA, (Election of 2020):
5.00%, 8/1/42	4,195	4,612,673
5.00%, 8/1/43	4,785	5,225,328
Bethel Park School District, PA, 5.25%, 8/1/42	5,155	5,571,041
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/44	15,000	12,850,747
Bishop Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	2,710	2,829,156
Boston, MA, 5.00%, 2/1/43	10,835	11,635,665
Bullard Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	4,450	4,602,041
California, 5.00%, 11/1/42	25,000	26,834,542
Carlsbad Unified School District, CA, (Election of 2018), 4.00%, 8/1/50	4,720	4,416,381
Central Dauphin School District, PA, 5.00%, 2/1/46	1,015	1,069,321
Cherry Hill Township School District, NJ, 4.00%, 8/1/40	4,305	4,325,604
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,164,018
5.00%, 12/1/42	23,400	22,098,408
5.00%, 12/1/44	20,515	18,926,411
5.875%, 12/1/47	6,500	6,542,260
Chicago, IL:
5.00%, 1/1/44	12,350	11,647,822
5.25%, 1/1/38	6,750	6,883,726
5.25%, 1/1/45	4,750	4,681,360
5.50%, 1/1/39	5,000	5,122,168
5.50%, 1/1/49	9,805	9,702,057
6.00%, 1/1/43	2,010	2,150,704
Chico Unified School District, CA, (Election of 2012), 5.00%, 8/1/39	50	56,436
Chico Unified School District, CA, (Election of 2024):
5.00%, 8/1/42	1,000	1,095,746
5.00%, 8/1/43	1,140	1,239,503
Clackamas Community College District, OR:
5.00%, 6/15/40	55	60,789
5.00%, 6/15/42	1,500	1,621,124

6
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Clackamas Community College District, OR: (continued)
5.00%, 6/15/45	$1,440	$ 1,531,645
Collin County Community College District, TX:
4.00%, 8/15/44	12,545	11,949,927
4.125%, 8/15/45	13,045	12,557,944
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,266,940
5.00%, 2/15/44	4,850	5,086,217
Denton County, TX, 4.00%, 7/15/49	10,000	9,422,240
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/48	13,150	13,677,453
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	15,000	13,970,896
District of Columbia, 5.25%, 1/1/48	9,710	10,250,980
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/42	2,000	2,148,581
5.00%, 8/15/43	1,250	1,330,542
Ector County Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/41	2,215	2,436,439
5.25%, 8/15/42	3,125	3,411,224
5.25%, 8/15/43	2,855	3,095,969
5.25%, 8/15/44	3,175	3,417,168
Fairfax County, VA, 4.00%, 10/1/43	715	709,948
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	10,675	10,222,046
Forney Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/50(4)	10,000	10,476,300
Frederick County, MD, 4.00%, 4/1/45	4,045	3,967,493
Freehold Township Board Of Education, NJ, 4.00%, 8/15/42	5,910	5,835,900
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/51	24,870	22,982,350
Fulshear, TX, 4.00%, 4/15/51	7,485	6,914,287
Grand Rapids, MI, 5.00%, 4/1/50	13,515	14,075,840
Gregory-Portland Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/44	2,245	2,360,289
5.00%, 2/15/45	1,930	2,023,169
5.25%, 2/15/46	3,150	3,371,116
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	8,599,937
Harford County, MD, 4.00%, 10/1/44	1,530	1,510,088
Harris County Flood Control District, TX, Sustainability Bonds, 4.00%, 9/15/48	9,000	8,441,233
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/45	$6,500	$ 7,016,524
Highline School District No. 401, WA, 5.00%, 12/1/43	8,315	8,909,927
Houston, TX, 4.125%, 3/1/51	8,845	8,238,870
Howell Public Schools, MI:
5.00%, 5/1/42	5,500	5,836,100
5.00%, 5/1/44	6,800	7,121,798
5.00%, 5/1/45	2,700	2,811,691
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	10,250	10,611,734
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/48	1,215	1,268,521
Illinois:
4.25%, 5/1/46	15,915	14,582,926
5.00%, 2/1/29	15,000	15,437,487
5.50%, 5/1/39	870	923,834
5.50%, 3/1/42	11,700	12,463,189
5.75%, 5/1/45	890	933,432
Kentfield School District, CA, (Election of 2024), 4.125%, 8/1/51	1,170	1,118,735
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/40	4,000	4,395,779
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	5,745	5,306,778
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/50	9,000	9,807,828
Massachusetts:
3.00%, 4/1/49	10,000	7,470,954
5.00%, 11/1/43	10,105	10,805,783
5.00%, 5/1/48	10,000	10,439,141
5.00%, 5/1/49	7,000	7,328,586
Maui County, HI, 5.00%, 9/1/42	4,650	5,024,365
Melissa Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	2,800	2,605,615
Mesquite Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/46	10,000	10,609,963
Mida Cormont Public Infrastructure District, UT, 6.25%, 6/1/55(3)	2,700	2,816,174
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	2,390	2,438,007
Mobile, AL, 5.00%, 2/15/41	14,410	15,700,864
Montgomery County, MD:
2.00%, 8/1/39	4,000	3,003,917
(SPA: U.S. Bank, N.A.), 3.55%, 11/1/37(1)	50,000	50,000,000
Mt. San Antonio Community College District, CA, (Election of 2024), 5.25%, 8/1/55	6,430	6,961,778
Nassau County, NY, 5.00%, 4/1/49(4)	10,000	10,447,100

7
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY:
4.00%, 9/1/46	$9,980	$ 9,209,941
5.00%, 9/1/48	5,000	5,191,344
5.25%, 5/1/42	3,335	3,558,619
5.25%, 4/1/47	10,000	10,605,988
5.25%, 10/1/47	5,000	5,257,312
5.25%, 2/1/50	14,405	15,314,581
(LOC: U.S. Bank, N.A.), 3.50%, 4/1/38(1)	10,000	10,000,000
(SPA: Barclays Bank PLC), 3.85%, 6/1/44(1)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 8/1/44(1)	10,000	10,000,000
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/36	4,000	4,515,548
Northshore School District No. 417, WA, 5.00%, 12/1/44(5)	2,000	2,127,517
Norwood, MA, 4.00%, 9/15/47	10,755	10,228,552
Oregon, 5.25%, 6/1/44	1,350	1,485,335
Oregon City School District No. 62, OR:
5.00%, 6/15/41	2,215	2,409,871
5.00%, 6/15/49	5,000	5,105,915
Pasadena, CA, (Central Library):
5.00%, 9/1/46	3,995	4,351,054
5.00%, 9/1/51	11,925	12,791,352
Puerto Rico:
5.625%, 7/1/29	10,762	11,517,165
5.75%, 7/1/31	12,303	13,641,626
Rio Hondo Community College District, CA, (Election of 2024), 5.00%, 8/1/50	17,850	18,887,346
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/54	5,920	5,477,530
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	12,000	12,457,657
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	7,992,920
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	10,710	10,317,573
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	10,627,126
Spring Branch Independent School District, TX, (PSF Guaranteed):
5.00%, 2/1/43	1,000	1,073,532
5.00%, 2/1/44	1,625	1,734,879
5.00%, 2/1/45	1,500	1,594,856
5.00%, 2/1/46	2,250	2,379,323
Spring Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/42	3,185	3,523,993
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Spring Independent School District, TX, (PSF Guaranteed): (continued)
5.25%, 8/15/43	$4,000	$ 4,395,580
Tacoma School District No. 10, WA, 5.00%, 12/1/48	865	908,798
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	9,565	9,349,090
Tenafly Board of Education, NJ, 4.00%, 8/1/42	1,530	1,549,239
Terrell Independent School District, TX, (PSF Guaranteed):
5.25%, 8/1/42	2,000	2,183,172
5.25%, 8/1/43	2,600	2,823,264
5.25%, 8/1/44	3,000	3,246,601
5.25%, 8/1/45	2,000	2,161,899
Tigard-Tualatin School District No. 23J, OR, 5.00%, 6/15/44	6,000	6,379,369
Washington, 5.00%, 8/1/46	20,000	21,157,012
Watertown, MA, 4.00%, 6/15/47	1,290	1,236,000
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/45	1,000	1,069,110
Wilson School District, PA, 5.00%, 5/15/43(5)	2,000	2,115,498
Wisconsin, 4.00%, 5/1/41	5,050	5,066,324
Woolwich Township, NJ:
4.00%, 5/1/42	1,500	1,498,210
4.00%, 5/1/43	700	691,490
Wylie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	9,380	8,624,751
		$1,006,657,976
Hospital — 6.3%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	$3,680	$ 3,179,563
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	10,000	10,037,117
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	12,835	13,364,401
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	3,110	3,130,844
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	2,510	2,343,654
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	9,105	8,215,433
Greenville Health System, SC, 5.00%, 5/1/39	1,225	1,225,474
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	9,722,468
Idaho Health Facilities Authority, ID, (St. Lukes’s Health System), 5.00%, 3/1/41	3,200	3,410,461

8
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Illinois Finance Authority, (University of Chicago Medical Center), (LOC: TD Bank, N.A.), 3.75%, 8/1/43(1)	$10,000	$ 10,000,000
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,002,693
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019-E, 4.00%, 1/1/45	8,650	7,933,693
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,565	11,567,418
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/47	9,700	10,113,398
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,775	10,253,437
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/41	5,395	5,565,445
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,000	13,260,966
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,575	5,093,416
4.25%, 4/1/55	5,000	4,640,492
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	16,604,677
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	9,350	8,370,638
5.00%, 11/15/38	4,200	4,201,847
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	15,575	13,584,626
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	855	782,995
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54	4,700	4,229,510
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/43	1,550	1,448,735
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	12,000	10,969,561
Rochester, MN, (Mayo Clinic), (LOC: Barclays Bank PLC), 3.05%, 11/15/64(1)	5,000	5,000,000
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,802,202
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	6,936,812
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,500	5,072,349
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	$4,060	$ 3,745,768
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	4,290	4,290,696
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	7,865	7,181,607
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50	10,000	8,877,748
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	7,927,426
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/47	3,145	2,867,895
		$ 261,955,465
Housing — 3.7%
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	$1,760	$ 1,776,347
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,954,339
Georgia Housing and Finance Authority, 3.65%, 6/1/44	7,585	6,940,296
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	3,595	3,599,402
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,244,977
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.60%, 12/1/50	6,850	6,787,804
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,088,020
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (4th and Shelby Apartments), (FNMA), 4.60%, 12/1/44	8,350	8,432,641
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.50%, 12/1/40	3,250	3,291,675
Social Bonds, 4.85%, 12/1/45	2,660	2,694,770
Social Bonds, 5.00%, 6/1/46(5)	5,000	5,006,475
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	1,245	993,733
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,156	1,080,564
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	1,959	1,873,552
(FHLMC), (FNMA), (GNMA), Series 2024-A, 4.45%, 11/1/44	945	937,594
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	12,205	12,109,343

9
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	$12,870	$ 12,814,153
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	290	284,118
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.55%, 11/1/54	3,000	2,960,302
Sustainable Development Bonds, 5.00%, 11/1/54	5,025	5,119,870
New York Housing Finance Agency, Sustainability Bonds, (SPA: Barclays Bank PLC), 3.85%, 11/1/64(1)	15,000	15,000,000
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,210	2,199,384
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/44	9,360	9,254,734
Social Bonds, 5.15%, 10/1/45	5,000	5,085,705
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,385	2,355,249
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,241,013
Virginia Housing Development Authority:
4.05%, 10/1/44	4,830	4,650,406
4.45%, 12/1/44	1,400	1,403,236
4.625%, 12/1/49	1,015	1,005,152
5.125%, 11/1/43	245	252,901
5.25%, 11/1/48	2,065	2,114,918
Wisconsin Housing and Economic Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 9/1/44	4,500	4,457,457
		$ 151,650,130
Industrial Development Revenue — 2.1%
Baldwin County Industrial Development Authority, AL, (Novelis Corp.), (AMT), 5.00% to 6/1/32 (Put Date), 6/1/55(3)	$3,800	$ 3,889,943
Houston, TX, (United Airlines, Inc.), (AMT), 5.50%, 7/15/37	4,000	4,321,352
Mobile County Industrial Development Authority, AL, (AM/NS Calvert LLC), (AMT), 4.75%, 12/1/54	16,925	15,667,489
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	15,000	13,823,307
(AMT), 5.00%, 10/1/40	26,585	26,874,431
(AMT), 6.00%, 4/1/35	7,360	8,094,582
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$10,000	$ 10,048,554
Valparaiso, IN, (Pratt Paper IN, LLC), (AMT), 4.875%, 1/1/44(3)	2,000	1,989,883
		$ 84,709,541
Insured - Education — 0.7%
College of Charleston, SC, (AG), 4.375%, 4/1/55	$14,435	$ 13,974,304
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53	7,725	7,194,824
Western Michigan University:
(AG), 5.25%, 11/15/49	1,475	1,558,352
(AG), 5.25%, 11/15/54	6,500	6,823,600
		$ 29,551,080
Insured - Electric Utilities — 0.4%
Griffin, GA, Public Utility Revenue, (BAM), 5.00%, 1/1/51(5)	$2,000	$ 2,080,688
Long Island Power Authority, NY:
(BAM), 5.00%, 9/1/36	3,000	3,440,696
(BAM), 5.00%, 9/1/44	8,750	9,318,740
		$ 14,840,124
Insured - General Obligations — 1.1%
Clark County School District, NV, (AG), 4.25%, 6/15/41	$4,070	$ 4,063,647
Fayette County School District, KY, (BAM), 5.00%, 6/1/41	10,735	11,586,230
Generation Park Management District, TX, (AG), 3.50%, 9/1/43	2,690	2,378,825
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.375%, 3/1/45	695	590,338
(BAM), 3.375%, 3/1/46	2,570	2,176,854
Harris County Municipal Utility District No. 489, TX:
(BAM), Series 2024, 4.00%, 9/1/50	4,395	3,893,847
(BAM), Series 2024A, 4.00%, 9/1/50	5,920	5,244,954
Johnson and Miami Counties Unified School District No. 230 Spring Hills, KS, (AG), 6.00%, 9/1/43	1,600	1,832,192
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	8,910	7,567,835
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,590	6,987,002
		$ 46,321,724

10
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.9%
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	$20,450	$ 18,898,579
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	17,715	16,099,163
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	790	750,734
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/54	3,900	3,481,644
		$ 39,230,120
Insured - Housing — 0.2%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$7,500	$ 6,697,446
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	1,250	1,311,494
		$ 8,008,940
Insured - Lease Revenue/Certificates of Participation — 0.2%
Nevada System of Higher Education, NV, (BAM), 4.25%, 7/1/55	$9,950	$ 9,337,089
		$ 9,337,089
Insured - Special Tax Revenue — 1.9%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/45	$2,500	$ 2,667,860
(AG), 5.50%, 6/1/50	7,500	8,054,292
Fort Smith, AR, Sales and Use Tax Revenue, (AG), 5.25%, 11/1/50(5)	2,500	2,633,733
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	58,155	37,704,219
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	12,053,831
(NPFG), 5.50%, 1/1/30	3,080	3,453,138
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,235	9,558,768
Pasco Public Facilities District, WA, Sales Tax Revenue, (AG), 4.25%, 11/1/49	2,645	2,570,883
		$ 78,696,724
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/43	$10,450	$ 11,073,037
(AG), (AMT), 5.25%, 1/1/45	4,365	4,585,137
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,398,566
Houston, TX, Airport System Revenue:
(AG), (AMT), 5.25%, 7/1/48	11,890	12,337,714
(AG), (AMT), 5.25%, 7/1/53	12,000	12,405,618
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 5.00%, 3/1/49	1,115	1,116,734
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,263,185
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AG), (AMT), 5.00%, 6/30/49	7,835	7,854,329
New York Transportation Development Corp., (John F. Kennedy International Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	3,325	3,389,864
St. Louis, MO, (Lambert International Airport), (AG), 5.25%, 7/1/54	3,100	3,258,846
		$ 70,683,030
Lease Revenue/Certificates of Participation — 2.9%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 12,539,859
Castle Rock, CO, 5.00%, 12/1/49	5,000	5,206,587
Florence County School District No. 3, SC, 4.25%, 12/1/44	1,440	1,360,512
Jacksonville, FL:
5.00%, 10/1/42	11,600	12,431,990
5.00%, 10/1/43	9,405	10,001,984
Kentucky Property and Building Commission, 4.125%, 4/1/45	3,050	2,866,963
Maryland Stadium Authority, 5.00%, 5/1/50	8,980	9,644,186
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,346,034
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,640	13,235,876
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.125%, 6/15/50	10,000	9,265,919
4.25%, 6/15/44	825	794,853
5.00%, 6/15/46	6,000	6,221,508
2019 Series AA, 5.25%, 6/15/43	10,000	10,279,460
2020 Series AA, 4.00%, 6/15/50	13,500	12,097,055

11
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program): (continued)
2022 Series CC, 5.25%, 6/15/43	$5,750	$ 6,108,788
		$ 121,401,574
Other Revenue — 4.0%
Black Belt Energy Gas District, AL:
5.00%, 10/1/35	$5,720	$ 5,978,387
5.00% to 5/1/35 (Put Date), 12/1/55	4,000	4,314,378
5.25% to 10/1/30 (Put Date), 1/1/54	11,250	12,090,545
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	21,890	18,710,849
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	3,505	3,713,767
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,195	11,169,063
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	250	97,500
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,732,216
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,475,325
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,593,482
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.787%, (67% of SOFR + 1.00%), 12/1/52(7)	12,500	12,500,599
Oregon, State Lottery Revenue:
5.00%, 4/1/41	2,000	2,187,943
5.25%, 4/1/42	3,000	3,324,552
5.25%, 4/1/44	4,155	4,548,646
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,717,567
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	2,500	2,701,050
5.00% to 6/1/35 (Put Date), 1/1/56	750	792,409
5.25% to 11/1/35 (Put Date), 11/1/55	10,000	11,113,353
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	12,500	13,529,740
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	6,935	7,082,144
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.528%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(7)	2,225	2,224,892
		$ 164,598,407
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.0%
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.125%, 5/15/59	$8,415	$ 7,880,499
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(3)	3,750	3,658,033
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
4.625%, 10/1/30	3,180	3,200,995
5.25%, 10/1/30	5,110	5,144,824
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(3)	5,570	7,865,319
11.50%, 7/1/27(3)	615	617,046
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,010,542
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	681,001
6.875%, 11/15/55	190	169,627
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	3,205	3,204,939
		$ 42,432,825
Special Tax Revenue — 10.0%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(3)	$14,625	$ 14,323,903
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	11,525	11,002,925
Green Bonds, 5.00%, 11/1/41	13,840	13,954,226
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	13,880	14,685,054
Hampton Roads Transportation Accountability Commission, VA:
5.00%, 7/1/46	270	287,058
5.00%, 7/1/48	6,270	6,356,333
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,105	4,796,063
4.00%, 7/1/51	6,000	5,544,478
5.00%, 7/1/42	1,250	1,353,414
5.00%, 7/1/43	4,500	4,839,194
5.25%, 7/1/48	14,800	15,743,158
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	10,268,930
5.00%, 6/15/50	4,160	4,107,743

12
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	$4,835	$ 4,423,499
Michigan Trunk Line Fund, 5.00%, 11/15/46	15,855	16,661,411
Mida Mountain Village Public Infrastructure District, UT, 6.00%, 6/15/54(3)	3,370	3,426,486
Nevada, Highway Improvement Revenue:
3.00%, 12/1/40	3,060	2,673,177
3.00%, 12/1/41	3,415	2,930,350
3.00%, 12/1/43	6,050	5,013,688
Series 2024C, 3.00%, 12/1/42	5,950	5,029,877
Series 2024D, 3.00%, 12/1/42	3,515	2,968,254
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	230	0
5.35%, 5/1/38(6)	80	0
5.75%, 5/1/38	295	297,523
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/38	30,655	34,244,412
5.00%, 11/1/46	13,000	13,486,161
5.25%, 5/1/46	7,500	8,066,974
5.25%, 5/1/52(4)	15,000	15,938,100
5.50%, 5/1/50	5,000	5,461,134
(SPA: Barclays Bank PLC), 3.85%, 11/1/44(1)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 8/1/39(1)	15,000	15,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 8/1/45(1)	20,000	20,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	8,275	7,752,416
5.25%, 3/15/46	3,000	3,219,508
5.25%, 3/15/47	6,000	6,418,340
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,663,147
5.00%, 3/15/39	10,000	10,386,994
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/49	25,000	25,760,785
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,361,186
New York Thruway Authority, 5.00%, 3/15/47	5,000	5,248,623
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	4,600	4,117,672
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	21,726	21,000,202
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	12,670	13,131,306
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	$325	$ 307,109
Series A2, 5.80%, 5/1/35	295	190,782
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	673,924
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,644,507
Green Bonds, 5.25%, 5/15/47	8,065	8,498,622
Triborough Bridge and Tunnel Authority, NY, Real Estate Transfer Tax Revenue, 5.25%, 12/1/54	5,000	5,273,050
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,845	3,536,801
Utah Transit Authority, 5.00%, 12/15/44	2,500	2,677,490
		$ 412,745,989
Transportation — 15.3%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,095	$ 12,110,352
Atlanta, GA, Airport Revenue:
Green Bonds, 5.00%, 7/1/49(4)	10,000	10,447,000
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,231,572
Green Bonds, (AMT), 5.25%, 7/1/43	8,500	9,028,623
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,350,007
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/49	16,620	17,245,879
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	6,000	6,006,858
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	8,790,383
(AMT), 5.00%, 1/1/39	2,560	2,613,235
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/45	6,140	5,803,380
(AMT), 5.25%, 11/1/43(5)	10,000	10,572,341
(AMT), 5.25%, 11/1/45(5)	13,000	13,626,642
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/38	10,000	10,235,383
(AMT), 5.00%, 11/15/42	9,575	9,888,395
(AMT), 5.00%, 11/15/53	5,835	5,938,578
Greater Orlando Aviation Authority, FL, (AMT), 5.25%, 10/1/49	12,500	13,001,129
Houston, TX, Airport System Revenue:
(AMT), 5.25%, 7/1/42	5,000	5,289,849
(AMT), 5.50%, 7/1/43	2,500	2,723,078

13
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Houston, TX, Airport System Revenue: (continued)
(AMT), 5.50%, 7/1/44	$3,000	$ 3,249,409
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	18,073,628
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,257,921
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/38	13,400	13,738,436
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	30,435	30,935,482
Green Bonds, (AMT), 5.00%, 5/15/47	3,215	3,267,651
Green Bonds, 5.00%, 5/15/44	7,000	7,554,651
Green Bonds, 5.00%, 5/15/45	6,500	6,990,852
Green Bonds, (AMT), 5.25%, 5/15/43	7,000	7,464,856
Green Bonds, (AMT), 5.25%, 5/15/44	7,000	7,434,504
Green Bonds, (AMT), 5.25%, 5/15/45	5,500	5,821,543
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(4)	16,500	17,112,480
Metropolitan Transportation Authority, NY:
5.00%, 11/15/35	5,000	5,707,482
(LOC: Barclays Bank PLC), 3.85%, 11/15/50(1)	10,000	10,000,000
(LOC: Truist Bank), 3.70%, 11/1/32(1)	20,000	20,000,000
Green Bonds, 4.75%, 11/15/45	3,050	3,036,452
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/44	15,750	15,886,630
(AMT), 5.00%, 10/1/50	2,250	2,298,076
(AMT), 5.25%, 10/1/41	1,000	1,083,182
(AMT), 5.25%, 10/1/42	1,000	1,072,544
(AMT), 5.50%, 10/1/43	750	819,624
(AMT), 5.50%, 10/1/44	1,000	1,086,596
(AMT), 5.50%, 10/1/45	1,530	1,656,708
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.25%, 1/1/49	5,830	6,055,398
New Jersey Turnpike Authority:
4.50%, 1/1/48	1,790	1,794,315
5.00%, 1/1/44	10,000	10,611,968
5.25%, 1/1/49	2,855	3,035,821
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,010,502
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,985	3,984,821
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	$10,000	$ 10,766,839
Oklahoma Turnpike Authority:
5.00%, 1/1/45	4,000	4,241,606
5.50%, 1/1/53	12,500	13,239,927
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	2,965	2,898,195
5.00%, 12/1/46	2,240	2,248,421
5.00%, 12/1/53	10,000	10,301,460
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/42	6,250	6,284,061
Port Authority of New York and New Jersey:
5.00%, 10/15/33	9,610	11,161,016
5.00%, 9/1/38	6,130	6,448,382
(AMT), 5.00%, 12/1/44	4,500	4,630,816
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	7,585	7,656,853
(AMT), 5.00%, 7/1/45	8,205	8,324,078
Green Bonds, (AMT), 5.25%, 7/1/43	17,945	18,914,269
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,490	11,477,264
(AMT), 5.00%, 4/1/44	8,615	8,710,631
(AMT), 5.00%, 8/1/46	11,915	12,084,678
(AMT), 5.25%, 10/1/41	4,500	4,881,968
(AMT), 5.25%, 10/1/42	5,000	5,371,114
(AMT), 5.25%, 10/1/43	3,000	3,200,630
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	10,665	10,973,921
Sacramento County, CA, Airport System Revenue, (AMT), 5.25%, 7/1/50	3,000	3,132,573
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	6,925	6,948,885
(AMT), 5.00%, 7/1/46	9,640	9,755,987
(AMT), 5.25%, 7/1/44	4,000	4,192,760
(AMT), 5.25%, 7/1/48	16,260	16,455,894
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/48	14,825	15,183,294
(AMT), 5.25%, 7/1/44	1,000	1,062,714
(AMT), 5.25%, 7/1/50	5,000	5,236,914
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/43	7,200	7,660,106
Triborough Bridge and Tunnel Authority, NY, (LOC: TD Bank, N.A.), 3.90%, 1/1/32(1)	12,360	12,360,000

14
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	$9,070	$ 8,729,975
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.75%, 12/1/50	1,000	1,088,295
		$ 632,567,742
Water and Sewer — 10.8%
Aurora, CO, Water Revenue, 5.00%, 8/1/49	$10,000	$ 10,468,472
Beaufort-Jasper Water and Sewer Authority, SC:
4.00%, 3/1/46	4,400	4,137,830
4.00%, 3/1/50	2,410	2,212,602
Camas, WA, Water and Sewer Revenue, 5.25%, 12/1/50	1,010	1,067,214
Charleston, SC, Waterworks and Sewer System Revenue, Series 2022, 5.00%, 1/1/47	4,965	5,193,614
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/52	8,920	8,562,274
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	2,500	2,321,825
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	12,855	12,269,500
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/43	14,395	15,411,191
District of Columbia Water and Sewer Authority:
4.00%, 10/1/51	10,655	9,674,456
(SPA: Bank of America, N.A.), 3.70%, 10/1/60(1)	34,625	34,625,000
Green Bonds, 5.25%, 10/1/50	5,000	5,328,618
East Bay Municipal Utility District, CA, Water System Revenue:
5.00%, 6/1/39	30	34,514
5.00%, 6/1/44	500	550,293
5.00%, 6/1/45	405	441,791
Green Bonds, 5.00%, 6/1/50	2,500	2,688,415
Fort Lauderdale, FL, Water and Sewer Revenue, 5.50%, 9/1/48	11,000	11,906,379
Fuquay-Varina, NC, Combined Utilities Revenue:
3.00%, 6/1/39	3,105	2,802,003
3.00%, 6/1/40	3,050	2,686,309
4.125%, 6/1/49	260	247,750
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,260	2,040,796
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.25%, 7/1/54	3,485	3,694,588
Illinois Finance Authority:
Green Bonds, 5.00%, 7/1/44	1,000	1,064,285
Green Bonds, 5.00%, 7/1/45	1,550	1,643,912
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
JEA, FL, Water and Sewer System Revenue, 5.50%, 10/1/54	$10,675	$ 11,494,704
Johnston County, NC, Water and Sewer System Revenue, 4.00%, 4/1/54	1,550	1,418,538
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	3,755	3,543,194
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 3.70%, 1/1/65(1)	30,000	30,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47	8,000	8,295,019
5.00%, 6/15/48	14,595	15,357,205
5.00%, 6/15/49	6,240	6,540,422
5.00%, 6/15/50	5,000	5,108,777
5.00%, 6/15/51	10,250	10,710,301
5.25%, 6/15/47	4,850	5,149,490
5.25%, 6/15/48	13,500	14,304,478
5.25%, 6/15/53	4,000	4,257,024
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 6/15/44(1)	42,000	42,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 6/15/50(1)	10,000	10,000,000
Oklahoma Water Resources Board, (Clean Water Program):
5.00%, 4/1/45	2,200	2,337,731
5.00%, 4/1/46	3,300	3,489,980
Peace River Manasota Regional Water Supply Authority, FL:
4.00%, 10/1/54	5,850	5,331,973
5.25%, 10/1/43	5,000	5,456,901
5.25%, 10/1/45	3,500	3,784,442
5.25%, 10/1/46	4,005	4,295,821
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	16,200	17,280,649
Portland, OR, Sewer System Revenue, 5.00%, 12/1/47	5,000	5,248,701
San Antonio, TX, Water System Revenue:
5.00%, 5/15/41(5)	5,000	5,429,989
5.00%, 5/15/42(5)	9,000	9,680,301
(SPA: Truist Bank), 3.80%, 5/1/54(1)	35,000	35,000,000
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,940	6,164,117
Seattle, WA, Drainage and Wastewater Revenue, 5.25%, 5/1/50	1,850	1,976,382
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	75	77,877
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	10,000	9,049,065
Texas Water Development Board, 4.25%, 10/15/51	4,760	4,501,270

15
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Washington Suburban Sanitary District, MD:
2.125%, 6/1/38	$10,770	$ 8,549,888
4.00%, 6/1/45	10,560	10,356,050
		$ 447,263,920
Total Tax-Exempt Municipal Obligations (identified cost $4,042,126,505)		$4,074,024,175

Taxable Municipal Obligations — 2.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$8,071	$ 1,452,793
		$ 1,452,793
Education — 0.5%
Illinois Finance Authority, (University of Chicago), (Liq: TD Bank, N.A.), 4.17%, 10/1/42(8)	$20,000	$ 20,000,000
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,347,018
		$ 21,347,018
Housing — 0.3%
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 4.15%, 7/1/45(8)	$8,035	$ 8,035,000
New York Housing Finance Agency, (160 Madison Avenue LLC), (LOC: Landesbank Hessen-Thuringen Girozentrale), 4.09%, 11/1/46(1)	5,000	5,000,000
		$ 13,035,000
Insured - Transportation — 1.1%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/43	$14,295	$ 4,814,985
(AMBAC), 0.00%, 10/1/26	14,395	13,802,297
(AMBAC), 0.00%, 10/1/27	22,355	20,373,507
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,803,174
		$ 46,793,963
Lease Revenue/Certificates of Participation — 0.0%†
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 624,199
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	$300	$ 304,265
		$ 928,464
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 16,799,777
		$ 16,799,777
Total Taxable Municipal Obligations (identified cost $106,732,042)		$ 100,357,015
Total Investments — 101.2% (identified cost $4,155,496,875)		$4,181,564,611
Other Assets, Less Liabilities — (1.2)%		$ (48,456,405)
Net Assets — 100.0%		$4,133,108,206
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $45,675,193 or 1.1% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	When-issued security.
(6)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(7)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.

16
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

At September 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	17.1%
Texas	13.4%
California	11.0%
Others, representing less than 10% individually	59.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 8.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
17
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Assets and Liabilities

	September 30, 2025
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$174,248,427	$4,155,496,875
Unrealized appreciation	4,107,903	26,067,736
Investments, at value	$178,356,330	$4,181,564,611
Cash	$48,122	$3,567,991
Interest receivable	2,094,366	49,297,101
Receivable for investments sold	25,430	11,091,166
Receivable for Fund shares sold	92,081	3,498,508
Trustees' deferred compensation plan	116,279	442,040
Total assets	$180,732,608	$4,249,461,417
Liabilities
Payable for floating rate notes issued	$2,402,110	$49,268,586
Payable for when-issued securities	2,683,205	53,114,425
Payable for Fund shares redeemed	373,144	9,286,974
Distributions payable	83,110	1,767,670
Payable to affiliates:
Investment adviser fee	63,667	1,095,675
Distribution and service fees	19,487	237,806
Sub-transfer agency fee	1,995	18,554
Trustees' deferred compensation plan	116,279	442,040
Interest expense and fees payable	22,165	316,796
Accrued expenses	99,745	804,685
Total liabilities	$5,864,907	$116,353,211
Net Assets	$174,867,701	$4,133,108,206
Sources of Net Assets
Paid-in capital	$223,037,197	$4,592,646,168
Accumulated loss	(48,169,496)	(459,537,962)
Net Assets	$174,867,701	$4,133,108,206
Class A Shares
Net Assets	$88,516,400	$1,031,069,783
Shares Outstanding	11,193,028	114,079,223
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.91	$9.04
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.18	$9.34
Class C Shares
Net Assets	$1,730,698	$32,246,921
Shares Outstanding	220,149	3,568,268
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.86	$9.04
Class I Shares
Net Assets	$84,620,603	$3,069,791,502
Shares Outstanding	9,798,989	339,700,037
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.64	$9.04
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Operations

	Year Ended September 30, 2025
	AMT-Free Fund	National Fund
Investment Income
Interest income	$8,542,753	$191,663,087
Total investment income	$8,542,753	$191,663,087
Expenses
Investment adviser fee	$803,656	$13,825,970
Distribution and service fees:
Class A	230,120	2,725,618
Class C	20,967	370,279
Trustees’ fees and expenses	12,635	108,690
Custodian fee	53,916	758,785
Transfer and dividend disbursing agent fees	61,544	1,353,748
Legal and accounting services	77,945	332,024
Printing and postage	8,703	99,656
Registration fees	47,393	261,822
Interest expense and fees	112,256	1,983,931
Miscellaneous	32,460	425,503
Total expenses	$1,461,595	$22,246,026
Net investment income	$7,081,158	$169,417,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(2,874,739)	$(50,222,639)
Net realized loss	$(2,874,739)	$(50,222,639)
Change in unrealized appreciation (depreciation):
Investments	$(5,608,101)	$(142,445,491)
Net change in unrealized appreciation (depreciation)	$(5,608,101)	$(142,445,491)
Net realized and unrealized loss	$(8,482,840)	$(192,668,130)
Net decrease in net assets from operations	$(1,401,682)	$(23,251,069)
19
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30, 2025
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,081,158	$169,417,061
Net realized loss	(2,874,739)	(50,222,639)
Net change in unrealized appreciation (depreciation)	(5,608,101)	(142,445,491)
Net decrease in net assets from operations	$(1,401,682)	$(23,251,069)
Distributions to shareholders:
Class A	$(3,410,095)	$(41,137,525)
Class C	(61,738)	(1,117,876)
Class I	(3,559,759)	(128,990,150)
Total distributions to shareholders	$(7,031,592)	$(171,245,551)
Transactions in shares of beneficial interest:
Class A	$(11,523,430)	$(119,716,451)
Class C	(731,095)	(8,131,998)
Class I	(5,046,693)	(162,744,386)
Net decrease in net assets from Fund share transactions	$(17,301,218)	$(290,592,835)
Net decrease in net assets	$(25,734,492)	$(485,089,455)
Net Assets
At beginning of year	$200,602,193	$4,618,197,661
At end of year	$174,867,701	$4,133,108,206
20
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,958,405	$163,793,960
Net realized gain (loss)	249,913	(4,682,350)
Net change in unrealized appreciation (depreciation)	16,717,804	288,134,418
Net increase in net assets from operations	$24,926,122	$447,246,028
Distributions to shareholders:
Class A	$(3,783,054)	$(44,667,007)
Class C	(86,620)	(1,354,682)
Class I	(4,009,714)	(118,137,744)
Total distributions to shareholders	$(7,879,388)	$(164,159,433)
Transactions in shares of beneficial interest:
Class A	$(4,761,576)	$(11,782,201)
Class C	(938,223)	(6,744,532)
Class I	(31,185,537)	670,507,014
Net increase (decrease) in net assets from Fund share transactions	$(36,885,336)	$651,980,281
Net increase (decrease) in net assets	$(19,838,602)	$935,066,876
Net Assets
At beginning of year	$220,440,795	$3,683,130,785
At end of year	$200,602,193	$4,618,197,661
21
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights

	AMT-Free Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.26	$7.62	$7.79	$9.29	$9.25
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.29	$0.28	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.36)	0.64	(0.17)	(1.50)	0.05
Total income (loss) from operations	$(0.06)	$0.93	$0.11	$(1.27)	$0.29
Less Distributions
From net investment income	$(0.29)	$(0.29)	$(0.28)	$(0.23)	$(0.25)
Total distributions	$(0.29)	$(0.29)	$(0.28)	$(0.23)	$(0.25)
Net asset value — End of year	$7.91	$8.26	$7.62	$7.79	$9.29
Total Return(2)	(0.62)%	12.36%	1.29%	(13.85)%	3.14%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$88,516	$104,233	$100,835	$113,933	$157,981
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.85%	0.86%	0.83%	0.79%	0.76%
Interest and fee expense(4)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	0.91%	0.95%	1.00%	0.86%	0.80%
Net expenses	0.91%	0.95%	1.00%	0.86%	0.80%
Net investment income	3.73%	3.64%	3.50%	2.61%	2.53%
Portfolio Turnover	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
22
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	AMT-Free Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.21	$7.58	$7.74	$9.24	$9.20
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.23	$0.22	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.36)	0.63	(0.16)	(1.49)	0.05
Total income (loss) from operations	$(0.12)	$0.86	$0.06	$(1.33)	$0.22
Less Distributions
From net investment income	$(0.23)	$(0.23)	$(0.22)	$(0.17)	$(0.18)
Total distributions	$(0.23)	$(0.23)	$(0.22)	$(0.17)	$(0.18)
Net asset value — End of year	$7.86	$8.21	$7.58	$7.74	$9.24
Total Return(2)	(1.39)%	11.58%	0.51%	(14.59)%	2.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,731	$2,565	$3,258	$4,906	$9,017
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.60%	1.61%	1.58%	1.54%	1.51%
Interest and fee expense(4)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	1.66%	1.70%	1.75%	1.61%	1.55%
Net expenses	1.66%	1.70%	1.75%	1.61%	1.55%
Net investment income	2.97%	2.89%	2.74%	1.83%	1.80%
Portfolio Turnover	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
23
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	AMT-Free Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.02	$8.32	$8.50	$10.15	$10.11
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.34	$0.33	$0.27	$0.28
Net realized and unrealized gain (loss)	(0.39)	0.70	(0.18)	(1.64)	0.06
Total income (loss) from operations	$(0.04)	$1.04	$0.15	$(1.37)	$0.34
Less Distributions
From net investment income	$(0.34)	$(0.34)	$(0.33)	$(0.28)	$(0.30)
Total distributions	$(0.34)	$(0.34)	$(0.33)	$(0.28)	$(0.30)
Net asset value — End of year	$8.64	$9.02	$8.32	$8.50	$10.15
Total Return(2)	(0.35)%	12.66%	1.49%	(13.64)%	3.36%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$84,621	$93,804	$116,348	$119,467	$184,002
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.60%	0.61%	0.58%	0.54%	0.51%
Interest and fee expense(4)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	0.66%	0.70%	0.75%	0.61%	0.55%
Net expenses	0.66%	0.70%	0.75%	0.61%	0.55%
Net investment income	3.98%	3.89%	3.75%	2.84%	2.77%
Portfolio Turnover	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
24
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.35	$0.34	$0.23	$0.23
Net realized and unrealized gain (loss)	(0.38)	0.67	(0.04)	(1.51)	0.08
Total income (loss) from operations	$(0.04)	$1.02	$0.30	$(1.28)	$0.31
Less Distributions
From net investment income	$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.24)
Total distributions	$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.24)
Net asset value — End of year	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	(0.34)%	11.82%	3.38%	(12.62)%	2.99%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,031,070	$1,198,847	$1,126,345	$1,179,909	$1,558,418
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.64%	0.66%	0.67%	0.64%	0.61%
Interest and fee expense(4)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	0.69%	0.71%	0.75%	0.67%	0.63%
Net expenses	0.69%	0.71%	0.75%	0.67%	0.63%
Net investment income	3.73%	3.80%	3.73%	2.30%	2.15%
Portfolio Turnover	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
25
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.28	$0.28	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.38)	0.67	(0.04)	(1.50)	0.08
Total income (loss) from operations	$(0.11)	$0.95	$0.24	$(1.36)	$0.23
Less Distributions
From net investment income	$(0.27)	$(0.28)	$(0.27)	$(0.17)	$(0.16)
Total distributions	$(0.27)	$(0.28)	$(0.27)	$(0.17)	$(0.16)
Net asset value — End of year	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	(1.09)%	10.99%	2.60%	(13.28)%	2.22%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,247	$42,141	$45,670	$55,558	$94,851
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.39%	1.41%	1.42%	1.39%	1.36%
Interest and fee expense(4)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	1.44%	1.46%	1.50%	1.42%	1.38%
Net expenses	1.44%	1.46%	1.50%	1.42%	1.38%
Net investment income	2.98%	3.05%	2.98%	1.52%	1.41%
Portfolio Turnover	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
26
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.37	$0.37	$0.25	$0.25
Net realized and unrealized gain (loss)	(0.38)	0.67	(0.04)	(1.51)	0.08
Total income (loss) from operations	$(0.02)	$1.04	$0.33	$(1.26)	$0.33
Less Distributions
From net investment income	$(0.36)	$(0.37)	$(0.36)	$(0.27)	$(0.26)
Total distributions	$(0.36)	$(0.37)	$(0.36)	$(0.27)	$(0.26)
Net asset value — End of year	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	(0.10)%	12.10%	3.64%	(12.40)%	3.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,069,792	$3,377,209	$2,511,115	$1,891,224	$2,347,177
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.39%	0.41%	0.42%	0.39%	0.36%
Interest and fee expense(4)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	0.44%	0.46%	0.50%	0.42%	0.38%
Net expenses	0.44%	0.46%	0.50%	0.42%	0.38%
Net investment income	3.98%	4.04%	3.98%	2.55%	2.39%
Portfolio Turnover	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
27
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
28

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at September 30, 2025. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2025, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$2,402,110	$49,268,586
Interest Rate or Range of Interest Rates (%)	2.98	2.92 - 2.98
Collateral for Floating Rate Notes Outstanding	$3,199,860	$64,420,980
For the year ended September 30, 2025, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$3,355,616	$59,282,712
Average Interest Rate	3.35%	3.35%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2025.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
29

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	AMT-Free Fund		National Fund
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
Tax-exempt income	$7,016,602	$7,877,590	$164,648,812	$148,757,917
Ordinary income	$14,990	$1,798	$6,596,739	$15,401,516
30

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	AMT-Free Fund	National Fund
Undistributed tax-exempt income	$ 710,252	$ 1,985,544
Deferred capital losses	(53,027,132)	(487,644,808)
Net unrealized appreciation	4,230,494	27,888,972
Distributions payable	(83,110)	(1,767,670)
Accumulated loss	$(48,169,496)	$(459,537,962)
At September 30, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$27,346,914	$345,126,196
Long-term	$25,680,218	$142,518,612
The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$171,723,726	$4,104,407,053
Gross unrealized appreciation	$6,450,875	$76,627,938
Gross unrealized depreciation	(2,220,381)	(48,738,966)
Net unrealized appreciation	$4,230,494	$27,888,972
31

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended September 30, 2025, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$803,656	$13,825,970
Effective Annual Rate	0.44%	0.32%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended September 30, 2025 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$9,204	$50,074
EVD's Class A Sales Charges	$3,364	$36,186
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,750	$14,175
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
32

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2025 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$230,120	$2,725,618
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the year ended September 30, 2025, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$15,725	$277,709
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2025 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$5,242	$92,570
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ —(1)	$20,501
Class C	$ —	$3,454
(1)	Amount is less than $100.
33

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended September 30, 2025 were as follows:
	AMT-Free Fund	National Fund
Purchases	$170,188,545	$4,843,001,077
Sales	$190,039,180	$5,344,256,214
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
AMT-Free Fund
	Year Ended September 30, 2025			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,090,809	$ 8,618,992	2,215,344	$17,952,953
Issued to shareholders electing to receive payments of distributions in Fund shares	371,769	2,948,880	385,503	3,113,046
Redemptions	(2,893,254)	(23,091,302)	(3,207,834)	(25,827,575)
Net decrease	(1,430,676)	$(11,523,430)	(606,987)	$(4,761,576)
Class C
Sales	29,392	$ 235,517	76,495	$ 615,449
Issued to shareholders electing to receive payments of distributions in Fund shares	7,414	58,548	10,293	82,633
Redemptions	(129,204)	(1,025,160)	(204,192)	(1,636,305)
Net decrease	(92,398)	$ (731,095)	(117,404)	$ (938,223)
Class I
Sales	4,161,736	$35,794,798	2,424,718	$21,350,679
Issued to shareholders electing to receive payments of distributions in Fund shares	342,846	2,968,163	382,666	3,372,035
Redemptions	(5,109,384)	(43,809,654)	(6,384,136)	(55,908,251)
Net decrease	(604,802)	$(5,046,693)	(3,576,752)	$(31,185,537)
34

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

National Fund
	Year Ended September 30, 2025			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	12,078,992	$ 109,257,957	18,426,434	$ 169,942,020
Issued to shareholders electing to receive payments of distributions in Fund shares	3,899,451	35,266,857	4,170,023	38,453,338
Redemptions	(29,212,164)	(264,241,265)	(24,029,562)	(220,177,559)
Net decrease	(13,233,721)	$ (119,716,451)	(1,433,105)	$ (11,782,201)
Class C
Sales	704,515	$ 6,402,396	1,071,098	$ 9,868,273
Issued to shareholders electing to receive payments of distributions in Fund shares	114,573	1,036,885	133,484	1,230,196
Redemptions	(1,726,616)	(15,571,279)	(1,949,577)	(17,843,001)
Net decrease	(907,528)	$ (8,131,998)	(744,995)	$ (6,744,532)
Class I
Sales	159,692,054	$1,441,854,634	166,253,236	$1,527,366,480
Issued to shareholders electing to receive payments of distributions in Fund shares	12,484,924	112,900,130	10,788,378	99,585,315
Redemptions	(191,177,725)	(1,717,499,150)	(105,421,044)	(956,444,781)
Net increase (decrease)	(19,000,747)	$ (162,744,386)	71,620,570	$ 670,507,014
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2025.
Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
35

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

At September 30, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 178,356,330	$ —	$ 178,356,330
Total Investments	$ —	$ 178,356,330	$ —	$ 178,356,330
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,183,421	$ —	$ 7,183,421
Tax-Exempt Municipal Obligations	—	4,074,024,175	—	4,074,024,175
Taxable Municipal Obligations	—	100,357,015	—	100,357,015
Total Investments	$ —	$4,181,564,611	$ —	$4,181,564,611
36

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
37

Eaton Vance
National Municipal Income Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”), one of the funds constituting Eaton Vance Municipals Trust, including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
38

Eaton Vance
Municipal Income Funds
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended September 30, 2025, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
AMT-Free Municipal Income Fund	99.79%
National Municipal Income Fund	96.15%
39

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
•  A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
40

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval — continued

Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
41

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that (i) the continuation of the investment advisory agreement between Eaton Vance AMT-Free Municipal Income Fund (the “AMT-Free Muni Income Fund”) and Eaton Vance Management (“EVM”) and (ii) the continuation of the investment advisory agreement between Eaton Vance National Municipal Income Fund (the “National Muni Income Fund”, together with the AMT-Free Muni Income Fund, the “Funds” and each, a “Fund”) and Boston Management and Research (“BMR”) (EVM, with respect to the AMT-Free Muni Income Fund, and BMR, with respect to the National Muni Income Fund, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, respectively, including the education and experience of the investment professionals who provide services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of each Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered each Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the applicable Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Advisers or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.
In this regard, the Board noted each Fund’s performance relative to its peer group and primary performance benchmark index for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peer Group	Benchmark Index
Eaton Vance AMT-Free Municipal Income Fund	Lower	Lower
Eaton Vance National Municipal Income Fund	Higher	Higher
The Board considered, among other things, each Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to the Eaton Vance AMT-Free Municipal Income Fund, after considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its primary performance benchmark in more recent periods. On the basis of the foregoing, the Board considered other
42

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval — continued

relevant information provided by the Adviser in response to requests from the Contract Review Committee, including the strong income return of the Fund, and determined to continue to monitor the performance of the Fund. With respect to the Eaton Vance National Municipal Income Fund, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. With respect to the Eaton Vance AMT-Free Municipal Income Fund, the Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. With respect to Eaton Vance National Municipal Income Fund, the Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.
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MUNI2-NCSR    9.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 24, 2025